UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
811-4927; 811-4623; 811-3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  DECEMBER 31, 2005

Item 1.  Reports to Stockholders

             The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

ANNUAL REPORT
December 31, 2005

Portfolio Manager's Letter
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

This is the annual report for the First Investors Tax-Exempt Money Market Fund for the year ended December 31, 2005. During the year, the Fund's return on a net asset value basis was 1.7% for Class A shares and 0.9% for Class B shares. The Fund paid dividends of 1.6 cents per share for Class A shares and 0.9 cents per share for Class B shares (100% of which is free from federal income taxes). The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

The Fund's performance was largely driven by the interest rate environment. Municipal money market yields climbed last year as the Federal Reserve (the "Fed") raised its target federal funds rate by 25 basis points on eight separate occasions (2.00 percentage points) to 4.25%. One-year municipal note yields rose by more than 125 basis points last year while resets on variable rate securities exhibited typical volatility and reset in a nearly 200 basis point range. They closed 2005 one hundred fifty basis points higher than where they closed 2004.

Activity early in the year was focused on reducing the Fund's overweight position in variable rate securities, which had been a drag on performance as they yielded less than notes during the first quarter. To this end, the Fund increased its holdings in fixed rate notes. Later in the year, the Fund focused on shorter-term securities as market yields rose.

Money market funds continue to be among the most conservative investment vehicles available. However, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
  and Portfolio Manager

January 31, 2006

Understanding Your Fund's Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2005, and held for the entire six-month period ended December 31, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/05)       (12/31/05)  (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,009.45         $3.65
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.58         $3.67
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,005.72         $7.43
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.80         $7.48
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .72% for Class A shares and 1.47% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Ohio                                                 10.9%
New Jersey                                           10.8%
Georgia                                               8.0%
Colorado                                              7.6%
Kentucky                                              7.6%
Michigan                                              5.4%
Arizona                                               5.3%
North Carolina                                        4.7%
Wisconsin                                             4.6%
Rhode Island                                          4.2%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total amortized cost of investments.

Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--98.3%
              Alabama--3.7%
      $500M   Mobile Industrial Dev. Board Facs.
                Rev. Bonds, VR,
                (CO; Kimberly-Clark Corp.)                                            3.50%       $500,000        $373
----------------------------------------------------------------------------------------------------------------------
              Arizona--5.2%
       200M   Casa Grande Industrial Dev. Auth.
                Multi-Family Hsg. Rev. Bonds, VR,
                (Fannie Mae Liquidity Fac.)                                           3.57         200,000         149
       500M   Yuma Industrial Dev. Auth. Multi-Family
                Hsg. Rev. Bonds, VR,
                (Fannie Mae Liquidity Fac.)                                           3.54         500,000         373
----------------------------------------------------------------------------------------------------------------------
                                                                                                   700,000         522
----------------------------------------------------------------------------------------------------------------------
              Colorado--7.5%
       500M   Colorado Hsg. & Fin. Auth. Rev. Bonds,
                VR, (Fannie Mae Collateral Agreement)                                 3.59         500,000         373
       500M   University of Colorado Hospital Auth.
                Rev. Bonds, VR, (LOC; Citibank)                                       3.50         500,000         373
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,000,000         746
----------------------------------------------------------------------------------------------------------------------
              Connecticut--1.9%
       250M   Connecticut State Special Tax Oblig. Rev.,
                9/1/2006 (FSA Ins.)                                                   3.25         251,219         188
----------------------------------------------------------------------------------------------------------------------
              Florida--3.8%
       500M   Florida State Board of Ed. Capital Outlay
                GO Bonds, 6/1/2006*
                (U.S. Govt. Securities)                                               2.56         509,977         381
----------------------------------------------------------------------------------------------------------------------
              Georgia--7.8%
       400M   Fulton County Hsg. Auth. Multi-Family
                Hsg. Rev. Bonds, VR,
                (LOC; Fannie Mae)                                                     3.59         400,000         298
       450M   Roswell Housing Auth. Multi-Family
                Rev. Bonds, VR, (Fannie Mae
                Liquidity Fac.)                                                       3.54         450,000         336
       200M   Whitfield County Residential Care Facs.
                Auth. Rev. Bonds, VR,
                (LOC; Wachovia Bank)                                                  3.55         200,000         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,050,000         783
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Iowa--1.5%
      $200M   Iowa State Vision Special Rev. Bonds,
                2/15/2006 (MBIA Ins.)                                                 2.40%       $200,642        $150
----------------------------------------------------------------------------------------------------------------------
              Kentucky--7.5%
       600M   Fort Mitchell League of Cities Lease
                Rev. Bonds, VR, (LOC; U.S. Bank, NA)                                  3.58         600,000         448
       400M   Newport League of Cities Lease Rev.
                Bonds, VR, (LOC; U.S. Bank, NA)                                       3.58         400,000         298
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,000,000         746
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.9%
       250M   Massachusetts Bay Transportation Auth.
                Rev. Bonds, 3/1/2006*
                (U.S. Govt. Securities)                                               2.73         253,674         189
----------------------------------------------------------------------------------------------------------------------
              Michigan--5.3%
       715M   Michigan State Hospital Fin. Auth. Rev.
                Bonds, 5/15/2006 (AMBAC Ins.)
                (U.S. Govt. Securities)                                               3.20         717,858         534
----------------------------------------------------------------------------------------------------------------------
              New Jersey--10.6%
       475M   Egg Harbor Township School Dist. GO
                Bonds, 2/15/2006 (FSA Ins.)                                           2.98         476,172         355
       700M   New Jersey Health Care Facs. Fin. Auth.
                Rev. Bonds, VR, (LOC; JPMorgan
                Chase & Co.)                                                          3.47         700,000         522
       250M   New Jersey State GO Bonds, 5/1/2006
                (U.S. Govt. Securities)                                               2.80         251,812         187
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,427,984       1,064
----------------------------------------------------------------------------------------------------------------------
              New York--1.1%
       150M   Triborough Bridge & Tunnel Auth. General
                Purpose Rev. Bonds, 1/1/2006
                (U.S. Govt. Securities)                                               2.04         150,015         112
----------------------------------------------------------------------------------------------------------------------
              North Carolina--4.6%
       600M   Charlotte Water & Sewer GO Bonds,
                5/1/2006* (U.S. Govt. Securities)                                     3.20         616,372         460
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio--10.7%
      $600M   Lucas County Facs. Improvement Rev.
                Bonds, VR, (LOC; Fifth Third Bank)                                    3.56%       $600,000        $447
       360M   Ohio State Special Oblig. Elem. &
                Secondary Ed. Cap. Facs. Rev.
                Bonds, 6/1/2006 (AMBAC Ins.)                                          2.90         363,112         271
       468M   Warren County Health Care Facs.
                Rev. Bonds, VR, (LOC; Fifth Third Bank)                               3.57         468,000         349
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,431,112       1,067
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.4%
       100M   Oklahoma County Home Fin. Auth.
                Single Fam. Rev. Bonds, 3/1/2006*
                (U.S. Govt. Securities)                                               2.90          56,637          42
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.9%
       200M   Philadelphia School Dist. GO Bonds,
                3/1/2006 (MBIA Ins.)                                                  3.10         200,698         149
       325M   Philadelphia Water & Wastewater
                Rev. Bonds, 6/15/2006 (FSA Ins.)                                      3.18         328,383         245
----------------------------------------------------------------------------------------------------------------------
                                                                                                   529,081         394
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--4.1%
       250M   Rhode Island Ref. Bd. Auth. State Pub.
                Projects Rev. Bonds, 2/1/2006
                (AMBAC Ins.)                                                          2.55         250,526         187
       300M   Rhode Island State Hlth. & Ed. Building
                Corp. Rev. Bonds, VR. (LOC; Bank of
                New York)                                                             3.45         300,000         224
----------------------------------------------------------------------------------------------------------------------
                                                                                                   550,526         411
----------------------------------------------------------------------------------------------------------------------
              Tennessee--1.9%
       250M   Oak Ridge Electric Sys. Rev. Bonds,
                6/1/2006 (AMBAC Ins.)                                                 2.90         250,102         187
----------------------------------------------------------------------------------------------------------------------
              Texas--2.1%
       285M   Tarrant County Housing Rev. Bonds, VR,
                (Fannie Mae Collateral Agreement)                                     3.59         285,000         213
----------------------------------------------------------------------------------------------------------------------
              Utah--1.9%
       250M   Intermountain Power Agy. Power Supply
                Rev. Bonds, 7/1/2006 (MBIA Ins.)
                (U.S. Treasury Obligations)                                           3.20         253,462         189
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Virginia--3.0%
      $400M   Alexandria Industrial Dev. Auth. Rev.
                Bonds, VR, (LOC; Bank of America)                                     3.55%       $400,000        $298
----------------------------------------------------------------------------------------------------------------------
              Washington--3.4%
       200M   Lake Tapps Parkway Properties Special
                Rev. Bonds, VR, (LOC; U.S. Bank, NA)                                  3.55         200,000         149
       250M   Seattle Housing Auth. Rev. Bonds Pioneer
                Human Svcs. Proj., VR, (LOC; U.S.
                Bank, NA)                                                             3.57         250,000         187
----------------------------------------------------------------------------------------------------------------------
                                                                                                   450,000         336
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--4.5%
       600M   Wisconsin State Health & Educ. Facs.
                Auth. Rev. Bonds, VR,
                (LOC; JPMorgan Chase & Co.)                                           3.52         600,000         448
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,183,661)**                             98.3%     13,183,661       9,833
Other Assets, Less Liabilities                                                         1.7         223,935         167
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,407,596     $10,000
======================================================================================================================

 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund.
   Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at December 31, 2005. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

 * Municipal Bonds which have been prerefunded are shown at the prerefunded call date.

** Aggregate cost for federal income tax purposes is the same.

   Summary of Abbreviations:

     AMBAC  American Municipal Bond Assurance Corporation
     CO     Corporate Obligor
     FSA    Financial Security Assurance
     GO     General Obligation
     LOC    Letter of Credit
     MBIA   Municipal Bond Investors Assurance Insurance Corporation
     VR     Variable Rate Securities

See notes to financial statements


Portfolio Manager's Letter

FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

This is the annual report for the First Investors Tax Exempt Municipal Bond Funds for the year ended December 31, 2005. During the year, our national insured tax exempt funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Insured Intermediate Tax Exempt Fund 0.9% and 0.1%, Insured Tax Exempt Fund 1.7% and 1.0%, and Insured Tax Exempt Fund II 3.8% and 3.0%. Our single state insured tax free funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Arizona 2.0% and 1.3%, California 2.6% and 1.9%, Colorado 2.3% and 1.5%, Connecticut 2.5% and 1.7%, Florida 2.0% and 1.3%, Georgia 2.5% and 1.8%, Maryland 2.3% and 1.5%, Massachusetts 2.3% and 1.5%, Michigan 2.4% and 1.6%, Minnesota 2.1% and 1.4%, Missouri 2.8% and 2.0%, New Jersey 2.4% and 1.6%, New York 2.2% and 1.4%, North Carolina 2.6% and 1.8%, Ohio 2.0% and 1.3%, Oregon 2.5% and 1.7%, Pennsylvania 2.3% and 1.5%, and Virginia 2.3% and 1.6%.

The Funds' performance was largely driven by the flattening of the yield curve and the underperformance of insured municipal bonds relative to uninsured municipal bonds. Specific factors discussed below also materially affected the performance of certain Funds.

2005 was the weakest year for the municipal bond market since 1999. The yield curve flattened as short- and intermediate-term interest rates rose in response to the Federal Reserve's continued tightening of monetary policy, while longer-term interest rates fell as a result of demand for long-term bonds and subdued inflation expectations. The flattening of the yield curve hurt the Funds' performance. Typically, when the Federal Reserve tightens monetary policy, both short- and long-term interest rates rise. Longer maturity bonds are the most sensitive to changes in interest rates, and given our expectation of continued Federal Reserve tightening, the Funds were underweight longer maturities and overweight intermediate maturities. While short and intermediate rates did rise, long-term municipal rates fell. As a result, longer maturities outperformed short and intermediate maturities. This hurt the performance of virtually all of our Funds. The Insured Tax Exempt Fund II was the exception, as the Fund achieved notably better performance because of its relatively greater exposure to longer maturity bonds.

Insured municipal bonds underperformed uninsured bonds as demand by investors for yield boosted the returns of the latter. Given that all the bonds in our Funds are insured, the underperformance of insured municipal bonds contributed to the Funds' underperformance versus their broad market benchmarks. This especially affected the performance of the Insured Intermediate Tax Exempt Fund.

Lastly, Fund-specific factors materially affected the performance of several of the Funds. Almost all of the Funds -- but particularly the California, Oregon and Pennsylvania Funds -- had holdings pre-refunded, which helped performance. Trading activity also added substantially to the total returns of the Insured Tax Exempt Fund II and the Insured Intermediate Tax Exempt Fund, as well as other Funds to a lesser degree. On the other hand, the flatter yield curve adversely affected certain holdings with sinking funds, particularly in the Georgia and Ohio Funds.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.
 and Portfolio Manager

January 31, 2006

Fund Expenses
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                  (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                          $1,000.00        $997.57         $4.78
Hypothetical
  (5% annual return before expenses)            $1,000.00      $1,020.42         $4.84
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                          $1,000.00        $993.83         $8.54
Hypothetical
  (5% annual return before expenses)            $1,000.00      $1,016.64         $8.64
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

California                                           14.5%
Michigan                                              8.3%
New York                                              8.2%
New Jersey                                            7.4%
Alabama                                               6.8%
Mississippi                                           6.0%
Ohio                                                  5.6%
Virginia                                              5.3%
Indiana                                               4.6%
North Carolina                                        3.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Insured Intermediate Tax Exempt Fund
Graph Plot Points
for the periods ended 12/31/05

                     Insured         Merrill
                Intermediate           Lynch
                  Tax Exempt       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,804          10,454
Dec-97                10,556          11,595
Dec-98                11,239          12,418
Dec-99                11,296          11,630
Dec-00                12,439          13,625
Dec-01                13,038          14,234
Dec-02                14,690          15,761
Dec-03                15,246          16,734
Dec-04                15,442          17,647
Dec-05                15,578          18,342

(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares         N.A.V. Only     S.E.C. Standardized
  One Year                 .88%             (4.87%)
  Five Years              4.60%              3.38%
  Ten Years               5.16%              4.53%
  S.E.C. 30-Day Yield               2.60%
Class B Shares
  One Year                 .13%             (3.87%)
  Five Years              3.82%              3.47%
  Ten Years               4.44%              4.44%
  S.E.C. 30-Day Yield               2.01%

  The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (5.01%), 3.15% and 4.06%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.43%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.01%), 3.23% and 3.96%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.84%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.2%
              Alabama--6.8%
    $1,000M   Birmingham Series "A" 5 1/2% 4/1/2013                                             $1,102,500        $192
     1,070M   Elmore Cnty. Ltd. Oblig. Sch. Wts. 5% 2/1/2011                                     1,140,888         198
     1,555M   Oxford GO Wts. Series "A" 5% 5/1/2011                                              1,661,906         289
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,905,294         679
----------------------------------------------------------------------------------------------------------------------
              Arizona--3.7%
     1,000M   Downtown Phoenix Hotel Corp. Rev.
                Series "A" 5% 7/1/2012                                                           1,077,500         187
     1,000M   Univ. of Arizona COP Series "A" 5 1/4% 6/1/2009                                    1,058,750         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,136,250         371
----------------------------------------------------------------------------------------------------------------------
              California--14.4%
     1,000M   California St. Wtr. & Pwr. Rev. Series "A"
                5 1/4% 5/1/2010                                                                  1,072,500         186
     2,500M   Los Angeles Cty. Pub. Wks. (Calabasas Landfill)
                5% 6/1/2020 (when-issued)                                                        2,618,750         455
     1,240M   Los Angeles Wtr. & Pwr. Rev. Series "A"
                5 1/4% 7/1/2018                                                                  1,331,450         231
     3,000M   San Francisco Bldg. Auth. Rev. Series "A"
                5% 12/1/2011                                                                     3,236,250         563
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,258,950       1,435
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.8%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,065,000         184
----------------------------------------------------------------------------------------------------------------------
              Florida--3.7%
     1,000M   Jacksonville St. Johns River Pwr. Pk. Sys. Rev.
                5% 10/1/2012                                                                     1,078,750         188
     1,000M   Polk County Transportation Rev. 5% 12/1/2010**                                     1,060,000         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,138,750         372
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.8%
     1,000M   Athens Housing Auth. Lease Rev. (Univ. of
                Georgia-East Campus) 4% 12/1/2009                                                1,023,750         178
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Indiana--4.5%
    $1,000M   New Albany Floyd County Sch. Bldg. Corp.
                5 3/4% 7/15/2012*                                                               $1,123,750        $195
     1,375M   Plainfield Community Sch. Bldg. Corp. 5% 1/15/2014                                 1,488,437         259
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,612,187         454
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.8%
     1,000M   Kentucky Asset/Liability Community Gen. Fund Rev.
                Series "A" 5% 7/15/2009                                                          1,055,000         183
----------------------------------------------------------------------------------------------------------------------
              Louisiana--.6%
       300M   New Orleans GO 5 1/8% 12/1/2010                                                      320,250          56
----------------------------------------------------------------------------------------------------------------------
              Michigan--8.2%
     1,130M   Michigan Muni. Bond Auth. Rev. Series "A"
                5% 5/1/2019                                                                      1,189,325         207
     1,000M   River Rouge School District GO 5% 5/1/2019                                         1,055,000         183
     2,300M   Rochester Cmnty. School District GO 5% 5/1/2013                                    2,498,375         434
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,742,700         824
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.9%
     1,035M   Bloomington Ind. School District GO #271,
                5% 2/1/2016                                                                      1,112,625         193
----------------------------------------------------------------------------------------------------------------------
              Mississippi--6.0%
     1,000M   Gulfport GO 5% 3/1/2010                                                            1,060,000         184
     1,000M   Jackson Pub. Sch. Dist. GO 5% 10/1/2013                                            1,083,750         188
     1,200M   Mississippi Dev. Bank Harrison Cnty. Hwy. Rev.
                5% 1/1/2012                                                                      1,282,500         223
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,426,250         595
----------------------------------------------------------------------------------------------------------------------
              New Jersey--7.4%
     1,000M   Jersey City School Improvement Series "B"
                5% 3/1/2010                                                                      1,062,500         185
       945M   New Jersey Econ. Dev. Auth. Rev. Series "C"
                5% 6/15/2011                                                                     1,012,331         176
              New Jersey State Educ. Facs. Auth. Revenue:
     1,000M     Richard Stockton College Series "F" 5% 7/1/2014                                  1,087,500         189
     1,000M     William Paterson University Series "E" 5% 7/1/2013                               1,081,250         188
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,243,581         738
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York--8.2%
              New York City General Obligations:
      $150M     5 1/2% 8/1/2012                                                                   $164,813         $29
     2,225M     5 1/8% 6/1/2018                                                                  2,380,750         414
              New York State Dorm. Auth. Revenue:
     1,000M     Personal Income Tax 5% 3/15/2012                                                 1,078,750         187
     1,000M     Student Hsg. Corp. 5% 7/1/2010                                                   1,063,750         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,688,063         815
----------------------------------------------------------------------------------------------------------------------
              North Carolina--3.8%
     1,040M   Buncombe Cnty. Met. Swr. Sys. Rev. 5% 7/1/2018                                     1,120,600         195
     1,000M   North Carolina Pwr. Agy. (Catawba Electric) Revenue
                Series "A" 5% 1/1/2017 (when-issued)                                             1,046,250         182
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,166,850         377
----------------------------------------------------------------------------------------------------------------------
              Ohio--5.5%
     2,000M   Lakewood City School District GO 5% 12/1/2018                                      2,130,000         370
     1,000M   Ohio State Bldg. Adult Correction Facs. 5 1/2% 10/1/2008                           1,056,250         184
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,186,250         554
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.4%
       215M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                  223,063          39
----------------------------------------------------------------------------------------------------------------------
              Oregon--3.7%
     1,000M   Deschutes County Admin. School District #1 GO
                5% 6/15/2013                                                                     1,087,500         189
     1,000M   Yamhill County School District #29J (Newberg) GO
                5% 6/15/2010                                                                     1,066,250         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,153,750         374
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.2%
       150M   Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/4% 10/1/2010                            162,000          28
     1,000M   Philadelphia Muni. Auth. Rev. Series "B"
                5 1/4% 11/15/2011                                                                1,085,000         189
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,247,000         217
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Tennessee--1.9%
    $1,025M   Washington County Sch. & Pub. Improvement GO
                5% 4/1/2013                                                                     $1,113,406        $193
----------------------------------------------------------------------------------------------------------------------
              Texas--1.9%
     1,000M   Austin Airport Sys. Rev. 5 1/4% 11/15/2016                                         1,086,250         189
----------------------------------------------------------------------------------------------------------------------
              Virginia--5.3%
     2,835M   Virginia St. Pub. Bldg. Auth. Rev. Series "A"
                5% 8/1/2016                                                                      3,047,625         530
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.8%
     1,000M   West Virginia State Sch. Bldg. Auth. 5% 1/1/2010                                   1,060,000         184
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.9%
     1,000M   Wisconsin State Petroleum Ins. Fee Rev. Series "1"
                5% 7/1/2011                                                                      1,065,000         185
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $56,575,250)                                     99.2%     57,077,844       9,919
Other Assets, Less Liabilities                                                          .8         468,184          81
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $57,546,028     $10,000
======================================================================================================================

                                                                         Expiration       Notional          Unrealized
Interest Rate Swap                                                             Date         Amount        Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                           5/1/2011        $3,000M            $(12,498)
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

    Summary of Abbreviations:

      COP  Certificate of Participation
      GO   General Obligation

See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                          $1,000.00        $997.09              $5.08
Hypothetical
  (5% annual return before expenses)            $1,000.00      $1,020.12              $5.14
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                          $1,000.00        $993.52              $8.74
Hypothetical
  (5% annual return before expenses)            $1,000.00      $1,016.44              $8.84
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.74% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Illinois                                             12.6%
Georgia                                              11.3%
New York                                              8.7%
Texas                                                 7.7%
California                                            6.3%
Massachusetts                                         5.9%
Nevada                                                4.9%
New Jersey                                            4.1%
Missouri                                              3.7%
Connecticut                                           3.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Fund, Inc. (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Insured Tax Exempt Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                     Insured           Lynch
                  Tax Exempt       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,693          10,454
Dec-97                10,494          11,595
Dec-98                11,084          12,418
Dec-99                10,681          11,630
Dec-00                11,956          13,625
Dec-01                12,375          14,234
Dec-02                13,624          15,761
Dec-03                14,238          16,734
Dec-04                14,589          17,647
Dec-05                14,840          18,342

(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares         N.A.V. Only         S.E.C. Standardized
  One Year                1.72%                 (4.17%)
  Five Years              4.42%                  3.19%
  Ten Years               4.64%                  4.03%
  S.E.C. 30-Day Yield                2.88%
Class B Shares
  One Year                1.00%                 (3.00%)
  Five Years              3.66%                  3.31%
  Ten Years               4.07%                  4.07%
  S.E.C. 30-Day Yield                2.34%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.29%), 3.11% and 3.98%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.74%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.12%), 3.22% and 4.02%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.19%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Alabama--.8%
    $5,835M   Alabama Water Pollution Control Auth. 6% 8/15/2014                                $6,338,268         $83
----------------------------------------------------------------------------------------------------------------------
              Alaska--.2%
     1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,657,500          22
----------------------------------------------------------------------------------------------------------------------
              Arizona--2.0%
     8,550M   Arizona State Municipal Fing. Prog. COP
                7.7% 8/1/2010                                                                    9,640,125         126
     5,000M   Phoenix Civic Improvement Corp. 5% 7/1/2030                                        5,256,250          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,896,375         195
----------------------------------------------------------------------------------------------------------------------
              California--6.2%
              California State General Obligations:
    10,000M     5% 6/1/2027                                                                     10,487,500         137
     5,000M     5% 11/1/2030                                                                     5,175,000          68
     2,000M   Colton Joint Unified School Dist. GO Series "A"
                5 3/8% 8/1/2026                                                                  2,192,500          29
              Dublin Unified School Dist. GO Series "A":
     2,400M     5% 8/1/2027                                                                      2,517,000          33
     2,600M     5% 8/1/2028                                                                      2,723,500          36
    10,000M   Los Angeles Community College Dist. GO Series "A"
                5 1/2% 8/1/2011*                                                                11,050,000         145
     7,485M   Riverside Cnty. Redev. Agency 5% 10/1/2033                                         7,812,469         102
     5,000M   Vernon Redev. Agy. Tax Allocation Proj. 5% 9/1/2035                                5,175,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                47,132,969         618
----------------------------------------------------------------------------------------------------------------------
              Connecticut--3.6%
     9,890M   Connecticut State GO Series "C" 5% 4/1/2023                                       10,495,762         138
     6,250M   Connecticut State Hlth. & Edl. Inverse Floater Rate
                 6.369%11/1/2033**                                                               6,757,812          88
     9,000M   Connecticut State Spl. Tax Oblig. Rev. Trans.
              Infrastructure 6 1/8% 9/1/2012                                                    10,125,000         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,378,574         359
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--.8%
     5,000M   Washington DC GO Series "B" 6% 6/1/2021                                            6,043,750          79
----------------------------------------------------------------------------------------------------------------------
              Florida--.2%
     1,220M   West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                 1,439,600          19
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.1%
   $15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                 $16,293,750        $214
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                                10,283,000         135
     2,540M   Fulton County Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 2,759,075          36
              Metropolitan Atlanta Rapid Transit Authority
                Sales Tax Revenue:
    20,450M     6 1/4% 7/1/2011                                                                 22,776,188         298
    28,305M     6%7/1/2013                                                                      32,515,369         426
----------------------------------------------------------------------------------------------------------------------
                                                                                                84,627,382       1,109
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.7%
              Hawaii State General Obligations:
     5,500M    6% 10/1/2009                                                                      6,008,750          79
     6,000M    6% 10/1/2010                                                                      6,667,500          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,676,250         166
----------------------------------------------------------------------------------------------------------------------
              Illinois--12.5%
              Chicago Board of Education Lease Certificates of
                Participation Series "A":
     5,000M     6% 1/1/2016                                                                      5,837,500          77
    36,200M     6% 1/1/2020                                                                     42,580,250         558
              Illinois Development Fin. Auth. Revenue
                (Rockford School #205):
     5,000M     6.6% 2/1/2010                                                                    5,581,250          73
     3,000M     6.65% 2/1/2011                                                                   3,420,000          45
              Illinois State First Series General Obligations:
     5,250M     6 1/8% 1/1/2010*                                                                 5,781,562          76
     4,500M     5 1/2% 2/1/2016                                                                  4,916,250          64
     8,000M     5 1/2% 5/1/2017                                                                  8,630,000         113
    12,000M     5 1/2% 5/1/2018                                                                 12,930,000         169
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,305,000          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                94,981,812       1,245
----------------------------------------------------------------------------------------------------------------------
              Kansas--.4%
     2,475M   Wyandotte County Unified Sch. Dist. #500 GO
                5% 9/1/2020                                                                      2,679,188          35
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December, 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Louisiana--2.0%
   $10,000M   Ernest N. Morial (New Orleans LA Exhibit Hall)
                Auth. Spl. Tax 5% 7/15/2033                                                    $10,250,000        $135
    10,850M   Regional Trans. Auth. Zero Coupon 12/1/2021                                        5,045,250          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,295,250         201
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--5.8%
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        10,977,375         144
    20,550M   Massachusetts State GO 6% 8/1/2009                                                22,373,812         293
    10,375M   Massachusetts State Hlth. & Educ. Facs.
                Auth. Revenue (University of Mass.)
                5% 10/1/2029                                                                    10,854,843         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                44,206,030         579
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.2%
    10,000M   Michigan State Environmental Protection Prog.
                GO 6 1/4% 11/1/2012                                                             11,200,000         146
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              5,940,000          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,140,000         224
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.8%
              Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,654,625          48
     3,315M     5 1/2% 1/1/2018                                                                  3,580,200          47
     5,770M     5 1/2% 1/1/2019                                                                  6,224,388          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,459,213         177
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.7%
              Missouri State Health & Educ. Facs. Auth.
                Series "A" (BJC Hlth. Sys.):
     6,840M     6 3/4% 5/15/2010                                                                 7,737,750         101
    10,175M     6 3/4% 5/15/2011                                                                11,726,688         154
     7,755M   St. Louis Airport Revenue Series "A" 5 5/8% 7/1/2011*                              8,559,581         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,024,019         367
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.8%
              Clark County Nevada Bond Bank General Obligations:
    $8,195M     5 1/2% 6/1/2017                                                                 $8,881,331        $116
     8,645M     5 1/2% 6/1/2018                                                                  9,358,212         123
     6,000M   Las Vegas New Convention & Visitors
                Auth. Revenue 5 3/4% 7/1/2009*                                                   6,510,000          85
              Truckee Meadows Nevada Water Authority Revenue:
     6,115M     5 1/2% 7/1/2017                                                                  6,596,556          87
     2,605M     5 1/2% 7/1/2018                                                                  2,803,631          37
     2,500M     5 1/2% 7/1/2019                                                                  2,684,375          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,834,105         483
----------------------------------------------------------------------------------------------------------------------
              New Jersey--4.0%
     5,125M   Hudson Cnty. Impt. Auth. Lease Rev. 5% 4/1/2035                                    5,362,031          70
    10,000M   New Jersey State Trans. Corp. COP Fed. Trans.
                Admin. Grants Series "A" 5 3/4% 9/15/2009*                                      10,787,500         142
    13,500M   New Jersey State Turnpike Auth. Inverse Floater
                Rate 6.359% 1/1/2035**                                                          14,411,250         189
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,560,781         401
----------------------------------------------------------------------------------------------------------------------
              New Mexico--1.4%
    10,000M   New Mexico Fin. Auth. State Trans. Rev. Series "A"
                5 1/4% 6/15/2021                                                                10,887,500         143
----------------------------------------------------------------------------------------------------------------------
              New York--8.6%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                      5,462,500          72
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,614,781          47
    22,250M   New York City Municipal Water Fin. Auth. Rev.
                6% 6/15/2021                                                                    27,005,938         354
              New York State Dorm. Auth. Rev. (New York University):
     5,000M     5 7/8% 5/15/2017                                                                 5,862,500          77
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      11,975,000         157
     5,950M   New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                             6,118,683          80
     5,000M   Suffolk County Judicial Facs. Agy. (John P. Cohalan
                Complex) 5 3/4% 10/15/2013                                                       5,450,000          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                65,489,402         859
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--3.0%
    $3,030M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                 $3,261,037         $43
              North Carolina Municipal Pwr. Agy. (Catawba Elec.):
     8,950M     6% 1/1/2010                                                                      9,800,250         129
     8,945M     6% 1/1/2011                                                                      9,951,313         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,012,600         302
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.6%
    10,500M   Mercer County Pollution Control Rev.
                (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013                                         12,271,875         161
----------------------------------------------------------------------------------------------------------------------
              Ohio--.9%
     6,000M   Jefferson County Jail Construction GO 5 3/4% 12/1/2019                             7,072,500          93
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.8%
              Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.):
     2,330M    6% 8/15/2009*                                                                     2,560,088          33
     3,210M    6% 8/15/2017                                                                      3,490,875          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,050,963          79
----------------------------------------------------------------------------------------------------------------------
              Oregon--.8%
              Portland Urban Renewal & Redev. South Park Blocks
                Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 2,957,763          39
     2,630M     5 3/4% 6/15/2016                                                                 2,886,425          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,844,188          77
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.5%
     4,925M   Philadelphia Housing Auth. Capital Fund Prog.
                Rev. Series "A" 5 1/2% 12/1/2019                                                 5,466,750          72
    12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                               13,932,813         182
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,399,563         254
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Educ. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 1/1/2008*                                                4,129,669          54
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.5%
    $3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Proj.) Series "A" 5 1/2% 11/1/2016                               $3,885,000         $51
----------------------------------------------------------------------------------------------------------------------
              Texas--7.6%
    16,000M   Austin Utilities Systems Rev. 6% 11/15/2013                                       18,100,000         237
     5,000M   Harris County Inverse Floater Rate 6.866% 8/15/2035**                              5,431,250          71
              Harris County Toll Road Sub. Liens General
                Obligations Series "A":
    11,065M     6 1/2% 8/15/2012                                                                12,849,231         169
     7,305M     6 1/2% 8/15/2013                                                                 8,601,637         113
              Houston Water Conveyance System Certificates
                of Participation:
     4,705M     6 1/4% 12/15/2013                                                                5,493,087          72
     6,035M     6 1/4% 12/15/2015                                                                7,166,562          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                57,641,767         756
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
     1,590M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                  2,120,663          28
----------------------------------------------------------------------------------------------------------------------
              Virginia--.4%
     3,310M   Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                  3,446,538          44
----------------------------------------------------------------------------------------------------------------------
              Washington--2.3%
              Snohomish County Washington Ltd. Tax
                General Obligations:
     7,975M     5 1/2% 12/1/2017                                                                 8,662,844         113
     8,410M     5 1/2% 12/1/2018                                                                 9,124,850         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,787,694         233
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.5%
    12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                6.9%8/1/2021                                                                    15,570,000         204
    10,745M   Wisconsin State Series "E" 5% 5/1/2025                                            11,362,838         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,932,838         353
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $681,472,642)                                    98.5%    751,343,826       9,849
Other Assets, Less Liabilities                                                         1.5      11,544,005         151
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $762,887,831     $10,000
======================================================================================================================




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                            Expiration        Notional    Appreciation
Interest Rate Swaps                                                               Date          Amount   (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                              5/1/2011         $37,000M      $(154,149)

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate equal
  to 3.684% with Citibank, N.A.                                               8/1/2015          40,000M        229,691
----------------------------------------------------------------------------------------------------------------------
                                                                                               $77,000M        $75,542
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate securities (see Note 1F). The interest rates are reset weekly by the issuer.

   The interest rates shown are the rates in effect at December 31, 2005.

   Summary of Abbreviations:

     COP Certificate of Participation
     GO General Obligation

See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/05)       (12/31/05)  (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                          $1,000.00        $1,006.15         $5.06
Hypothetical
  (5% annual return before expenses)            $1,000.00        $1,020.17         $5.09
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                          $1,000.00        $1,002.24         $8.83
Hypothetical
  (5% annual return before expenses)            $1,000.00        $1,016.39         $8.89
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.75% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Ohio                                                 12.1%
Florida                                              10.5%
Michigan                                              9.0%
Texas                                                 8.9%
Colorado                                              7.0%
California                                            6.7%
Pennsylvania                                          5.4%
Massachusetts                                         5.4%
Arizona                                               5.1%
Nebraska                                              4.2%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Insured Tax Exempt Fund II
Graph Plot Points
for the periods ended 12/31/05

                     Insured         Merrill
                         Tax           Lynch
                      Exempt       Municipal
                     Fund II           Index
Dec-95                $9,425         $10,000
Dec-96                 9,810          10,454
Dec-97                10,820          11,595
Dec-98                11,620          12,418
Dec-99                11,397          11,630
Dec-00                12,936          13,625
Dec-01                13,638          14,234
Dec-02                15,320          15,761
Dec-03                16,093          16,734
Dec-04                16,795          17,647
Dec-05                17,427          18,342

(INSET BOX IN CHART READS:)

                            Average Annual Total Returns*
Class A Shares          N.A.V. Only         S.E.C. Standardized
  One Year                 3.77%                  (2.20%)
  Five Years               6.14%                   4.90%
  Ten Years                6.34%                   5.71%
  S.E.C. 30-Day Yield                2.96%
Class B Shares
  One Year                 2.97%                  (1.03%)
  Five Years               5.35%                   5.02%
  Since Inception
  (12/18/00)               5.49%                   5.33%
  S.E.C. 30-Day Yield                2.39%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.66%), 4.44% and 4.93%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.56%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.51%), 4.51% and 4.82%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.97%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Alabama--.2%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2006*                                     $259,518         $22
----------------------------------------------------------------------------------------------------------------------
              Alaska--.9%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,105,000          94
----------------------------------------------------------------------------------------------------------------------
              Arizona--5.1%
     2,625M   Downtown Phoenix Hotel Corp. Rev. Series "A"
                5% 7/1/2036                                                                      2,723,438         231
     1,095M   Phoenix Arizona Civic Impt. Corp. Tax Rev.
                5% 7/1/2035                                                                      1,144,275          97
     1,075M   Pinal Cnty. Sch. Dist. #43 Apache Jct. GO Series "A"
                5% 7/1/2022                                                                      1,138,156          97
     1,000M   San Luis Civic Impt. Mun. Facs. Excise Tax Rev.
                5% 7/1/2038                                                                      1,040,000          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,045,869         513
----------------------------------------------------------------------------------------------------------------------
              Arkansas--2.9%
     3,250M   Arkansas State University Rev. Series "B" 5% 12/1/2030                             3,392,188         288
----------------------------------------------------------------------------------------------------------------------
              California--6.7%
     5,000M   California State GO 5% 6/1/2027                                                    5,243,750         445
     2,550M   Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029                                2,671,125         227
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,914,875         672
----------------------------------------------------------------------------------------------------------------------
              Colorado--7.0%
     1,500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                GO Series "A" 5 1/8% 12/1/2021                                                   1,610,625         137
     1,000M   Aspen Sales Tax Rev. Parks & Open Space
                5 1/4% 11/1/2025                                                                 1,087,500          92
     1,000M   Centennial Downs Met. Dist. GO 5% 12/1/2028                                        1,045,000          89
     1,035M   Grand Cnty. Sch. Dist. #2 East Grand GO Series "B"
                5% 12/1/2023                                                                     1,089,337          92
     1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                              1,078,750          92
     2,180M   Widefield Water & San. Dist. Wtr. & Swr. Rev.
                5% 12/1/2022                                                                     2,310,800         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,222,012         698
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida--10.5%
      $335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                          $352,169         $30
     1,275M   Peace River/Manasota Regl. Water Supply Auth. Rev.
                Series "B" 5% 10/1/2025                                                          1,340,344         114
     3,355M   Polk Cnty Pub. Facs. Rev. 5% 12/1/2030                                             3,518,556         298
     2,995M   Riviera Beach Water & Swr. Rev. 5% 10/1/2029                                       3,148,494         267
     2,200M   Sarasota Utility System Rev. Series "A" 5% 10/1/2024                               2,329,250         198
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,712,325         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,401,138       1,052
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.8%
     1,000M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family
                Hsg. Projs. (Georgia Tech. Facs.) 5 1/4% 11/1/2021                               1,086,250          92
     1,000M   Georgia Municipal Association, Inc. COP (City Court
                Atlanta Proj.) 5 1/8% 12/1/2021                                                  1,068,750          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,155,000         183
----------------------------------------------------------------------------------------------------------------------
              Indiana--3.2%
     1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                         1,138,150          97
     1,105M   Merrillville Multi-School Building Corp. GO
                5 1/2% 1/15/2012*                                                                1,221,025         104
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 1/15/2012*                                                                1,396,875         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,756,050         319
----------------------------------------------------------------------------------------------------------------------
              Louisiana--1.7%
     1,845M   Louisiana Local Govt. Env. Facs. & Comm.
                5 1/4% 10/1/2021                                                                 1,955,700         166
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--5.4%
     1,305M   Ashland GO 5 1/4% 5/15/2021                                                        1,430,606         121
     2,600M   Massachusetts State Health & Educ. Facs. Auth.
                Rev. 5% 10/1/2029                                                                2,720,250         231
     1,000M   Springfield GO 5 1/4% 1/15/2022                                                    1,083,750          92
     1,000M   University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                 1,081,250          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,315,856         536
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Michigan--9.0%
    $1,000M   Detroit Michigan Series "B" GO 5% 4/1/2025                                        $1,043,750         $88
     1,105M   Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                     1,187,875         101
     1,825M   Grass Lake Cmnty. School District GO 5% 5/1/2031
                (when-issued)                                                                    1,904,844         162
     1,000M   Howell Public Schools GO Zero Coupon 5/1/2006*                                       453,700          38
     1,000M   Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                                 1,047,500          89
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion Turbine
                #1 Proj.) 5 1/4% 1/1/2018                                                        1,073,750          91
     3,600M   Southfield Public School Bldg. & Site Series "B" GO
                5 1/8% 5/1/2021                                                                  3,874,500         329
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,585,919         898
----------------------------------------------------------------------------------------------------------------------
              Minnesota--3.1%
     3,545M   Minneapolis & St Paul Airport Rev. Series "C"
                5% 1/1/2031                                                                      3,691,231         313
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.1%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2009*                                            216,500          18
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2010*                                339,063          29
       250M   St. Joseph School Dist. GO (Direct Dep. Prog.)
                5 3/4% 3/1/2019                                                                    272,500          23
       375M   St. Louis County Pattonville R-3 School Dist. GO
                (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                               411,562          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,239,625         105
----------------------------------------------------------------------------------------------------------------------
              Nebraska--4.2%
     1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                            1,075,000          91
     3,675M   Omaha Pub. Pwr. Dist. Elec. Rev. 5% 2/1/2030                                       3,863,344         328
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,938,344         419
----------------------------------------------------------------------------------------------------------------------
              New Jersey--3.0%
     1,000M   Hudson County COP 5% 12/1/2021                                                     1,058,750          90
     2,350M   New Jersey State Educ. Facs. Auth. Rowan Univ.
                5 1/8% 7/1/2021                                                                  2,520,375         214
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,579,125         304
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York--.9%
              Camden Central School District General Obligations:
      $725M     5 1/2% 3/15/2016                                                                  $800,219         $68
       250M     5 1/2% 3/15/2017                                                                   275,938          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,076,157          91
----------------------------------------------------------------------------------------------------------------------
              Ohio--12.2%
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,355,400         115
     2,500M   Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                    2,637,500         224
     1,000M   Canton Ohio City Sch. Dist. GO 5% 12/1/2023                                        1,058,750          90
     1,380M   Cincinnati State Tech. & Cmnty. College Gen. Receipts
                5 1/4% 10/1/2020                                                                 1,497,300         127
     1,870M   Lake Ohio Local School Dist. GO 5% 12/1/2025                                       1,961,163         166
              Ohio State Bldg. Auth. State Facs.:
     1,500M     5 1/2% 4/1/2018                                                                  1,636,875         139
     2,000M     5% 4/1/2025                                                                      2,107,500         179
     1,480M   Wyoming City Sch. Dist. GO 5% 12/1/2022                                            1,570,650         133
       450M   Youngstown GO 6% 12/1/2031                                                           501,188          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,326,326       1,216
----------------------------------------------------------------------------------------------------------------------
              Oregon--2.2%
     2,025M   Multnomah Cnty. School Dist. #7 (Reynolds) GO
                5% 6/1/2030                                                                      2,078,156         177
       500M   Oregon State Dept. of Administrative Services COP
                5.65% 5/1/2007*                                                                    520,000          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,598,156         221
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--5.4%
     1,350M   Bear Valley Water Rev. 5% 5/1/2036                                                 1,397,250         119
       525M   Erie GO 5 3/4% 5/15/2007*                                                            542,064          46
     1,000M   Jim Thorpe Area School District GO 5% 3/15/2027                                    1,048,750          89
     1,200M   New Castle Sanitation Auth. Swr. 5% 6/1/2027                                       1,242,000         105
              State Public School Bldg. Authority Revenue:
     1,000M     Philadelphia 5 1/4% 6/1/2024                                                     1,071,250          91
     1,000M     Richland 5% 11/15/2023                                                           1,055,000          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,356,314         539
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.8%
      $895M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl.
                Facs. 6 1/4% 7/1/2016                                                             $905,365         $77
----------------------------------------------------------------------------------------------------------------------
              South Carolina--.9%
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,068,750          91
----------------------------------------------------------------------------------------------------------------------
              Texas--8.9%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      571,273          49
     5,000M   Houston Utility Systems Rev. 5 1/4% 5/15/2020                                      5,425,000         460
              Lower Colorado River Authority:
     1,675M     5% 5/15/2025                                                                     1,748,283         148
     1,035M     5% 5/15/2033                                                                     1,056,995          90
     1,600M   Tyler Ind. School District GO 5% 2/15/2028                                         1,674,000         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,475,551         889
----------------------------------------------------------------------------------------------------------------------
              Virginia--.9%
     1,000M   Richmond Public Utility Rev. 5% 1/15/2022                                          1,060,000          90
----------------------------------------------------------------------------------------------------------------------
              Washington--1.0%
     1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                             1,179,925         100
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $112,991,235)                                             116,603,994       9,896
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.2%
     1,400M   Lehigh County PA General Purpose Auth.
                Adjustable Rate Note 3.75%** (cost $1,400,000)                                   1,400,000         119
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $114,391,235)                             100.2%    118,003,994      10,015
Excess of Liabilities Over Other Assets                                                (.2)       (171,578)        (15)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $117,832,416     $10,000
======================================================================================================================




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                             8/1/2012      $2,500M        $12,822

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                             8/1/2015       5,000M         28,712
----------------------------------------------------------------------------------------------------------------------
                                                                                                $7,500M        $41,534
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at
   December 31, 2005.


See notes to financial statements



Fund Expenses
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/05)       (12/31/05)  (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                          $1,000.00       $1,001.80        $5.10
Hypothetical
  (5% annual return before expenses)            $1,000.00       $1,020.12        $5.14
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                          $1,000.00         $998.07        $8.86
Hypothetical
  (5% annual return before expenses)            $1,000.00       $1,016.34        $8.94
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.76% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                            30.1%
General Obligations                                  29.7%
Utilities                                            19.7%
Transportation                                       14.4%
Other Revenue                                         3.9%
Housing                                               1.4%
Health Care                                           0.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors New York Insured Tax Free Fund
Graph Plot Points
for the periods ended 12/31/05

                    New York         Merrill
                     Insured           Lynch
                    Tax Free       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,704          10,454
Dec-97                10,462          11,595
Dec-98                11,048          12,418
Dec-99                10,642          11,630
Dec-00                11,963          13,625
Dec-01                12,339          14,234
Dec-02                13,629          15,761
Dec-03                14,224          16,734
Dec-04                14,571          17,647
Dec-05                14,886          18,342


(INSET BOX IN CHART READS:)


                                  Average Annual Total Returns*
Class A Shares               N.A.V. Only         S.E.C. Standardized
  One Year                      2.16%                  (3.71%)
  Five Years                    4.47%                   3.24%
  Ten Years                     4.68%                   4.06%
  S.E.C. 30-Day Yield                       2.83%
Class B Shares
  One Year                      1.41%                  (2.59%)
  Five Years                    3.69%                   3.34%
  Ten Years                     4.10%                   4.10%
  S.E.C. 30-Day Yield                       2.26%

  The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.86%), 3.10% and 3.94%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.69%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.74%), 3.18% and 3.98%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.11%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.6%
              Education--30.0%
              New York State Dormitory Authority Revenue:
                City University:
    $2,000M       5 3/4% 7/1/2009*                                                              $2,177,500        $123
     3,955M       5 3/4% 7/1/2013                                                                4,390,050         248
     3,000M       6% 7/1/2020                                                                    3,622,500         205
     2,350M     Colgate University 6% 7/1/2021                                                   2,822,938         160
     1,500M     Educational Facility 5 1/4% 5/15/2021                                            1,678,125          95
                Fashion Institution of Technology:
     1,000M       5 1/4% 7/1/2019                                                                1,091,250          62
     1,300M       5% 7/1/2029                                                                    1,363,375          77
                New York University:
     1,610M       6% 7/1/2018                                                                    1,921,938         109
     2,205M       5% 7/1/2022                                                                    2,331,788         132
     2,345M       5% 7/1/2023                                                                    2,479,837         140
                NYSARC Insured Series "A":
     1,425M       5 1/4% 7/1/2018                                                                1,546,125          88
     6,300M       5% 7/1/2026                                                                    6,662,250         377
     3,135M     Peekskill City School Districts 5% 10/1/2026                                     3,307,425         187
     2,715M     Rochester Institute of Technology 5 1/4% 7/1/2018                                2,925,413         166
                School Districts Financing Program:
     3,550M       Series "A" 5 1/4% 4/1/2022                                                     3,865,062         219
                  Series "C":
     1,000M       5 1/4% 4/1/2021                                                                1,075,000          61
     5,175M       5% 4/1/2035                                                                    5,414,344         306
                Special Act School Districts Program:
     1,375M       6% 7/1/2012                                                                    1,507,344          85
     1,460M       6% 7/1/2013                                                                    1,595,050          90
     1,185M   State Dormitory Facilities Series "A" 5% 7/1/2021                                  1,251,656          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                53,028,970       3,001
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations--29.6%
              Buffalo:
    $1,040M     General Improvement Series "D" 6% 12/1/2009*                                    $1,150,500         $65
                School District Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,231,700          70
     2,360M       5 3/8% 11/15/2017                                                              2,575,350         146
     2,620M       5 3/8% 11/15/2019                                                              2,852,525         161
     1,000M     School District Series "D" 5 1/2% 12/15/2015                                     1,091,250          62
     1,000M   Central Square Central School Dist. 5% 5/15/2017                                   1,072,500          61
              Eastport South Manor Central School District:
     1,250M      5% 6/15/2016                                                                    1,342,187          76
     1,315M      5% 6/15/2017                                                                    1,407,050          80
     1,385M      5% 6/15/2018                                                                    1,478,487          84
     1,000M   Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                             1,110,000          63
              New York City:
     3,530M     Series "C" 5 5/8% 3/15/2012*                                                     3,940,362         223
                Series "E":
     1,000M       6.2% 8/1/2008                                                                  1,068,750          60
     4,570M       5 3/4%, 5/15/2010*                                                             5,055,562         286
     2,000M       5 3/4% 8/1/2018                                                                2,217,500         125
     2,500M     Series "F" 5 1/4% 8/1/2014                                                       2,693,750         152
     2,885M     Series "G" 5 3/4% 8/1/2018                                                       3,198,744         181
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,156,700         122
     1,395M   North Syracuse Central School Dist. Series "A"
                5% 6/15/2018                                                                     1,487,419          84
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2009*                                    4,395,000         249
     1,000M   Red Hook Central School Dist. 5 1/8% 6/15/2017                                     1,075,000          61
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,080,000          61
     1,775M   Webster Central School District 5% 6/15/2019                                       1,903,687         108
              Yonkers Series "A":
     1,900M     5 3/4% 10/1/2010*                                                                2,113,750         119
     1,345M     5 1/8% 7/1/2016                                                                  1,442,512          82
     1,410M     5 1/4% 7/1/2017                                                                  1,522,800          86
     1,480M     5 1/4% 7/1/2018                                                                  1,594,700          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,257,785       2,957
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--.8%
    $1,320M   New York State Dormitory Auth. Rev.
                United Cerebral Palsy 5 1/8% 7/1/2021                                           $1,415,700         $80
----------------------------------------------------------------------------------------------------------------------
              Housing--1.4%
     2,345M   New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                  2,408,761         136
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.3%
              Metropolitan Transit Authority of New York:
                Transit Authority Revenue:
     2,500M       Series "A" 5% 11/15/2020                                                       2,640,625         149
     2,015M       Series "A" 5% 11/15/2030                                                       2,088,044         118
     5,000M       Series "B" 5 1/4% 11/15/2022                                                   5,406,250         306
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,915,750         165
     2,855M   New York State Thruway Auth. Gen. Rev. 4 3/4% 1/1/2029                             2,926,375         166
     1,500M   New York State Thruway Auth. Hwy. & Bridge
                Series "A" 6% 4/1/2010*                                                          1,666,875          94
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      7,607,250         431
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,251,169       1,429
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.6%
              New York City Municipal Water Fin. Auth. Revenue:
     2,750M     6% 6/15/2021                                                                     3,337,813         189
     7,000M     5 1/2% 6/15/2033                                                                 7,542,500         427
     5,000M     Series "A" 5% 6/15/2035                                                          5,181,250         293
     2,500M     Series "C" 5% 6/15/2029                                                          2,628,125         148
     8,000M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              8,780,000         497
     6,165M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                        7,251,581         410
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,721,269       1,964
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.9%
    $2,500M   Nassau County Interim Fin. Authority
                5 3/4% 11/15/2010*                                                              $2,759,375        $156
     3,000M   New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                              3,217,500         182
       800M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                    961,000          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,937,875         393
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $164,769,750)                              99.6%    176,021,529       9,960
Other Assets, Less Liabilities                                                          .4         703,627          40
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $176,725,156     $10,000
======================================================================================================================


                                                                              Expiration      Notional      Unrealized
Interest Rate Swaps                                                                 Date        Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                           8/1/2012      $12,000M         $61,545

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                           8/1/2015       18,000M         103,361
----------------------------------------------------------------------------------------------------------------------
                                                                                              $30,000M        $164,906
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,003.08        $3.79
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.43        $3.82
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $998.85        $7.56
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.65        $7.63
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            27.0%
Other Revenue                                        24.3%
General Obligations                                  15.5%
Education                                            13.7%
Health Care                                           7.9%
Certificates of Participation                         7.8%
Transportation                                        2.3%
Housing                                               0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Arizona Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                     Arizona       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,775          10,454
Dec-97                10,683          11,595
Dec-98                11,342          12,418
Dec-99                11,129          11,630
Dec-00                12,341          13,625
Dec-01                12,903          14,234
Dec-02                14,208          15,761
Dec-03                14,885          16,734
Dec-04                15,408          17,647
Dec-05                15,722          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.04%            (3.85%)
  Five Years             4.96%             3.72%
  Ten Years              5.25%             4.63%
  S.E.C. 30-Day Yield            2.80%
Class B Shares
  One Year               1.30%            (2.70%)
  Five Years             4.19%             3.84%
  Ten Years              4.62%             4.62%
  S.E.C. 30-Day Yield            2.21%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.31%), 3.27% and 4.04%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.37%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.17%), 3.36% and 4.03%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.76%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Certificates of Participation--7.6%
      $500M   Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                             $534,375        $309
       750M   Arizona State Univ. Research Infrastructure
                5% 9/1/2026                                                                        786,563         454
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,320,938         763
----------------------------------------------------------------------------------------------------------------------
              Education--13.5%
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2009*                                   541,875         313
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,078,750         623
       640M   South Campus Group (Arizona St. Univ. Proj.
                South Campus) 5 5/8% 9/1/2023                                                      709,600         409
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,330,225       1,345
----------------------------------------------------------------------------------------------------------------------
              General Obligations--15.2%
              Maricopa County School District:
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 933,750         539
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     595,875         344
     1,000M   Phoenix Series "B" 5 3/8% 7/1/2019                                                 1,101,250         636
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,630,875       1,519
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.7%
       550M   Maricopa County Ind. Dev. Hosp. Facs. Auth.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               683,375         394
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2010*                                                                   657,750         380
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,341,125         774
----------------------------------------------------------------------------------------------------------------------
              Housing--.9%
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     160,875          93
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.2%
       385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                 389,435         224
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--26.5%
    $1,000M   Mesa Utility Systems Revenue 5% 7/1/2019                                          $1,102,500        $637
              Phoenix Civic Improvement Corp. Water Sys. Revenue:
     1,000M     5% 7/1/2018                                                                      1,055,000         609
       500M     5 1/2% 7/1/2020                                                                    546,875         316
       500M   Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                        541,875         313
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               804,375         464
       500M   Tucson Water Rev. 5.3% 7/1/2009*                                                     531,875         307
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,582,500       2,646
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--23.8%
       750M   Downtown Phoenix Hotel Corp. 5% 7/1/2036                                             778,125         449
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    269,687         156
       465M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  506,269         292
       750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                817,500         472
       250M   San Luis Civic Impt. Corp. Mun. Facs. Excise Tax
                5% 7/1/2038                                                                        260,000         150
       400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                        402,596         232
     1,000M   Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                              1,085,000         627
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,119,177       2,378
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,991,180)                                               16,875,150       9,742
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
       100M   Casa Grande Indl. Dev. Auth. Multi-Family Hsg. Rev.
                Adjustable Rate Note 3.57%** (cost $100,000)                                       100,000          58
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $16,091,180)                               98.0%     16,975,150       9,800
Other Assets, Less Liabilities                                                         2.0         346,107         200
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $17,321,257     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                       Expiration        Notional         Appreciation
Interest Rate Swaps                                                          Date          Amount        (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                         5/1/2011          $1,000M             $(4,166)

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                    8/1/2015             900M               5,168
----------------------------------------------------------------------------------------------------------------------
                                                                                           $1,900M              $1,002
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and are the rates in effect at December 31, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,002.73        $4.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93        $4.33
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $999.66        $8.06
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14        $8.13
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            33.4%
Other Revenue                                        23.6%
General Obligations                                  22.2%
Certificates of Participation                        13.0%
Transportation                                        6.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - California Fund Graph Plot Points for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                  California       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,794          10,454
Dec-97                10,740          11,595
Dec-98                11,418          12,418
Dec-99                11,089          11,630
Dec-00                12,592          13,625
Dec-01                13,068          14,234
Dec-02                14,444          15,761
Dec-03                15,087          16,734
Dec-04                15,684          17,647
Dec-05                16,095          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.63%            (3.25%)
  Five Years             5.03%             3.80%
  Ten Years              5.50%             4.87%
  S.E.C. 30-Day Yield            3.03%
Class B Shares
  One Year               1.92%            (2.08%)
  Five Years             4.25%             3.91%
  Ten Years              4.87%             4.87%
  S.E.C. 30-Day Yield            2.46%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.56%), 3.41% and 4.46%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.72%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.40%), 3.49% and 4.46%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.14%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.7%
              Certificates of Participation--12.8%
      $500M   Castaic Lake Water Agency Water Sys. Impt. Proj.
                7% 8/1/2012                                                                       $596,875        $205
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        813,750         279
     1,200M   Riverside California 5% 9/1/2028                                                   1,251,000         429
     1,000M   West Contra Costa Healthcare 5 3/8% 7/1/2024                                       1,081,250         371
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,742,875       1,284
----------------------------------------------------------------------------------------------------------------------
              General Obligations--22.0%
       400M   Chaffey Community College District 5 1/4% 7/1/2012*                                  443,500         152
       500M   Fontana School District 5 3/4% 5/1/2022                                              543,750         187
       650M   Jefferson Unified High Sch. Dist. (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    773,500         266
     1,000M   Morgan Hill Unified School District 5 1/4% 8/1/2018                                1,086,250         373
       750M   Natomas Unified School District 5.95% 9/1/2021                                       878,438         302
     1,000M   Oak Valley Hospital District 5% 7/1/2035                                           1,037,500         356
     1,000M   Santa Monica Community College District Series "A"
                5% 5/1/2025                                                                      1,057,500         363
       500M   Walnut Valley School District 7.2% 2/1/2016                                          598,750         205
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,419,188       2,204
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.4%
     1,000M   Port of Oakland Revenue Bonds Series "M"
                5 1/4% 11/1/2020                                                                 1,078,750         371
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                5 3/4% 7/1/2010*                                                                   775,250         267
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,854,000         638
----------------------------------------------------------------------------------------------------------------------
              Utilities--33.1%
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                    294,062         101
     1,350M   Los Angeles Wastewater Sys. Rev. Series "A"
                5% 6/1/2032                                                                      1,410,750         485
     1,150M   Los Angeles Water & Power Rev. Series "B"
                5 1/8% 7/1/2020                                                                  1,230,500         423
       700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                768,250         264
     2,000M   Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev.
                5% 12/1/2027                                                                     2,072,500         712
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                5 1/4% 12/1/2017                                                                $1,323,437        $455
     1,525M   Semitropic Impt. Dist. Water Storage Dist.
                5 1/2% 12/1/2022                                                                 1,687,031         580
       750M   South Gate Public Fing. Auth. Wtr. Rev. Series "A"
                6% 10/1/2012                                                                       844,688         290
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,631,218       3,310
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--23.4%
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,082,500         372
     1,000M   Long Beach Fing. Auth. Rev. 6% 11/1/2017                                           1,167,500         401
     1,105M   Palm Springs Fing. Auth. Lease Rev. Series "A"
                (Convention Ctr. Proj.) 5 1/4% 11/1/2020                                         1,219,644         419
     1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                5 1/4% 8/1/2020                                                                  1,076,250         370
       325M   San Jose Redevelopment Agy. 6% 8/1/2015                                              378,625         130
       700M   San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                              843,500         290
     1,000M   Vernon Redevelopment Agy. Tax Allocation 5% 9/1/2035                               1,035,000         356
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,803,019       2,338
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,731,974)                                               28,450,300       9,774
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
       400M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 3.4%** (cost $400,000)                                        400,000         138
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $27,131,974)                               99.1%     28,850,300       9,912
Other Assets, Less Liabilities                                                          .9         257,194          88
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,107,494     $10,000
======================================================================================================================




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------

                                                                       Expiration        Notional           Unrealized
Interest Rate Swaps                                                          Date          Amount         Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                    8/1/2012          $2,000M             $10,258

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                    8/1/2015           1,500M               8,613
----------------------------------------------------------------------------------------------------------------------
                                                                                           $3,500M             $18,871
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,002.44        $3.03
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,022.19        $3.06
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $998.47        $6.80
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.40        $6.87
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  39.2%
Utilities                                            17.4%
Other Revenue                                        17.3%
Education                                             8.6%
Health Care                                           5.7%
Transportation                                        5.3%
Certificates of Participation                         4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Colorado Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                    Colorado       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,854          10,454
Dec-97                10,778          11,595
Dec-98                11,453          12,418
Dec-99                11,207          11,630
Dec-00                12,520          13,625
Dec-01                13,177          14,234
Dec-02                14,594          15,761
Dec-03                15,337          16,734
Dec-04                15,876          17,647
Dec-05                16,243          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.32%            (3.56%)
  Five Years             5.34%             4.11%
  Ten Years              5.60%             4.97%
  S.E.C. 30-Day Yield            3.05%
Class B Shares
  One Year               1.51%            (2.49%)
  Five Years             4.56%             4.23%
  Ten Years              4.96%             4.96%
  S.E.C. 30-Day Yield            2.50%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.21%), 3.47% and 4.13%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.46%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.16%), 3.52% and 4.12%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.86%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.6%
              Certificates of Participation--4.6%
      $250M   Broomfield Open Space 5 1/2% 12/1/2020                                              $269,375        $252
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                216,750         203
----------------------------------------------------------------------------------------------------------------------
                                                                                                   486,125         455
----------------------------------------------------------------------------------------------------------------------
              Education--8.5%
              Colorado School of Mines Auxiliary Facs. Revenue:
       200M     5 1/4% 12/1/2020                                                                   214,750         201
       300M     5% 12/1/2024                                                                       316,125         295
       350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                 378,438         353
----------------------------------------------------------------------------------------------------------------------
                                                                                                   909,313         849
----------------------------------------------------------------------------------------------------------------------
              General Obligations--38.5%
       500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora
                Series "A" 5 1/8% 12/1/2021                                                        536,875         501
     1,000M   Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019                            1,078,750       1,008
       200M   Arapahoe Cnty. Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   220,750         206
       250M   Centennial Downs Met. District 5% 12/1/2028                                          261,250         244
       200M   Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                 224,750         210
              El Paso County School District:
       350M     #2 (Harrison) 5 1/2% 12/1/2018                                                     379,750         355
       250M     #20, 5 1/4% 12/15/2017                                                             270,625         253
       200M     #49 (Falcon) 5 1/2% 12/1/2013                                                      221,750         207
       350M     #49 (Falcon) 5 3/4% 12/1/2015                                                      387,625         362
       250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                     276,562         258
       250M   Pueblo County School District #70, 5 1/4% 12/1/2022                                  268,125         250
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,126,812       3,854
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.6%
       200M   Colorado Health Facs. (Poudre Valley Hlth. Care)
                5 5/8% 12/1/2009*                                                                  217,750         203
       350M   Denver City & Cnty. Mental Hlth. Corp. Series "A"
                5 1/2% 7/15/2015                                                                   384,125         359
----------------------------------------------------------------------------------------------------------------------
                                                                                                   601,875         562
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.2%
              Denver City & County Airport Revenue:
      $255M     5 1/2% 11/15/2016                                                                 $277,631        $259
       250M     5 3/4% 11/15/2020                                                                  280,000         261
----------------------------------------------------------------------------------------------------------------------
                                                                                                   557,631         520
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.2%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            217,750         203
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   216,500         202
              Colorado Water Resources & Power Dev. Authority:
       250M     Fountain Utility (Enterprise Proj.) 5% 12/1/2035                                   257,500         241
                Small Water Resources Rev. Series "A":
       200M       5 3/4% 11/1/2017                                                                 219,250         205
       250M       5 1/4% 11/1/2021                                                                 268,438         251
       400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                434,000         405
       200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2010*                                     222,250         208
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,835,688       1,715
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--17.0%
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         269,375         252
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                                  304,150         284
       400M     5 1/2% 12/15/2018                                                                  442,500         413
       250M   Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                 270,000         252
       500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                    537,500         502
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,823,525       1,703
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,758,093)                                                10,340,969       9,658
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.9%
       200M   Colorado Hsg. & Fin. Auth. Rev. Bonds,
                Adjustable Rate Note 3.59%** (cost $200,000)                                       200,000         187
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $9,958,093)                                98.5%     10,540,969       9,845
Other Assets, Less Liabilities                                                         1.5         166,294         155
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,707,263     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------

                                                                       Expiration        Notional           Unrealized
Interest Rate Swap                                                           Date          Amount         Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                    8/1/2015            $500M              $2,871
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at December 31, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,003.13        $4.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93        $4.33
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $999.55        $8.06
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14        $8.13
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  43.0%
Health Care                                          22.1%
Education                                            17.0%
Utilities                                             9.3%
Transportation                                        3.6%
Housing                                               3.5%
Other Revenue                                         1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Connecticut Fund Graph Plot Points for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                 Connecticut       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,741          10,454
Dec-97                10,595          11,595
Dec-98                11,247          12,418
Dec-99                11,030          11,630
Dec-00                12,183          13,625
Dec-01                12,702          14,234
Dec-02                13,955          15,761
Dec-03                14,539          16,734
Dec-04                15,086          17,647
Dec-05                15,460          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.48%            (3.39%)
  Five Years             4.88%             3.64%
  Ten Years              5.07%             4.45%
  S.E.C. 30-Day Yield            2.86%
Class B Shares
  One Year               1.68%            (2.32%)
  Five Years             4.09%             3.75%
  Ten Years              4.45%             4.45%
  S.E.C. 30-Day Yield            2.30%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.72%), 3.30% and 4.07%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.55%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.66%), 3.37% and 4.07%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.96%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.3%
              Education--16.6%
              Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
    $1,000M     Fairfield Univ. 5 5/8% 7/1/2009*                                                $1,083,750        $283
     1,000M     Kent School Series "D" 5% 7/1/2021                                               1,068,750         279
     1,235M     Trinity College Series "H" 5% 7/1/2019                                           1,318,362         344
     1,100M   University of Connecticut 5 1/8% 2/15/2020                                         1,179,750         308
              University of Connecticut Student Fees Rev. Series "A":
       600M     5 1/4% 11/15/2021                                                                  654,000         171
     1,000M     5% 11/15/2029                                                                    1,052,500         275
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,357,112       1,660
----------------------------------------------------------------------------------------------------------------------
              General Obligations--41.9%
       500M   Branford 5% 5/15/2014                                                                538,750         141
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                                       840,937         220
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,090,000         285
     1,000M     Series "A" 5 1/4% 8/15/2024                                                      1,077,500         281
              Connecticut State:
       300M     Series "A" 5 1/4% 6/15/2009*                                                       319,875          83
       500M     Series "B" 5 3/4% 11/1/2009*                                                       545,625         142
       690M     Series "E" 6% 3/15/2012                                                            781,425         204
     1,020M     Series "F" 5% 10/15/2021                                                         1,081,200         282
     1,090M   Cromwell 5% 6/15/2020                                                              1,159,487         303
     1,000M   Glastonbury 5% 6/15/2021                                                           1,073,750         280
     1,650M   Hartford 5% 8/15/2019                                                              1,755,187         458
     1,080M   Hartford County Met. Dist. 5% 5/1/2024                                             1,142,100         298
       800M   New Britain 6% 3/1/2012                                                              880,000         230
              New Haven:
       735M     6% 11/1/2009*                                                                      810,338         212
       470M     5 1/4% 11/1/2013                                                                   506,425         132
       395M     5% 11/1/2017                                                                       424,625         111
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2009*                                  703,625         184
     1,250M   Waterbury 5% 4/1/2021                                                              1,314,062         343
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,044,911       4,189
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--21.5%
              Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                                               $450,788        $118
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      431,000         113
     2,165M     Children's Medical Center Series "B" 5% 7/1/2021                                 2,286,781         597
     1,500M     Connecticut State University System 5% 11/1/2033                                 1,560,000         407
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       708,022         185
                Village Families & Children Series "A":
       370M       5% 7/1/2015                                                                      396,363         103
       385M       5% 7/1/2016                                                                      412,431         108
       405M       5% 7/1/2017                                                                      432,338         113
     1,000M     William W. Buckus Hospital 5% 7/1/2035                                           1,051,250         274
       500M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    505,790         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,234,763       2,150
----------------------------------------------------------------------------------------------------------------------
              Housing--3.4%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      771,368         202
       500M     5.85% 6/15/2030                                                                    530,000         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,301,368         340
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.5%
              Connecticut State Special Tax Obligation
                Revenue Transportation Infrastructure:
       250M     6 1/8% 9/1/2012                                                                    280,625          73
     1,000M     5% 12/1/2021                                                                     1,057,500         276
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,338,125         349
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.0%
              Puerto Rico Electric Power Authority Revenue:
       750M     5 3/8% 7/1/2017                                                                    823,125         215
       250M     5 1/4% 7/1/2022                                                                    269,375          70
       250M     5 1/4% 7/1/2029                                                                    268,125          70
     2,000M   South Central Connecticut Regional Water Authority
                5% 8/1/2033                                                                      2,092,500         547
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,453,125         902
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.4%
      $545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                  $551,268        $144
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,781,611)                                     97.3%     37,280,672       9,734
Other Assets, Less Liabilities                                                         2.7       1,020,168         266
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $38,300,840     $10,000
======================================================================================================================

                                                                       Expiration        Notional           Unrealized
Interest Rate Swap                                                           Date          Amount         Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                    8/1/2012          $2,500M             $12,822
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,001.26        $4.54
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67        $4.58
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $997.70        $8.31
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.89        $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        45.5%
Utilities                                            38.7%
Transportation                                       11.2%
General Obligations                                   4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Florida Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                     Florida       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,742          10,454
Dec-97                10,636          11,595
Dec-98                11,284          12,418
Dec-99                10,953          11,630
Dec-00                12,224          13,625
Dec-01                12,744          14,234
Dec-02                14,080          15,761
Dec-03                14,670          16,734
Dec-04                15,166          17,647
Dec-05                15,469          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.00%          (3.89%)
  Five Years             4.82%          3.58%
  Ten Years              5.08%          4.46%
  S.E.C. 30-Day Yield            2.94%
Class B Shares
  One Year               1.26%          (2.74%)
  Five Years             4.04%          3.70%
  Ten Years              4.45%          4.45%
  S.E.C. 30-Day Yield            2.38%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.17%), 3.28% and 4.12%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.70%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.02%), 3.38% and 4.12%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.12%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              General Obligations--4.6%
    $1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                            $1,085,000        $320
       415M   North Springs Improvement District 7% 10/1/2009                                      467,394         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,552,394         458
----------------------------------------------------------------------------------------------------------------------
              Transportation--11.1%
     1,000M   Lee County Transportation Facs. 5% 10/1/2021                                       1,071,250         316
     1,000M   Miami-Dade County Expwy. Auth. Toll Sys. Rev.
                6% 7/1/2014                                                                      1,111,250         328
     1,500M   St. John's County Transportation Impt. 5% 10/1/2023                                1,584,375         466
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,766,875       1,110
----------------------------------------------------------------------------------------------------------------------
              Utilities--38.3%
     1,000M   Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                          1,172,500         346
     1,000M   Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                  1,058,750         312
     1,000M   Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                           1,103,750         325
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,741,675         513
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,068,750         314
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,241,588         366
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,137,500         335
     1,000M   Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev.
                5% 10/1/2029                                                                     1,051,250         310
     1,200M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                               1,293,000         381
     1,000M   Stuart Utilities Rev. 5 1/4% 10/1/2020                                             1,090,000         321
     1,000M   Tallahassee Energy System Rev. 5% 10/1/2028                                        1,047,500         309
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,006,263       3,832
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--45.0%
     1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                 1,502,475         443
              Florida Municipal Loan Council Revenue:
     1,500M     5 1/4% 11/1/2019                                                                 1,627,500         480
     1,000M     5 3/8% 11/1/2025                                                                 1,077,500         318
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,284,831         379
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,185,000         644
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Osceola County Tourist Development Tax Revenue:
    $1,000M     5 1/2% 10/1/2017                                                                $1,098,750        $324
     1,000M     5 1/2% 10/1/2018                                                                 1,097,500         323
     1,000M   Pasco County Sales Tax Rev. 5% 12/1/2020                                           1,067,500         315
     1,000M   Polk County Public Facs. Rev. 5% 12/1/2030                                         1,048,750         309
     1,000M   Seminole County Sales Tax Rev. 5% 10/1/2031                                        1,052,500         310
     1,000M   St. Augustine Capital Improvement 5% 10/1/2024                                     1,060,000         312
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,162,500         343
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,264,806       4,500
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,691,460)                                     99.0%     33,590,338       9,900
Other Assets, Less Liabilities                                                         1.0         338,946         100
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $33,929,284     $10,000
======================================================================================================================

                                                                                                            Unrealized
                                                                       Expiration        Notional         Appreciation
Interest Rate Swaps                                                          Date          Amount        (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                         5/1/2011          $2,000M             $(8,332)

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                    8/1/2015           3,900M              22,394
----------------------------------------------------------------------------------------------------------------------
                                                                                           $5,900M             $14,062
======================================================================================================================

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,002.16        $3.03
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,022.19        $3.06
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $998.93        $6.80
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.40        $6.87
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            40.0%
Education                                            20.5%
Health Care                                          16.5%
Other Revenue                                        13.5%
Certificates of Participation                         4.4%
General Obligations                                   2.2%
Housing                                               1.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Georgia Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                     Georgia       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,793          10,454
Dec-97                10,772          11,595
Dec-98                11,427          12,418
Dec-99                11,079          11,630
Dec-00                12,588          13,625
Dec-01                13,157          14,234
Dec-02                14,583          15,761
Dec-03                15,304          16,734
Dec-04                15,791          17,647
Dec-05                16,190          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.53%          (3.38%)
  Five Years             5.16%           3.92%
  Ten Years              5.56%           4.94%
  S.E.C. 30-Day Yield            3.02%
Class B Shares
  One Year               1.81%          (2.19%)
  Five Years             4.38%           4.04%
  Ten Years              4.93%           4.93%
  S.E.C. 30-Day Yield            2.46%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.01%), 3.30% and 4.14%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.51%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.83%), 3.36% and 4.14%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.93%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.7%
              Certificates of Participation--4.2%
      $500M   Gwinnett County Dev. Auth. Pub. Schs. Proj.
                5 1/4% 1/1/2019                                                                   $543,125        $423
----------------------------------------------------------------------------------------------------------------------
              Education--19.8%
       500M   Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036                                  518,750         404
       250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                5 1/4% 12/1/2022                                                                   269,375         210
       500M   Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                            545,625         424
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      385,875         300
       250M     Morehouse College 6 1/4% 12/1/2021                                                 281,563         219
       500M   Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                             540,000         420
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,541,188       1,977
----------------------------------------------------------------------------------------------------------------------
              General Obligations--2.1%
              Atlanta:
       125M     5 3/8% 12/1/2010*                                                                  135,625         106
       130M     5 3/8% 12/1/2018                                                                   138,125         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                   273,750         213
----------------------------------------------------------------------------------------------------------------------
              Health Care--15.9%
       500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                      537,500         418
       500M   Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                    541,250         421
       525M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    531,079         413
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     432,000         336
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,041,829       1,588
----------------------------------------------------------------------------------------------------------------------
              Housing--1.2%
       150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                  155,250         121
----------------------------------------------------------------------------------------------------------------------
              Utilities--38.5%
       235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                     265,550         207
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          304,406         237
       250M   Cairo Combined Public Utility Rev. 5% 1/1/2024                                       263,438         205
              Columbia County Water & Sewer Revenue:
       250M     6 1/4% 6/1/2010*                                                                   278,750         217
       400M     5% 6/1/2024                                                                        421,500         328
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $500M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                        $529,375        $412
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   279,687         218
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     285,313         222
       235M   Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                     254,094         198
              Georgia Municipal Gas Authority Revenue:
                Buford Project:
        80M       6.8% 11/1/2009                                                                    80,969          63
       250M       5 1/2% 11/1/2012                                                                 271,562         211
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             102,250          79
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       426,000         331
       200M   Newnan Water Sewer & Light Comm. Pub. Utils. Rev.
                5% 1/1/2015                                                                        214,500         167
       400M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                439,000         341
       500M   Upper Oconee Basin Water Auth. 5% 7/1/2026                                           526,875         410
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,943,269       3,846
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--13.0%
       250M   Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*                            271,875         212
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
                Series "A" 5 3/8% 1/1/2012*                                                        329,250         256
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                5 1/2% 10/1/2018                                                                   566,250         441
       250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                5 3/4% 9/1/2010*                                                                   279,062         217
       200M   Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                6 1/4% 6/1/2010*                                                                   224,750         175
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,671,187       1,301
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,511,409)                                               12,169,598       9,469
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.5%
      $200M   Roswell Housing Auth. Multi-Family Rev.
                Adjustable Rate Note 3.54%** (cost $200,000)                                       200,000         154
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $11,711,409)                               96.2%     12,369,598       9,623
Other Assets, Less Liabilities                                                         3.8         484,469         377
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,854,067     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------

                                                                       Expiration        Notional           Unrealized
Interest Rate Swap                                                           Date          Amount         Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                    8/1/2015          $1,000M              $5,742
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,001.81        $4.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93        $4.33
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $997.98        $8.06
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14        $8.13
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  26.4%
Utilities                                            18.8%
Health Care                                          14.9%
Education                                            13.6%
Other Revenue                                        12.8%
Transportation                                        7.5%
Housing                                               3.1%
Certificates of Participation                         2.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Maryland Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                    Maryland       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,739          10,454
Dec-97                10,673          11,595
Dec-98                11,354          12,418
Dec-99                11,066          11,630
Dec-00                12,399          13,625
Dec-01                12,888          14,234
Dec-02                14,191          15,761
Dec-03                14,825          16,734
Dec-04                15,194          17,647
Dec-05                15,543          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.30%            (3.61%)
  Five Years             4.62%             3.40%
  Ten Years              5.13%             4.51%
  S.E.C. 30-Day Yield            2.82%
Class B Shares
  One Year               1.52%            (2.48%)
  Five Years             3.84%             3.49%
  Ten Years              4.50%             4.50%
  S.E.C. 30-Day Yield            2.24%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.96%), 3.02% and 3.95%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.49%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.83%), 3.09% and 3.95%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.89%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Certificates of Participation--2.9%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $821,250        $285
----------------------------------------------------------------------------------------------------------------------
              Education--13.3%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            808,125         281
       500M   Morgan State University Academic & Auxiliary
                Facilities Fees Revenue 6.05% 7/1/2015                                             570,625         198
       750M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                  819,375         285
              St. Mary's College Revenue:
       430M     5.45% 3/1/2010*                                                                    467,625         162
     1,100M     5% 9/1/2024                                                                      1,168,750         406
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,834,500       1,332
----------------------------------------------------------------------------------------------------------------------
              General Obligations--25.8%
     1,275M   Anne Arundel County 5 3/8% 3/1/2015                                                1,394,531         484
       700M   Baltimore Maryland 5 1/2% 10/15/2015                                                 796,250         276
     1,000M   Ocean City 5% 3/1/2021                                                             1,052,500         366
              Puerto Rico Municipal Finance Agy.:
     1,050M     5 1/2% 8/1/2009*                                                                 1,136,625         395
     1,000M     5% 8/1/2030                                                                      1,052,500         366
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,071,250         372
       350M   Wicomico County 5 1/2% 12/1/2016                                                     378,438         131
       500M   Worcester County 5 5/8% 3/1/2010*                                                    547,500         190
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,429,594       2,580
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.6%
              Maryland State Health & Higher Educ. Facs.:
                Anne Arundel Health System:
     1,000M       5% 7/1/2024                                                                    1,056,250         367
     1,000M       5% 7/1/2034                                                                    1,043,750         362
     1,250M     University of Maryland Med. Sys. 5% 7/1/2024                                     1,323,438         459
       500M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    505,790         176
       250M   Takoma Park Hospital Facs. (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    278,125          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,207,353       1,461
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--3.0%
      $340M   Maryland State Cmnty. Dev. Admin. Dept. Hsg. &
                Cmnty. Dev. 5 7/8% 7/1/2016                                                       $350,469        $121
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        529,375         183
----------------------------------------------------------------------------------------------------------------------
                                                                                                   879,844         304
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
     1,000M   Maryland State Trans. Auth. Lease Rev. Metrorail
                Parking Proj. 5% 7/1/2022                                                        1,063,750         370
     1,000M   Maryland State Trans. Auth. Trans. Fac. Proj. Rev.
                5% 7/1/2028                                                                      1,055,000         366
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,118,750         736
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.4%
              Baltimore Wastewater Utilities Revenue Series "A":
       500M     5 1/2% 7/1/2010*                                                                   543,125         188
       200M     6% 7/1/2015                                                                        232,500          81
     1,090M     5% 7/1/2020                                                                      1,151,312         400
       250M   Baltimore Water Project Revenue Series "A"
                5.8% 7/1/2012*                                                                     281,562          98
              Puerto Rico Electric Power Auth. Revenue:
     1,350M     5 3/8% 7/1/2017                                                                  1,481,625         514
     1,500M     5 1/4% 7/1/2029                                                                  1,608,750         559
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,298,874       1,840
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.5%
     1,020M   Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                5 1/8% 7/1/2022                                                                  1,100,325         382
       250M   Baltimore Convention Center 5 1/2% 9/1/2014                                          269,375          94
     1,000M   Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                    1,082,500         376
     1,025M   Puerto Rico Public Fin. Corp. Commwlth. Approp.
                Series "A" 5 3/8% 6/1/2015                                                       1,149,281         399
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,601,481       1,251
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,744,138)                                     97.9%     28,191,646       9,789
Other Assets, Less Liabilities                                                         2.1         606,682         211
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $28,798,328     $10,000
======================================================================================================================




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------

                                                                       Expiration        Notional           Unrealized
Interest Rate Swap                                                           Date          Amount         Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                    8/1/2012          $4,300M             $22,053
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00        $999.47        $4.28
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93        $4.33
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $995.96        $8.05
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14        $8.13
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  52.0%
Education                                            17.3%
Utilities                                            14.9%
Health Care                                           7.3%
Transportation                                        4.3%
Other Revenue                                         4.2%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Massachusetts Fund Graph Plot Points for the periods ended 12/31/05

                                        Merrill
                                          Lynch
                 Massachusetts        Municipal
                          Fund            Index
Dec-95                  $9,425          $10,000
Dec-96                   9,703           10,454
Dec-97                  10,505           11,595
Dec-98                  11,066           12,418
Dec-99                  10,801           11,630
Dec-00                  12,079           13,625
Dec-01                  12,581           14,234
Dec-02                  13,871           15,761
Dec-03                  14,546           16,734
Dec-04                  14,945           17,647
Dec-05                  15,284           18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.27%            (3.62%)
  Five Years             4.82%             3.59%
  Ten Years              4.96%             4.33%
  S.E.C. 30-Day Yield            2.83%
Class B Shares
  One Year               1.52%            (2.48%)
  Five Years             4.04%             3.69%
  Ten Years              4.33%             4.33%
  S.E.C. 30-Day Yield            2.25%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund --Massachusetts Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.99%), 3.23% and 3.95%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.44%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.85%), 3.30% and 3.95%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.84%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              Education--16.9%
    $1,000M   Massachusetts State College Bldg. Auth. Proj.
                5 1/4% 5/1/2021                                                                 $1,087,500        $418
     1,000M   Massachusetts State Dev. Fin. Agy. Rev.
                (Boston Univ.) 5% 10/1/2035                                                      1,036,250         399
     1,000M   Massachusetts State Hlth. & Educ. Facs. Auth. Rev.
                5% 10/1/2029                                                                     1,046,250         402
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,218,750         469
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,388,750       1,688
----------------------------------------------------------------------------------------------------------------------
              General Obligations--50.8%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,092,500         420
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,090,000         419
     1,000M   Massachusetts State 5% 3/1/2024                                                    1,056,250         406
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,253,175         482
              Springfield:
     1,000M     6% 10/1/2009*                                                                    1,101,250         424
     1,000M     5 3/8% 8/1/2017                                                                  1,087,500         418
     1,000M     5 1/4% 1/15/2023                                                                 1,077,500         414
     1,000M   Tantasqua Regional School District 5% 8/15/2010*                                   1,075,000         414
     1,000M   Westborough 5% 11/15/2019                                                          1,066,250         410
     1,000M   Westfield 5 1/2% 12/15/2011*                                                       1,111,250         427
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,116,700         430
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,086,250         418
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,213,625       5,082
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.2%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,051,250         404
       750M   Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                            813,750         313
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,865,000         717
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.2%
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                1,090,000         419
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.6%
    $1,035M   Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                             $1,133,325        $436
     1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                 1,593,225         613
     1,000M   Massachusetts State Water Resource Auth. 5% 8/1/2023                               1,075,000         413
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,801,550       1,462
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--4.1%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,070,000         412
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,864,230)                                     97.8%     25,428,925       9,780
Other Assets, Less Liabilities                                                         2.2         572,634         220
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $26,001,559     $10,000
======================================================================================================================

                                                                       Expiration        Notional           Unrealized
Interest Rate Swap                                                           Date          Amount         Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                   8/01/2015          $1,300M              $7,465
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (7/1/05)      (12/31/05) (7/1/05-12/31/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,003.33        $4.54
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67        $4.58
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00        $999.52        $8.32
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.89        $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  71.0%
Utilities                                            18.6%
Health Care                                           8.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Michigan Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                    Michigan       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,744          10,454
Dec-97                10,657          11,595
Dec-98                11,253          12,418
Dec-99                10,957          11,630
Dec-00                12,157          13,625
Dec-01                12,629          14,234
Dec-02                13,884          15,761
Dec-03                14,531          16,734
Dec-04                14,857          17,647
Dec-05                15,211          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.38%            (3.51%)
  Five Years             4.58%             3.35%
  Ten Years              4.90%             4.28%
  S.E.C. 30-Day Yield            2.84%
Class B Shares
  One Year               1.61%            (2.39%)
  Five Years             3.80%             3.45%
  Ten Years              4.27%             4.27%
  S.E.C. 30-Day Yield            2.25%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.81%), 3.08% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.36%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.69%), 3.16% and 3.99%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.75%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.7%
              General Obligations--69.9%
     $850M    Detroit Downtown Development Series "A"
                5 3/4% 7/15/2007*                                                                 $889,313        $257
     1,000M   Detroit Series "B" 5% 4/1/2025                                                     1,043,750         302
     1,825M   Eaton Rapids Public Schools 5 1/4% 5/1/2022                                        1,971,000         570
     1,775M   Ecorse Public School District 5% 5/1/2027                                          1,870,406         541
     1,600M   Galesburg-Augusta Community Schools 5% 5/1/2024                                    1,694,000         490
     1,000M   Godwin Heights Public School District 5 5/8% 5/1/2010*                             1,088,750         315
     1,000M   Grand Blanc Community School District 5 5/8% 5/1/2015                              1,100,000         318
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,136,200         329
     1,000M   Gull Lake Community School District
                Zero Coupon 5/1/2013                                                               693,750         201
     1,000M   Hartland School District 5% 5/1/2022                                               1,058,750         306
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,724,625         499
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,172,500         339
     1,000M   Newaygo Public Schools 5 3/4% 5/1/2010*                                            1,093,750         317
     2,020M   Ovid Elsie Area Schs. Bldg. & Site 5% 11/1/2012*                                   2,184,125         632
     1,500M   Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2009*                              1,636,875         473
     1,525M   Reed City Public Schools 5 1/4% 5/1/2014*                                          1,688,938         489
     1,000M   Saginaw City School District Schs. Bldg. & Site
                5% 5/1/2025                                                                      1,047,500         303
     1,000M   Ypsilanti School District 5% 5/1/2026                                              1,053,750         305
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,147,982       6,986
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.5%
              Michigan State Hospital Finance Authority Revenue:
     1,000M   Mercy Mount Clemens 5 3/4% 5/15/2017                                               1,077,500         312
       775M   St. John's Hospital 6% 5/15/2008                                                     788,562         228
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,078,750         312
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,944,812         852
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.3%
    $1,000M   Detroit Sewage Disposal System Rev. 5% 7/1/2030                                   $1,043,750        $302
     1,275M   Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                   1,530,000         442
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,550M     6.95% 5/1/2011                                                                   1,801,875         521
     1,000M     7% 5/1/2021                                                                      1,302,500         377
       500M   Monroe County Economic Dev. Corp.
              (Detroit Edison Co.) 6.95% 9/1/2022                                                  660,000         191
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,338,125       1,833
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,225,414)                                               33,430,919       9,671
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.8%
       600M   University Michigan Hospital Series "A"
                Adjustable Rate Note 3.75%** (cost $600,000)                                       600,000         175
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $31,825,414)                               98.5%     34,030,919       9,846
Other Assets, Less Liabilities                                                         1.5         532,176         154
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $34,563,095     $10,000
======================================================================================================================

                                                                                                            Unrealized
                                                                         Expiration    Notional           Appreciation
Interest Rate Swaps                                                            Date      Amount          (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                           5/1/2011     $2,000M                $(8,333)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                      8/1/2015      1,800M                 10,336
----------------------------------------------------------------------------------------------------------------------
                                                                                        $3,800M                 $2,003
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                  Account         Account           Expenses Paid
                                                   Value           Value            During Period
                                                  (7/1/05)      (12/31/05)       (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,001.78              $3.03
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,022.19              $3.06
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $ 998.24              $6.80
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.40              $6.87
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  60.4%
Utilities                                             9.9%
Health Care                                           9.4%
Transportation                                        8.7%
Education                                             7.0%
Housing                                               2.7%
Certificates of Participation                         1.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Minnesota Fund Graph Plot Points for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                   Minnesota       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,753          10,454
Dec-97                10,588          11,595
Dec-98                11,249          12,418
Dec-99                11,063          11,630
Dec-00                12,288          13,625
Dec-01                12,837          14,234
Dec-02                14,066          15,761
Dec-03                14,757          16,734
Dec-04                15,262          17,647
Dec-05                15,586          18,342

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares         N.A.V. Only  S.E.C. Standardized
  One Year                2.13%          (3.77%)
  Five Years              4.87%           3.63%
  Ten Years               5.16%           4.54%
  S.E.C. 30-Day Yield             3.08%
Class B Shares
  One Year                1.38%          (2.62%)
  Five Years              4.10%           3.76%
  Ten Years               4.53%           4.53%
  S.E.C. 30-Day Yield             2.52%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.41%), 2.99% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.48%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.27%), 3.07% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.89%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Certificates of Participation--1.9%
      $300M   Minneapolis Special School District #1, 5.9% 2/1/2006*                              $300,561        $186
----------------------------------------------------------------------------------------------------------------------
              Education--6.8%
       600M   Minnesota State Colleges & Univ. 5% 10/1/2021                                        637,500         395
       400M   University of Minnesota 5 3/4% 7/1/2017                                              465,000         288
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,102,500         683
----------------------------------------------------------------------------------------------------------------------
              General Obligations--58.8%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        437,000         271
       325M   Bloomington Ind. School District #271, 5 1/8% 2/1/2015                               349,375         216
       250M   Cambridge Ind. School District #911, 5% 4/1/2015                                     272,500         169
       500M   Crow Wing County Jail Series "B" 5% 2/1/2021                                         533,750         331
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      218,000         135
              Eagan Recreational Facilities Series "A":
       450M     5% 2/1/2015                                                                        479,250         297
       250M     5% 2/1/2016                                                                        265,625         165
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 431,500         267
       300M   Farmington Ind. School District #192 Series "B"
                5% 2/1/2022                                                                        319,875         198
              Lake Superior Ind. School District #381 Series "A":
       465M     5% 4/1/2018                                                                        495,806         307
       500M     5% 4/1/2019                                                                        531,875         330
       280M   Lakeville 5 1/2% 2/1/2011                                                            280,462         174
       405M   Lino Lakes 5.7% 2/1/2012                                                             415,275         257
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     275,275         171
     1,260M   Minneapolis Special School District #1, 5% 2/1/2020                                1,335,600         828
       500M   Moorehead Series "A" 5% 2/1/2027                                                     528,125         327
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        265,625         165
       250M     5 1/8% 2/1/2018                                                                    266,563         165
              Prior Lake Minneapolis Ind. Sch. Dist. #719:
       250M     5% 2/1/2021                                                                        266,875         165
       250M     5% 2/1/2022                                                                        266,563         165
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    265,312         164
       400M     5% 2/1/2017                                                                        427,000         265
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        567,100         351
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,494,331       5,883
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.1%
      $500M   Minneapolis Health Care Sys. Rev. (Fairview
                Hlth. Svcs.) 5 1/2% 5/15/2017                                                     $550,000        $341
       350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                               373,625         231
       500M   St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                                 546,875         339
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,470,500         911
----------------------------------------------------------------------------------------------------------------------
              Housing--2.6%
       400M   Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                5.9% 10/20/2019                                                                    424,000         263
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.5%
              Minneapolis & St. Paul Metro
              Airports Comm. Airport Rev. Series "A":
       800M     5% 1/1/2018                                                                        843,000         523
       500M     5% 1/1/2028                                                                        520,000         322
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,363,000         845
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.7%
       400M   Northern Minnesota Municipal Pwr. Agy. Elec. Sys.
                Rev. 5.4% 1/1/2016                                                                 428,500         266
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    332,312         206
       500M     5 1/2% 1/1/2015                                                                    541,875         336
       250M     5% 1/1/2030                                                                        260,625         161
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,563,312         969
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,020,164)                                     97.4%     15,718,204       9,740
Other Assets, Less Liabilities                                                         2.6         420,274         260
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $16,138,478     $10,000
======================================================================================================================

                                                                                Expiration    Notional      Unrealized
Interest Rate Swap                                                                    Date      Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                             8/1/2012     $1,000M          $5,129
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value         Value         During Period
                                                  (7/1/05)      (12/31/05)    (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,002.96          $3.03
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,022.19          $3.06
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $999.77          $6.80
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,018.40          $6.87
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  49.8%
Other Revenue                                        20.5%
Health Care                                           8.5%
Transportation                                        8.1%
Education                                             7.2%
Utilities                                             5.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Missouri Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                    Missouri       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,787          10,454
Dec-97                10,711          11,595
Dec-98                11,417          12,418
Dec-99                11,187          11,630
Dec-00                12,552          13,625
Dec-01                13,076          14,234
Dec-02                14,535          15,761
Dec-03                15,324          16,734
Dec-04                15,895          17,647
Dec-05                16,340          18,342

(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares           N.A.V. Only    S.E.C. Standardized
  One Year                  2.79%            (3.11%)
  Five Years                5.41%             4.17%
  Ten Years                 5.66%             5.03%
  S.E.C. 30-Day Yield                3.17%
Class B Shares
  One Year                  2.00%            (2.00%)
  Five Years                4.63%             4.29%
  Ten Years                 5.01%             5.01%
  S.E.C. 30-Day Yield                2.62%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.76%), 3.50% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.58%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.66%), 3.56% and 4.07%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.00%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Education--7.0%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $136,094         $96
       500M   Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II,
                5 1/4% 3/1/2025                                                                    540,625         380
       150M   Missouri Southern State College Rev. Aux. Enterprise
                Sys. 5.3% 4/1/2015                                                                 162,000         114
       150M   Missouri State Hlth. & Educ. Facs. Auth.
                (Webster Univ.) 5 1/2% 4/1/2018                                                    162,187         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,000,906         704
----------------------------------------------------------------------------------------------------------------------
              General Obligations--49.1%
     1,000M   Branson Sch. Dist. #R-4, 5% 3/1/2025                                               1,055,000         743
       500M   Camdenton Reorg. Sch. Dist. #R-III Camden Cnty.
                5 1/4% 3/1/2021                                                                    543,750         383
       400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                               440,000         310
       350M   Clay County Pub. School District #53, 5% 3/1/2017                                    370,125         261
              Greene County Reorg. School District #R-8:
       200M     5 1/4% 3/1/2018                                                                    215,250         151
       250M     5 1/4% 3/1/2019                                                                    268,125         189
       300M   Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                            327,750         231
       100M   Jefferson County School District #6, 6% 3/1/2014                                     109,000          77
       150M   Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                           160,875         113
       140M   Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    150,500         106
     1,000M   Puerto Rico Commonwealth 5% 7/1/2027                                               1,048,750         739
       500M   Puerto Rico Municipal Finance Agy.
                5% 8/1/2030                                                                        526,250         371
       425M   Scott Cnty. School District #6, 5% 3/1/2024                                          447,313         315
       500M   Springfield School District #R12, 5% 3/1/2020                                        531,875         374
       125M   St. Joseph's School Dist. (Direct Dep. Prog.)
                5 3/4% 3/1/2019                                                                    136,250          96
       100M   St. Louis County Pattonville R-3 School Dist.
                (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                               109,750          77
       250M   Washington School District 5% 3/1/2015                                               266,875         188
       250M   Wentzville School District #4, 5% 3/1/2022                                           263,750         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,971,188       4,910
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.4%
      $400M   Jackson County Spl. Oblig. (Truman Med. Ctr.)
                5% 12/1/2022                                                                      $421,000        $296
       140M   Missouri State Hlth. & Educ. Facs. Auth. Series "A"
                (BJC Hlth. Sys.) 6 3/4% 5/15/2011                                                  161,350         114
       500M   North Kansas City Hospital Rev. Series "A"
                5% 11/15/2020                                                                      526,250         371
        80M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                     80,926          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,189,526         838
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.0%
       400M   Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty.
                Proj. Series "B" 5 1/4% 10/1/2019                                                  434,000         306
       250M   Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                  270,937         191
              St. Louis Airport Revenue:
       255M     5.3% 7/1/2011*                                                                     277,631         195
       150M     5 1/8% 7/1/2015                                                                    157,688         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,140,256         803
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.8%
       250M   Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   272,812         192
       250M   Missouri State Environmental Impt. & Energy
                Res. Auth. 5 1/2% 7/1/2014                                                         276,563         195
       250M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                274,375         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                   823,750         580
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--20.2%
       100M   Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                   103,750          73
       250M   Kansas City Municipal Assistance Corp. Rev. Series "A"
                5% 3/1/2019                                                                        263,437         186
       250M   Missouri State Board Public Buildings Series "A"
                5% 5/1/2021                                                                        261,875         184
              Missouri State Dev. Finance Board Infrastructure
                Facilities Revenue:
       500M       Hartman Heritage Center Phase II, 5% 4/1/2020                                    524,375         369
       125M       Midtown Redevelopment Project Series "A"
                  6% 4/1/2014                                                                      137,187          97
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $500M   Missouri State Regional Convention & Sports
                Complex Auth. 5 1/4% 8/15/2020                                                    $538,750        $380
              Springfield Public Building Corp. Leasehold Revenue:
       125M     Capital Improvement 5.6% 6/1/2014                                                  134,531          95
       230M     Jordan Valley 5.85% 6/1/2014                                                       252,713         178
              St. Louis Municipal Finance Corp. Leasehold Revenue:
       250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                        262,813         185
                City Justice Center Series "A":
       125M       5 3/4% 2/15/2010*                                                                137,344          97
       225M       5 1/4% 2/15/2015                                                                 244,688         172
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,861,463       2,016
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,471,613)                            98.5%              13,987,089       9,851
Other Assets, Less Liabilities                                                1.5                  211,569         149
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  100.0%             $14,198,658     $10,000
======================================================================================================================

                                                                       Expiration              Notional     Unrealized
Interest Rate Swap                                                           Date                Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                    8/1/2012               $1,000M         $5,128
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value        During Period
                                                   (7/1/05)      (12/31/05)   (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,003.95          $4.80
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,020.42          $4.84
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $999.75          $8.57
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,016.64          $8.64
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        29.3%
Education                                            25.9%
Transportation                                       16.5%
Utilities                                            10.7%
General Obligations                                   9.0%
Health Care                                           6.4%
Housing                                               2.2%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - New Jersey Fund Graph Plot Points for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                  New Jersey       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,715          10,454
Dec-97                10,527          11,595
Dec-98                11,142          12,418
Dec-99                10,913          11,630
Dec-00                12,050          13,625
Dec-01                12,539          14,234
Dec-02                13,758          15,761
Dec-03                14,347          16,734
Dec-04                14,718          17,647
Dec-05                15,070          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares       N.A.V. Only       S.E.C. Standardized
  One Year               2.39%               (3.50%)
  Five Years             4.57%                3.34%
  Ten Years              4.81%                4.19%
  S.E.C. 30-Day Yield              2.79%
Class B Shares
  One Year               1.63%               (2.37%)
  Five Years             3.80%                3.45%
  Ten Years              4.18%                4.18%
  S.E.C. 30-Day Yield              2.22%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund - New Jersey Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.71%), 3.14% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.58%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.60%), 3.24% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.99%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Education--25.5%
              New Jersey Educational Facilities Auth. Revenue:
    $2,125M     College of New Jersey Series "C" 5 3/8% 7/1/2016                                $2,313,594        $346
     5,000M     Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                               5,312,500         794
     1,495M     Richard Stockton College 5% 7/1/2025                                             1,590,306         237
     1,800M     Rowan University Series "C" 5% 7/1/2022                                          1,914,750         286
     1,210M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                1,321,925         197
     1,000M   University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,090,000         163
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  1,867,206         279
     1,500M     5 3/4% 6/1/2018                                                                  1,631,250         244
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,041,531       2,546
----------------------------------------------------------------------------------------------------------------------
              General Obligations--8.8%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,075,938         310
     1,500M   Jersey City Series "B" 5% 9/1/2019                                                 1,597,500         239
     1,100M   Washington Township Board of Education 5% 3/1/2029                                 1,153,625         172
     1,000M   West Deptford 5 1/2% 9/1/2010*                                                     1,088,750         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,915,813         884
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.3%
              New Jersey State Health Care Facs. Fing. Authority:
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   2,006,750         300
     1,000M     Meridian Health System Oblig. Group 5 5/8% 7/1/2014                              1,078,750         161
     1,000M     Riverview Medical Center 6 1/4% 7/1/2011                                         1,135,000         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,220,500         631
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
     1,375M   New Jersey State Hsg. & Mtge. Fing. Agency Regency
                Park Project 6.05% 11/1/2017                                                     1,462,656         218
----------------------------------------------------------------------------------------------------------------------
              Transportation--16.2%
     1,000M   Burlington County Bridge Commission 5 1/4% 8/15/2021                               1,073,750         160
     1,000M   Delaware River & Bay Authority 5 1/2% 1/1/2010*                                    1,086,250         163
     1,000M   Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                             1,080,000         161
       650M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2009*                                                                       703,625         105
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
    $1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                   $1,078,750        $161
     2,440M   New Jersey State Turnpike Auth. Rev.
                5% 1/1/2035                                                                      2,522,350         377
     1,000M   Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                5 1/4% 1/1/2020                                                                  1,083,750         162
     2,100M   Port Authority of New York & New Jersey 125th Series
                5% 10/15/2018                                                                    2,239,125         335
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,867,600       1,624
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.5%
     1,250M   Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                 1,326,563         198
              Passaic Valley Sewer Commission:
     1,250M     Series "E" 5 5/8% 12/1/2018                                                      1,356,250         203
     1,000M     Series "F" 5% 12/1/2020                                                          1,061,250         158
              Puerto Rico Electric Power Authority:
     1,000M     Series "HH" 5 1/4% 7/1/2029                                                      1,072,500         160
     2,000M     Series "II" 5 3/8% 7/1/2017                                                      2,195,000         328
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,011,563       1,047
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--28.9%
     2,900M   Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                7.4% 7/1/2016                                                                    3,599,625         538
     2,000M   Cape May County Bridge Commission 5% 6/1/2032                                      2,082,500         311
     1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    2,164,500         324
              Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
     2,000M     5 1/4% 6/1/2021                                                                  2,150,000         321
     1,150M     5% 1/1/2025                                                                      1,220,437         182
     1,000M   Essex County Impt. Auth. Lease Rev.
                (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                      1,077,500         161
     1,000M   Hudson County Impt. Auth. Lease Rev.
                (County Services Bldg. Project) 5% 4/1/2035                                      1,046,250         156
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
    $2,500M   New Jersey Economic Dev. Auth.
                (Liberty State Park Project) 5% 3/1/2027                                        $2,637,500        $394
              Passaic County Impt. Auth. Lease Rev.
                (Preakness Healthcare Ctr. Proj.):
     1,000M       5% 5/1/2030                                                                    1,046,250         156
     1,000M       5% 5/1/2035                                                                    1,040,000         156
     1,155M   Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                               1,253,175         187
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,317,737       2,886
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $62,055,370)                                     98.4%     65,837,400       9,836
Other Assets, Less Liabilities                                                         1.6       1,099,692         164
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $66,937,092     $10,000
======================================================================================================================

                                                                                Expiration      Notional    Unrealized
Interest Rate Swap                                                                    Date        Amount  Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                             8/1/2015       $6,800M       $39,048
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value        During Period
                                                   (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,003.45          $3.79
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,021.43          $3.82
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $999.10          $7.56
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,017.65          $7.63
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            40.9%
Certificates of Participation                        20.7%
Education                                            16.6%
General Obligations                                   9.4%
Transportation                                        9.3%
Health Care                                           1.6%
Other Revenue                                         1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - North Carolina Fund Graph Plot Points for the periods ended 12/31/05

                                     Merrill
                       North           Lynch
                    Carolina       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,771          10,454
Dec-97                10,705          11,595
Dec-98                11,424          12,418
Dec-99                11,156          11,630
Dec-00                12,545          13,625
Dec-01                13,039          14,234
Dec-02                14,418          15,761
Dec-03                15,155          16,734
Dec-04                15,637          17,647
Dec-05                16,047          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only       S.E.C. Standardized
  One Year               2.62%                (3.31%)
  Five Years             5.05%                 3.82%
  Ten Years              5.47%                 4.84%
  S.E.C. 30-Day Yield              2.97%
Class B Shares
  One Year               1.82%                (2.18%)
  Five Years             4.26%                 3.92%
  Ten Years              4.83%                 4.83%
  S.E.C. 30-Day Yield              2.40%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.75%), 3.34% and 4.16%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.58%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.63%), 3.41% and 4.15%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.99%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Certificates of Participation--20.5%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $433,500        $160
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   546,875         201
       500M     5 1/8% 12/1/2023                                                                   536,250         198
     1,255M   Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                     1,367,950         504
     1,110M   North Carolina Wildlife Resources Series "A"
                5 1/4% 6/1/2019                                                                  1,204,350         444
       250M   Pitt County 5 1/4% 4/1/2015                                                          268,750          99
       150M   Randolph County 5 1/2% 6/1/2009*                                                     161,625          59
     1,000M   University North Carolina Wilmington 5% 6/1/2031                                   1,041,250         384
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,560,550       2,049
----------------------------------------------------------------------------------------------------------------------
              Education--16.4%
              Appalachian State University:
     1,000M     5% 7/15/2025                                                                     1,057,500         390
       300M   Housing & Student Ctr. 5.6% 7/15/2010*                                               329,625         121
     1,000M   Series "A" 5 1/8% 5/1/2019                                                         1,076,250         397
       330M   Iredell County Public Facs. School Projs. 6% 6/1/2010*                               367,538         135
       500M   North Carolina Capital Facs. Fin. Agy. (Meredith College)
                5 1/8% 6/1/2014                                                                    533,125         196
     1,000M   University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                           1,090,000         402
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,454,038       1,641
----------------------------------------------------------------------------------------------------------------------
              General Obligations--9.3%
       500M   Brunswick County 5 3/4% 5/1/2010*                                                    552,500         203
       250M   Cleveland County 5 1/2% 3/1/2012                                                     255,832          94
       400M   Johnston County 5% 6/1/2018                                                          425,500         157
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             224,653          83
     1,000M   Puerto Rico Municipal Finance Agy. 5% 8/1/2030                                     1,052,500         388
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,510,985         925
----------------------------------------------------------------------------------------------------------------------
              Health Care--1.6%
       400M   North Carolina Medical Care Community Hosp. Rev.
                Northeast Med. Ctr. 5 3/8% 11/1/2016                                               432,500         159
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--9.1%
    $1,000M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                 $1,076,250        $397
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2009*                                                                   863,000         318
       500M     5 1/4% 7/1/2016                                                                    538,125         198
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,477,375         913
----------------------------------------------------------------------------------------------------------------------
              Utilities--40.4%
     1,000M   Asheville Water Sys. Rev. 5% 8/1/2025                                              1,057,500         390
       600M   Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*                             661,500         244
     1,080M   Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                              1,170,450         431
       250M   Charlotte Storm Water Fee Rev. 5.65% 6/1/2010*                                       274,688         101
       250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                               274,375         101
       250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                          265,625          98
              Greenville Combined Enterprise Sys. Revenue:
       250M     5 1/2% 9/1/2017                                                                    267,187          98
       250M     5 1/2% 9/1/2018                                                                    266,875          98
     1,000M   High Point Enterprise Sys. Rev. 5% 11/1/2024                                       1,060,000         391
       250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                           256,360          94
       200M   North Carolina Eastern Municipal Pwr. Agy. Rev.
                5.6% 1/1/2010                                                                      208,172          77
     1,000M   North Carolina Municipal Pwr. Agy. Rev.
                (Catawba Elec.) 5 1/4% 1/1/2018                                                  1,078,750         398
       650M   Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                                 700,375         258
     1,140M   Shelby Enterprise Sys. Rev. 5% 5/1/2022                                            1,202,700         443
              Union County Enterprise Sys. Revenue:
     1,110M     5% 6/1/2019                                                                      1,179,375         435
     1,000M     5% 6/1/2029                                                                      1,045,000         385
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,968,932       4,042
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.5%
       250M   Cumberland County Finance Corp. Installment Pmt. Rev.
                (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                    268,125          99
       140M   Fayetteville Finance Corp. Inst. Municipal Bldg.
                Prog. 5.7% 2/1/2010                                                                143,049          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                   411,174         152
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,692,258)                                     98.8%     26,815,554       9,881
Other Assets, Less Liabilities                                                         1.2         321,911         119
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $27,137,465     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
                                                                             Expiration        Notional   Appreciation
Interest Rate Swaps                                                                Date          Amount  (Depreciation)
----------------------------------------------------------------------------------------------------------------------

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                               5/1/2011         $1,000M        $(4,166)

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                          8/1/2012          1,800M          9,231
----------------------------------------------------------------------------------------------------------------------
                                                                                                $2,800M         $5,065
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value        During Period
                                                   (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00       $ 999.95          $3.78
Hypothetical
  (5% annual return before expenses)              $1,000.00      $1,021.43          $3.82
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00        $996.15          $7.55
Hypothetical
  (5% annual return before expenses)              $1,000.00      $1,017.65          $7.63
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  72.1%
Education                                            13.9%
Other Revenue                                         8.9%
Utilities                                             3.0%
Health Care                                           2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Ohio Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                        Ohio       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,826          10,454
Dec-97                10,675          11,595
Dec-98                11,237          12,418
Dec-99                11,038          11,630
Dec-00                12,287          13,625
Dec-01                12,785          14,234
Dec-02                14,165          15,761
Dec-03                14,847          16,734
Dec-04                15,237          17,647
Dec-05                15,536          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only       S.E.C. Standardized
  One Year               1.96%                (3.91%)
  Five Years             4.80%                 3.57%
  Ten Years              5.12%                 4.50%
  S.E.C. 30-Day Yield              3.04%
Class B Shares
  One Year               1.27%                (2.73%)
  Five Years             4.01%                 3.67%
  Ten Years              4.50%                 4.50%
  S.E.C. 30-Day Yield              2.48%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (4.34%), 3.15% and 4.08%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.44%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.17%), 3.22% and 4.07%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.85%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Education--13.8%
    $1,200M   Cincinnati State Tech. & Cmnty. College Gen. Receipts
                5 1/4% 10/1/2020                                                                $1,302,000        $519
     1,000M   Cuyahoga Cmnty. College Dist. Gen. Receipts
                5% 12/1/2022                                                                     1,056,250         421
     1,000M   University Akron Gen. Receipts 6% 1/1/2010*                                        1,105,000         441
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,463,250       1,381
----------------------------------------------------------------------------------------------------------------------
              General Obligations--71.3%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,193,750         476
     1,000M   Akron-Summit County Public Library 5% 12/1/2018                                    1,057,500         422
       800M   Avon Local School District 6 1/2% 12/1/2015                                          966,000         385
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,191,250         475
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   523,895         209
     1,095M   Central Solid Waste Auth. 5% 12/1/2022                                             1,159,331         462
     1,000M   Cleveland Municipal School District 5 1/4% 12/1/2023                               1,081,250         431
     1,000M   Dublin City School Dist. Fac. Construction & Improvement
                5% 12/1/2021                                                                     1,060,000         423
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,249,919         498
     1,445M   Fairfield County 5% 12/1/2025                                                      1,510,025         602
       700M   Garfield Heights 6.3% 12/1/2014                                                      715,715         285
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  772,081         308
     1,000M   Licking County Joint Voc. School District 5% 12/1/2020                             1,055,000         421
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,430,000         570
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    292,813         117
     1,000M   Oakwood City School District 5% 12/1/2020                                          1,061,250         423
       180M   Shaker Heights City School District 7.1% 12/15/2010                                  197,100          79
       500M   Wyoming City School District 5% 12/1/2022                                            530,625         212
       750M   Youngstown 6% 12/1/2031                                                              835,312         333
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,882,816       7,131
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.1%
       500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                5 1/2% 9/1/2011                                                                    525,000         210
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--3.0%
      $500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                 $545,000        $217
       190M   Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                       203,300          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                   748,300         298
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.8%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,101,250         439
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,098,750         438
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,200,000         877
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,331,192)                                     99.0%     24,819,366       9,897
Other Assets, Less Liabilities                                                         1.0         258,719         103
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,078,085     $10,000
======================================================================================================================

                                                                                Expiration      Notional    Unrealized
Interest Rate Swap                                                                    Date        Amount  Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                             8/1/2015       $1,300M        $7,465
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value        During Period
                                                   (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,003.37          $4.29
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,020.93          $4.33
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $999.68          $8.06
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,017.14          $8.13
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  51.2%
Utilities                                            15.6%
Certificates of Participation                        13.5%
Education                                            11.6%
Other Revenue                                         5.6%
Transportation                                        2.5%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Oregon Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                      Oregon       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,773          10,454
Dec-97                10,747          11,595
Dec-98                11,423          12,418
Dec-99                11,200          11,630
Dec-00                12,437          13,625
Dec-01                12,940          14,234
Dec-02                14,240          15,761
Dec-03                14,898          16,734
Dec-04                15,312          17,647
Dec-05                15,701          18,342

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year               2.54%          (3.39%)
  Five Years             4.77%           3.54%
  Ten Years              5.23%           4.61%
  S.E.C. 30-Day Yield            2.87%
Class B Shares
  One Year               1.71%          (2.29%)
  Five Years             3.99%           3.65%
  Ten Years              4.60%           4.60%
  S.E.C. 30-Day Yield            2.29%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.75%), 3.07% and 3.97%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.54%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.65%), 3.17% and 3.98%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.94%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Certificates of Participation--13.4%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $520,000        $164
       500M     5 1/4% 5/1/2017                                                                    541,250         170
     1,000M     5% 5/1/2021                                                                      1,065,000         336
     1,020M     5% 5/1/2022                                                                      1,076,100         339
     1,000M     5% 11/1/2030                                                                     1,048,750         330
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,251,100       1,339
----------------------------------------------------------------------------------------------------------------------
              Education--11.5%
       200M   Chemeketa Community College District 6.4% 7/1/2009                                   200,340          63
     1,250M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,343,750         423
              Oregon State Facs. Authority Rev.:
     1,000M     College in Student Housing Proj. 5% 7/1/2035                                     1,040,000         328
     1,000M     Willamette Univ. Proj. 5 1/8% 10/1/2025                                          1,071,250         338
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,655,340       1,152
----------------------------------------------------------------------------------------------------------------------
              General Obligations--50.6%
     1,000M   Benton and Linn Counties School District #509J
                (Corvallis) 5% 6/1/2020                                                          1,058,750         334
       300M   Chemeketa Community College District 5.8% 6/1/2006*                                  303,078          95
     1,255M   Columbia Gorge Community College 5% 6/15/2023                                      1,333,437         420
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,152,587         363
       635M   Jefferson County School District #509J 5 1/4% 6/15/2019                              685,800         216
       245M   La Grande 5 5/8% 6/1/2011                                                            247,421          78
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     277,812          87
       500M     #55, 5 1/2% 6/15/2011*                                                             548,750         173
     1,000M   Multnomah County Sch. Dist. #7 (Reynolds)
                5% 6/1/2035                                                                      1,025,000         323
       760M   Polk Marion & Benton Counties School District #13J
                5 5/8% 6/15/2010*                                                                  828,400         261
     1,500M   Puerto Rico Commonwealth Pub. Improvement
                5% 7/1/2024                                                                      1,586,250         500
     1,000M   Puerto Rico Mun. Finance Agy. 5% 8/1/2030                                          1,052,500         332
     1,570M   Rogue Community College District 5% 6/15/2024                                      1,656,350         522
              Southwestern Community College District:
       600M     6.05% 6/1/2010*                                                                    663,750         209
     1,000M     5% 6/1/2030                                                                      1,050,000         331
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $250M   Tillamook County 5.6% 1/15/2007*                                                    $255,888         $81
       615M   Treasure Valley Community College 5% 6/1/2035                                        641,906         202
       400M   Umatilla County School District #16R (Pendleton)
                5 1/4% 7/1/2014                                                                    442,500         139
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   594,100         187
       600M   Washington and Clackamas Counties School
                District #23 (Tigard) 5 1/4% 6/1/2016                                              666,750         210
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,071,029       5,063
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.5%
       500M   Portland Airport Way Urban Renewal & Redev.
                6% 6/15/2010*                                                                      556,875         175
       200M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                5 3/4% 7/1/2010*                                                                   221,500          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                   778,375         245
----------------------------------------------------------------------------------------------------------------------
              Utilities--15.5%
       440M   Columbia River Peoples Utility District
                Elec. Sys. 5.55% 12/1/2020                                                         474,100         149
       600M   Eugene Water Utility System 5.8% 8/1/2010*                                           660,000         208
       250M   Marion County Solid Waste & Electric Rev.
                5 3/8% 10/1/2008                                                                   253,760          80
       250M   Portland Gas Tax Rev. 5 3/4% 6/1/2006*                                               252,515          80
       300M   Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                                324,750         102
              Puerto Rico Electric Power Authority:
       750M     5 1/8% 7/1/2026                                                                    797,813         251
       500M     5 1/4% 7/1/2029                                                                    536,250         169
       250M   Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                            252,265          80
     1,000M   Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                                 1,080,000         340
       250M   Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                281,875          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,913,328       1,548
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.5%
      $500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2009*                                                                  $541,250        $170
              Portland Urban Renewal & Redevelopment:
       405M     Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                      436,894         138
       700M     South Parks Blocks Series "A" 5 3/4% 6/15/2017                                     767,375         242
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,745,519         550
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,285,569)                                  99.0%        31,414,691       9,897
Other Assets, Less Liabilities                                                      1.0            326,232         103
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%       $31,740,923     $10,000
======================================================================================================================

                                                                                                            Unrealized
                                                                              Expiration     Notional     Appreciation
Interest Rate Swaps                                                                 Date       Amount    (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                                5/1/2011      $1,500M          $(6,249)

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.684% with Citibank, N.A.                                           8/1/2015       3,000M           17,227
----------------------------------------------------------------------------------------------------------------------
                                                                                              $4,500M          $10,978
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value        During Period
                                                   (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,002.04          $4.54
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,020.67          $4.58
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $998.71          $8.31
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,016.89          $8.39
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  30.8%
Utilities                                            19.5%
Education                                            16.1%
Other Revenue                                        14.0%
Health Care                                          12.7%
Transportation                                        6.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Pennsylvania Fund Graph Plot Points for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                Pennsylvania       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,745          10,454
Dec-97                10,636          11,595
Dec-98                11,193          12,418
Dec-99                10,942          11,630
Dec-00                12,178          13,625
Dec-01                12,723          14,234
Dec-02                14,087          15,761
Dec-03                14,674          16,734
Dec-04                15,018          17,647
Dec-05                15,358          18,342

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               2.27%             (3.60%)
  Five Years             4.75%              3.52%
  Ten Years              5.00%              4.38%
  S.E.C. 30-Day Yield             2.81%
Class B Shares
  One Year               1.51%             (2.49%)
  Five Years             3.97%              3.62%
  Ten Years              4.37%              4.37%
  S.E.C. 30-Day Yield             2.23%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.87%), 3.26% and 4.11%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.52%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.77%), 3.35% and 4.10%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.92%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.1%
              Education--15.9%
    $1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                              $1,120,000        $239
     1,410M   Pennsylvania State Higher Educ. Facs. Authority
                5 1/2% 6/15/2014                                                                 1,521,038         325
              State Public School Bldg. Auth. Revenue:
     2,000M     Colonial 5% 5/15/2026                                                            2,100,000         448
       300M     Delaware Cnty. Cmnty. College Proj. 5 3/4% 10/1/2010*                              328,500          70
     1,000M     Northampton Cnty. Area Series "A" 5% 3/1/2020                                    1,063,750         227
     1,265M     Richland School District 5% 11/15/2022                                           1,334,575         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,467,863       1,594
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.5%
     1,000M   Bristol Boro School District 5 1/4% 3/1/2031                                       1,072,500         229
     1,000M   Chambersburg School District 5% 3/1/2024                                           1,047,500         224
     1,000M   Ephrata Area School District 5% 3/1/2022                                           1,061,250         226
     1,190M   Jim Thorpe School District 5% 3/15/2027                                            1,248,012         266
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,150,200         246
     1,000M   Northern Tioga School District 5% 3/1/2021                                         1,061,250         226
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016
              Pennsbury School District:                                                         1,501,500         320
     1,000M     5 1/2% 1/15/2017                                                                 1,096,250         234
     1,085M     5% 8/1/2025                                                                      1,141,962         244
       385M   Philadelphia 6% 11/15/2014                                                           389,466          83
     1,180M   Philadelphia School District 6% 3/1/2010*                                          1,296,525         277
     1,085M   Pittsburgh 5 1/2% 9/1/2014                                                         1,181,294         252
     1,000M   West Mifflin Area School District 5% 10/1/2022                                     1,062,500         227
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,310,209       3,054
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund-PENNSYLVANIA FUND
December 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.5%
              Allegheny County Hospital Development Authority:
    $1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                 $1,047,500        $224
                Health Center -- University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                                  1,043,750         223
     1,000M       5.65% 4/1/2014                                                                 1,045,000         223
     1,000M   Berks County Municipal Auth. Hosp.
                (Reading Hosp. Med. Ctr.) 5.7% 10/1/2014                                         1,135,000         242
       510M   Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth Sys.)
                5 1/2% 5/15/2013                                                                   529,125         113
     1,000M   Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011+                                                                 1,075,000         229
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,875,375       1,254
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.9%
     1,620M   Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                             1,729,350         369
     1,375M   Pennsylvania State Turnpike Comm. Tpk. Rev.
                5 1/4% 12/1/2022                                                                 1,497,031         319
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,226,381         688
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.4%
     1,325M   Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                              1,437,625         307
     1,000M   Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr.
                Rev. 5% 5/1/2025                                                                 1,051,250         224
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,100,000         235
     1,000M   New Castle Sanitation Auth. Swr. 5% 6/1/2024                                       1,042,500         222
     2,950M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                3,410,938         728
     1,000M   Saxonburg Area Auth. Sewer & Water Rev.
                5% 3/1/2030 (when-issued)                                                        1,032,500         220
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,074,813       1,936
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--13.9%
              Philadelphia Auth. Indl. Dev. Lease Revenue:
    $1,000M     5 1/2% 10/1/2014                                                                $1,092,500        $233
     1,000M     5 1/2% 10/1/2016                                                                 1,086,250         232
     1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,110,000         237
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
     1,000M       5 1/2% 4/15/2016                                                               1,095,000         234
     1,000M       5 1/2% 4/15/2019                                                               1,093,750         233
     1,000M   Washington County Indl. Dev. Auth.
                (West Penn Pwr. Co.) 6.05% 4/1/2014                                              1,017,790         217
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,495,290       1,386
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $43,979,784)                                     99.1%     46,449,931       9,912
Other Assets, Less Liabilities                                                          .9         410,427          88
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $46,860,358     $10,000
======================================================================================================================

                                                                                                           Unrealized
                                                                             Expiration     Notional     Appreciation
Interest Rate Swaps                                                                Date       Amount    (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.724% with JPMorgan Chase Bank, N.A.                               5/1/2011      $2,500M          $(10,415)

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                          8/1/2012       3,300M            16,924
----------------------------------------------------------------------------------------------------------------------
                                                                                             $5,800M            $6,509
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

+ Payments of principal and interest is being made by Municipal Bond Investors Assurance Insurance Corporation,
  the provider of the credit support.


See notes to financial statements

Fund Expenses
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

---------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account       Expenses Paid
                                                    Value          Value        During Period
                                                   (7/1/05)      (12/31/05)  (7/1/05-12/31/05)*
---------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,002.21          $4.54
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,020.67          $4.58
---------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00         $998.86          $8.31
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,016.89          $8.39
---------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for
  Class B shares, multiplied by the average account value over the period, multiplied by 184/365
  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            28.7%
General Obligations                                  26.6%
Other Revenue                                        24.7%
Transportation                                        9.8%
Health Care                                           6.9%
Education                                             3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total value of investments.

Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Multi-State Insured Tax Free Fund - Virginia Fund
Graph Plot Points
for the periods ended 12/31/05

                                     Merrill
                                       Lynch
                    Virginia       Municipal
                        Fund           Index
Dec-95                $9,425         $10,000
Dec-96                 9,754          10,454
Dec-97                10,635          11,595
Dec-98                11,240          12,418
Dec-99                10,945          11,630
Dec-00                12,200          13,625
Dec-01                12,693          14,234
Dec-02                13,980          15,761
Dec-03                14,626          16,734
Dec-04                15,033          17,647
Dec-05                15,383          18,342

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares          N.A.V. Only   S.E.C. Standardized
  One Year                 2.33%           (3.53%)
  Five Years               4.75%            3.52%
  Ten Years                5.02%            4.40%
  S.E.C. 30-Day Yield               2.81%
Class B Shares
  One Year                 1.61%           (2.39%)
  Five Years               3.96%            3.61%
  Ten Years                4.38%            4.38%
  S.E.C. 30-Day Yield               2.23%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 12/31/95 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/05) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.82%), 3.23% and 4.05%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 2.49%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.69%), 3.30% and 4.03%, respectively, and the S.E.C. 30-Day Yield for December 2005 would have been 1.90%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Education--3.3%
    $1,000M   Virginia College Building Auth. Educ. Facs. Rev.
                5 1/4% 2/1/2017                                                                 $1,080,000        $325
----------------------------------------------------------------------------------------------------------------------
              General Obligations--26.3%
     1,000M   Hampton 5 3/4% 2/1/2010*                                                           1,106,250         333
     1,065M   Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                     1,134,225         341
     1,000M   Lunenburg County Series "B" 5 1/4% 2/1/2029                                        1,068,750         321
              Norfolk:
     1,730M     5% 7/1/2020                                                                      1,827,313         549
     1,100M     5% 7/1/2021                                                                      1,161,875         349
              Richmond:
       250M     5 3/8% 1/15/2010*                                                                  270,625          81
     1,000M     5 1/2% 1/15/2017                                                                 1,090,000         328
     1,000M   Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                   1,098,750         330
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,757,788       2,632
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.8%
              Roanoke Industrial Development Authority:
     1,000M     Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                  1,087,500         327
     1,000M     Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                     1,185,000         356
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,272,500         683
----------------------------------------------------------------------------------------------------------------------
              Transportation--9.7%
              Metropolitan Washington DC Airport Auth. System:
       930M     Series "B" 5.1% 10/1/2021                                                          981,150         295
       500M     Series "B" 5 1/8% 10/1/2022                                                        528,125         159
     1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                              1,717,744         516
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,227,019         970
----------------------------------------------------------------------------------------------------------------------
              Utilities--28.3%
     1,025M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,181,312         355
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,027,920         309
       500M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   537,500         161
              Puerto Rico Electric Power Authority:
     1,000M     5 3/8% 7/1/2017                                                                  1,097,500         330
     1,000M     Series "II" 5 1/4% 7/1/2022                                                      1,077,500         324
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,250M   Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                                     $1,329,687        $400
     1,000M   Spotsylvania County Water & Sewer Rev. 5% 6/1/2026                                 1,055,000         317
     1,000M   Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                        1,057,500         318
     1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,057,500         318
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,421,419       2,832
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.4%
     1,000M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                 1,076,250         323
       500M   Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                5 5/8% 11/1/2015                                                                   546,875         164
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,070,000         322
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2011*                                                                    1,123,750         338
     1,000M   Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                                  1,047,500         315
              Southwest Regional Jail Authority Revenue:
     1,000M     5 1/8% 9/1/2021                                                                  1,067,500         321
     1,020M     5 1/8% 9/1/2022                                                                  1,085,025         326
     1,010M   Virginia State Res. Auth. Infrastructure Rev.
                Series "B" 5 1/2% 5/1/2018                                                       1,089,538         327
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,106,438       2,436
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,999,937)                                     98.8%     32,865,164       9,878
Other Assets, Less Liabilities                                                         1.2         407,476         122
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $33,272,640     $10,000
======================================================================================================================


                                                                                Expiration      Notional    Unrealized
Interest Rate Swap                                                                    Date        Amount  Appreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.556% with Citibank, N.A.                                             8/1/2012       $4,600M       $23,592
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2005
--------------------------------------------------------      ------------     ------------     ------------     ------------
                                                                                    INSURED
                                                                TAX-EXEMPT     INTERMEDIATE          INSURED          INSURED
                                                              MONEY MARKET       TAX EXEMPT       TAX EXEMPT    TAX EXEMPT II
--------------------------------------------------------      ------------     ------------     ------------     ------------
Assets
Investments in securities:
At identified cost                                            $ 13,183,661     $ 56,575,250     $681,472,642     $114,391,235
                                                              ============     ============     ============     ============
At value (Note 1A)                                            $ 13,183,661     $ 57,077,844     $751,343,826     $118,003,994
Cash                                                               171,904          153,369        1,277,004          584,941
Receivables:
  Interest                                                          77,124          595,097       12,135,797        1,280,043
  Investment securities sold                                            --        3,731,299               --               --
  Shares sold                                                           --           32,378           15,983          305,648
Unrealized gain on swap agreements                                      --               --           75,542           41,534
Other assets                                                         5,136              769           95,787            1,737
                                                              ------------     ------------     ------------     ------------
Total Assets                                                    13,437,825       61,590,756      764,943,939      120,217,897
                                                              ------------     ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                       --        3,644,270               --        1,884,331
  Dividends payable                                                    479           26,523          791,622          255,396
  Shares redeemed                                                    1,233          321,280          767,990          165,648
Unrealized loss on swap agreements                                      --           12,498               --               --
Accrued advisory fees                                                5,722           20,862          376,058           55,876
Accrued shareholder servicing costs                                  2,519            3,306           44,048            7,718
Accrued expenses                                                    20,276           15,989           76,390           16,512
                                                              ------------     ------------     ------------     ------------
Total Liabilities                                                   30,229        4,044,728        2,056,108        2,385,481
                                                              ------------     ------------     ------------     ------------
Net Assets                                                    $ 13,407,596     $ 57,546,028     $762,887,831     $117,832,416
                                                              ============     ============     ============     ============
Net Assets Consist of:
Capital paid in                                               $ 13,407,596     $ 57,328,411     $692,647,399     $114,132,759
Undistributed net investment income                                     --          109,451          293,706           45,364
Accumulated net realized gain (loss) on investments
  and swap agreements                                                   --         (381,930)              --               --
Net unrealized appreciation in value of investments
  and swap agreements                                                   --          490,096       69,946,726        3,654,293
                                                              ------------     ------------     ------------     ------------
Total                                                         $ 13,407,596     $ 57,546,028     $762,887,831     $117,832,416
                                                              ============     ============     ============     ============
Net Assets:
  Class A                                                     $ 13,406,511     $ 49,127,528     $759,814,823     $101,741,315
  Class B                                                     $      1,085     $  8,418,500     $  3,073,008     $ 16,091,101
Shares outstanding (Note 2):
  Class A                                                       13,406,511        7,734,764       76,030,650        6,638,056
  Class B                                                            1,085        1,323,189          308,161        1,049,962

Net asset value and redemption price per share - Class A             $1.00+           $6.35            $9.99           $15.33
                                                                    ======           ======           ======           ======
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                             N/A            $6.74           $10.60           $16.27
                                                                    ======           ======           ======           ======
Net asset value and offering price per share - Class B
  (Note 2)                                                           $1.00            $6.36            $9.97           $15.33
                                                                    ======           ======           ======           ======
* On purchases of $100,000 or more, the sales charge is reduced.
+ Also maximum offering price per share.

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2005
--------------------------------------------------------      ------------     ----------------------------------------------
                                                                  NEW YORK             MULTI-STATE INSURED TAX FREE FUND
                                                                   INSURED     ----------------------------------------------
                                                                  TAX FREE          ARIZONA       CALIFORNIA         COLORADO
--------------------------------------------------------      ------------     ----------------------------------------------
Assets
Investments in securities:
At identified cost                                            $164,769,750     $ 16,091,180     $ 27,131,974     $  9,958,093
                                                              ============     ============     ============     ============
At value (Note 1A)                                            $176,021,529     $ 16,975,150     $ 28,850,300     $ 10,540,969
Cash                                                               362,590          119,570           68,808          151,862
Receivables:
  Interest                                                       2,577,564          327,384          414,652           56,913
  Investment securities sold                                            --               --               --               --
  Shares sold                                                      248,597            3,030            3,330              100
Unrealized gain on swap agreements                                 164,906            1,002           18,871            2,871
Other assets                                                        13,540              354            1,127              182
                                                              ------------     ------------     ------------     ------------
Total Assets                                                   179,388,726       17,426,490       29,357,088       10,752,897
                                                              ------------     ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                2,097,142               --               --               --
  Dividends payable                                                155,684           80,007          188,375           10,200
  Shares redeemed                                                  272,023           11,768           39,898           27,689
Unrealized loss on swap agreements                                      --               --               --               --
Accrued advisory fees                                               86,790            3,990           10,184              988
Accrued shareholder servicing costs                                  9,830              892            1,339              643
Accrued expenses                                                    42,101            8,576            9,798            6,114
                                                              ------------     ------------     ------------     ------------
Total Liabilities                                                2,663,570          105,233          249,594           45,634
                                                              ------------     ------------     ------------     ------------
Net Assets                                                    $176,725,156     $ 17,321,257     $ 29,107,494     $ 10,707,263
                                                              ============     ============     ============     ============
Net Assets Consist of:
Capital paid in                                               $167,022,767     $ 16,434,720     $ 27,353,248     $ 10,122,406
Undistributed net investment income                                 24,044            1,565           16,211            3,255
Accumulated net realized gain (loss) on investments
  and swap agreements                                           (1,738,340)              --              838           (4,145)
Net unrealized appreciation in value of investments
  and swap agreements                                           11,416,685          884,972        1,737,197          585,747
                                                              ------------     ------------     ------------     ------------
Total                                                         $176,725,156     $ 17,321,257     $ 29,107,494     $ 10,707,263
                                                              ============     ============     ============     ============
Net Assets:
  Class A                                                     $169,787,294     $ 15,086,351     $ 26,536,486     $  9,674,795
  Class B                                                     $  6,937,862     $  2,234,906     $  2,571,008     $  1,032,468
Shares outstanding (Note 2):
  Class A                                                       11,819,469        1,128,494        2,176,586          714,184
  Class B                                                          483,565          167,130          210,711           76,197

Net asset value and redemption price per share - Class A            $14.37           $13.37           $12.19           $13.55
                                                                    ======           ======           ======           ======
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $15.25           $14.19           $12.93           $14.38
                                                                    ======           ======           ======           ======
Net asset value and offering price per share - Class B
  (Note 2)                                                          $14.35           $13.37           $12.20           $13.55
                                                                    ======           ======           ======           ======
* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2005

--------------------------------------------------------      ---------------------------------------------------------------
                                                                              MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------------
                                                               CONNECTICUT          FLORIDA          GEORGIA         MARYLAND
--------------------------------------------------------      ---------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                            $ 35,781,611     $ 31,691,460     $ 11,711,409     $ 26,744,138
                                                              ============     ============     ============     ============
At value (Note 1A)                                            $ 37,280,672     $ 33,590,338     $ 12,369,598     $ 28,191,646
Cash                                                               465,878           93,822          319,830           94,888
Receivables:
  Interest                                                         580,521          418,118          180,687          550,469
  Shares sold                                                       47,988            3,461              113            8,601
Unrealized gain on swap agreements                                  12,822           14,062            5,742           22,053
Other assets                                                           648              709              195              556
                                                              ------------     ------------     ------------     ------------
Total Assets                                                    38,388,529       34,120,510       12,876,165       28,868,213
                                                              ------------     ------------     ------------     ------------
Liabilities
Payables:
  Dividends payable                                                 48,503           72,320           14,453           41,848
  Shares redeemed                                                   18,500           98,259              112            8,643
Accrued advisory fees                                               12,943           13,777            2,398            9,122
Accrued shareholder servicing costs                                  1,431            1,498              523            1,721
Accrued expenses                                                     6,312            5,372            4,612            8,551
                                                              ------------     ------------     ------------     ------------
Total Liabilities                                                   87,689          191,226           22,098           69,885
                                                              ------------     ------------     ------------     ------------
Net Assets                                                    $ 38,300,840     $ 33,929,284     $ 12,854,067     $ 28,798,328
                                                              ============     ============     ============     ============
Net Assets Consist of:
Capital paid in                                               $ 36,774,859     $ 31,988,111     $ 12,278,441     $ 27,285,202
Undistributed net investment income                                 14,098           28,233           12,280           43,565
Accumulated net realized loss on investments
  and swap agreements                                                   --               --         (100,585)              --
Net unrealized appreciation in value of investments
  and swap agreements                                            1,511,883        1,912,940          663,931        1,469,561
                                                              ------------     ------------     ------------     ------------
Total                                                         $ 38,300,840     $ 33,929,284     $ 12,854,067     $ 28,798,328
                                                              ============     ============     ============     ============
Net Assets:
  Class A                                                     $ 34,185,903     $ 31,369,590     $ 11,567,289     $ 23,935,073
  Class B                                                     $  4,114,937     $  2,559,694     $  1,286,778     $  4,863,255
Shares outstanding (Note 2):
  Class A                                                        2,582,041        2,341,156          854,191        1,733,632
  Class B                                                          311,308          190,920           95,064          351,943

Net asset value and redemption price per share - Class A            $13.24           $13.40           $13.54           $13.81
                                                                    ======           ======           ======           ======
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.05           $14.22           $14.37           $14.65
                                                                    ======           ======           ======           ======
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.22           $13.41           $13.54           $13.82
                                                                    ======           ======           ======           ======
*On purchases of $100,000 or more the sales charge is reduced.

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2005

--------------------------------------------------------      -----------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                              -----------------------------------------------
                                                              MASSACHUSETTS         MICHIGAN        MINNESOTA
--------------------------------------------------------      -----------------------------------------------
Assets
Investments in securities:
At identified cost                                             $ 23,864,230     $ 31,825,414     $ 15,020,164
                                                               ============     ============     ============
At value (Note 1A)                                             $ 25,428,925     $ 34,030,919     $ 15,718,204
Cash                                                                337,614          186,042          104,274
Receivables:
  Interest                                                          313,577          384,331          309,860
  Shares sold                                                         1,100          172,553           19,219
Unrealized gain on swap agreements                                    7,465            2,003            5,129
Other assets                                                          1,134            1,264              788
                                                               ------------     ------------     ------------
Total Assets                                                     26,089,815       34,777,112       16,157,474
                                                               ------------     ------------     ------------
Liabilities
Payables:
  Dividends payable                                                  21,047          166,651           11,422
  Shares redeemed                                                    40,000           11,788               --
Accrued advisory fees                                                 7,373           13,856            1,428
Accrued shareholder servicing costs                                   1,503            1,894              856
Accrued expenses                                                     18,333           19,828            5,290
                                                               ------------     ------------     ------------
Total Liabilities                                                    88,256          214,017           18,996
                                                               ------------     ------------     ------------
Net Assets                                                     $ 26,001,559     $ 34,563,095     $ 16,138,478
                                                               ============     ============     ============
Net Assets Consist of:
Capital paid in                                                $ 24,403,986     $ 32,266,216     $ 15,531,133
Undistributed net investment income                                  25,413           89,371            3,724
Accumulated net realized loss on investments
  and swap agreements                                                    --               --          (99,548)
Net unrealized appreciation in value of investments
  and swap agreements                                             1,572,160        2,207,508          703,169
                                                               ------------     ------------     ------------
Total                                                          $ 26,001,559     $ 34,563,095     $ 16,138,478
                                                               ============     ============     ============
Net Assets:
  Class A                                                      $ 23,220,352     $ 32,324,599     $ 15,419,727
  Class B                                                      $  2,781,207     $  2,238,496     $    718,751
Shares outstanding (Note 2):
  Class A                                                         1,956,980        2,618,156        1,302,330
  Class B                                                           234,184          181,576           60,621

Net asset value and redemption price per share - Class A             $11.87           $12.35           $11.84
                                                                     ======           ======           ======
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                           $12.59           $13.10           $12.56
                                                                     ======           ======           ======
Net asset value and offering price per share - Class B
  (Note 2)                                                           $11.88           $12.33           $11.86
                                                                     ======           ======           ======
*On purchases of $100,000 or more the sales charge is reduced.

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2005
--------------------------------------------------------      ---------------------------------------------------------------
                                                                             MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------------
                                                                  MISSOURI       NEW JERSEY   NORTH CAROLINA             OHIO
--------------------------------------------------------      ---------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                            $ 13,471,613     $ 62,055,370     $ 25,692,258     $ 23,331,192
                                                              ============     ============     ============     ============
At value (Note 1A)                                            $ 13,987,089     $ 65,837,400     $ 26,815,554     $ 24,819,366
Cash                                                                24,929           90,594           52,910          113,632
Receivables:
  Investment securities sold                                            --               --               --               --
  Interest                                                         209,922        1,086,984          273,909          154,458
  Shares sold                                                       19,028           86,446           37,142           25,692
Unrealized gain on swap agreements                                   5,128           39,048            5,065            7,465
Other assets                                                           195            1,445              443            1,005
                                                              ------------     ------------     ------------     ------------
Total Assets                                                    14,246,291       67,141,917       27,185,023       25,121,618
                                                              ------------     ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                       --               --               --               --
  Dividends payable                                                 20,518           44,893           30,598           22,820
  Shares redeemed                                                   20,000          103,635               --               --
Accrued advisory fees                                                1,375           28,421            7,938            5,858
Accrued shareholder servicing costs                                    479            2,892            1,605            1,457
Accrued expenses                                                     5,261           24,984            7,417           13,398
                                                              ------------     ------------     ------------     ------------
Total Liabilities                                                   47,633          204,825           47,558           43,533
                                                              ------------     ------------     ------------     ------------
Net Assets                                                    $ 14,198,658     $ 66,937,092     $ 27,137,465     $ 25,078,085
                                                              ============     ============     ============     ============
Net Assets Consist of:
Capital paid in                                               $ 13,689,266     $ 63,100,616     $ 26,019,645     $ 23,601,753
Undistributed net investment income                                 11,552           24,339            6,911           13,793
Accumulated net realized gain (loss) on investments
  and swap agreements                                              (22,764)          (8,941)         (17,452)         (33,100)
Net unrealized appreciation in value of investments
  and swap agreements                                              520,604        3,821,078        1,128,361        1,495,639
                                                              ------------     ------------     ------------     ------------
Total                                                         $ 14,198,658     $ 66,937,092     $ 27,137,465     $ 25,078,085
                                                              ============     ============     ============     ============
Net Assets:
  Class A                                                     $ 11,122,656     $ 61,160,821     $ 22,561,198     $ 21,695,999
  Class B                                                     $  3,076,002     $  5,776,271     $  4,576,267     $  3,382,086
Shares outstanding (Note 2):
  Class A                                                          816,874        4,731,266        1,696,762        1,735,972
  Class B                                                          225,742          447,549          344,348          270,426

Net asset value and redemption price per share - Class A            $13.62           $12.93           $13.30           $12.50
                                                                    ======           ======           ======           ======
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.45           $13.72           $14.11           $13.26
                                                                    ======           ======           ======           ======
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.63           $12.91           $13.29           $12.51
                                                                    ======           ======           ======           ======
*On purchases of $100,000 or  more, the sales charge is reduced.

See notes to financial statements.


Statements of Assets and Liabilities
FIRST INVESTORS
December 31, 2005
--------------------------------------------------------      ----------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                              ----------------------------------------------
                                                                    OREGON     PENNSYLVANIA         VIRGINIA
--------------------------------------------------------      ----------------------------------------------
Assets
Investments in securities:
At identified cost                                            $ 30,285,569     $ 43,979,784     $ 30,999,937
                                                              ============     ============     ============
At value (Note 1A)                                            $ 31,414,691     $ 46,449,931     $ 32,865,164
Cash                                                               100,404           53,775           71,174
Receivables:
   Investment securities sold                                           --        1,039,516               --
  Interest                                                         307,797          557,860          600,821
  Shares sold                                                        3,265           15,014           13,026
Unrealized gain on swap agreements                                  10,978            6,509           23,592
Other assets                                                           502              910              704
                                                              ------------     ------------     ------------
Total Assets                                                    31,837,637       48,123,515       33,574,481
                                                              ------------     ------------     ------------
Liabilities
Payables:
  Investment securities purchased                                       --        1,020,700               --
  Dividends payable                                                 32,438          210,115           58,042
  Shares redeemed                                                   41,436              225          218,339
Accrued advisory fees                                                9,483           17,547           11,388
Accrued shareholder servicing costs                                  1,978            2,419            1,662
Accrued expenses                                                    11,379           12,151           12,410
                                                              ------------     ------------     ------------
Total Liabilities                                                   96,714        1,263,157          301,841
                                                              ------------     ------------     ------------
Net Assets                                                    $ 31,740,923     $ 46,860,358     $ 33,272,640
                                                              ============     ============     ============
Net Assets Consist of:
Capital paid in                                               $ 30,584,030     $ 44,347,512     $ 31,380,946
Undistributed net investment income                                 16,793           36,190            2,615
Accumulated net realized gain (loss) on investments
  and swap agreements                                                   --               --              260
Net unrealized appreciation in value of investments
  and swap agreements                                            1,140,100        2,476,656        1,888,819
                                                              ------------     ------------     ------------
Total                                                         $ 31,740,923     $ 46,860,358     $ 33,272,640
                                                              ============     ============     ============
Net Assets:
  Class A                                                     $ 29,203,804     $ 43,623,174     $ 31,281,130
  Class B                                                     $  2,537,119     $  3,237,184     $  1,991,510
Shares outstanding (Note 2):
  Class A                                                        2,252,357        3,374,901        2,395,518
  Class B                                                          196,049          250,439          152,976

Net asset value and redemption price per share - Class A            $12.97           $12.93           $13.06
                                                                    ======           ======           ======
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $13.76           $13.72           $13.86
                                                                    ======           ======           ======
Net asset value and offering price per share - Class B
  (Note 2)                                                          $12.94           $12.93           $13.02
                                                                    ======           ======           ======
*On purchases of $100,000 or  more, the sales charge is reduced.

See notes to financial statements.


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2005
--------------------------------------------------------      ------------     ------------     ------------     ------------
                                                                                    INSURED
                                                                TAX-EXEMPT     INTERMEDIATE          INSURED          INSURED
                                                              MONEY MARKET       TAX EXEMPT       TAX EXEMPT    TAX EXEMPT II
--------------------------------------------------------      ------------     ------------     ------------     ------------
Investment Income
Interest income                                               $    325,212     $  2,219,715     $ 40,114,883     $  4,855,651
                                                              ------------     ------------     ------------     ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     69,327          380,503        5,705,520        1,107,599
  Distribution plan expenses - Class A                                  --          133,551        2,142,187          236,309
  Distribution plan expenses - Class B                                  13           99,968           32,277          162,362
  Shareholder servicing costs                                       30,395           39,884          492,865           84,973
  Professional fees                                                 19,718           24,525          157,038           37,918
  Registration fees                                                 55,225           41,036           55,184           47,307
  Custodian fees                                                     4,815            8,748           50,706           13,634
  Reports to shareholders                                            7,528           10,041          123,569           17,557
  Directors/trustees' fees                                             543            2,512           31,335            4,269
  Other expenses                                                     5,650           24,724          219,775           36,974
                                                              ------------     ------------     ------------     ------------
Total expenses                                                     193,214          765,492        9,010,456        1,748,902
Less: Expenses waived                                              (92,979)         (82,088)        (925,739)        (508,688)
      Expenses paid indirectly                                      (2,008)          (5,867)         (24,358)         (11,121)
                                                              ------------     ------------     ------------     ------------
Net expenses                                                        98,227          677,537        8,060,359        1,229,093
                                                              ------------     ------------     ------------     ------------
Net investment income                                              226,985        1,542,178       32,054,524        3,626,558
                                                              ------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments
  and swap agreements                                                   --         (339,352)       3,069,878        1,064,890
Net unrealized depreciation of investments
  and swap agreements                                                   --         (691,933)     (21,566,892)        (751,569)
                                                              ------------     ------------     ------------     ------------
Net gain (loss) on investments and swap agreements                      --       (1,031,285)     (18,497,014)         313,321
                                                              ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations          $    226,985     $    510,893     $ 13,557,510     $  3,939,879
                                                              ============     ============     ============     ============

See notes to financial statements.


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2005
--------------------------------------------------------      ------------     ----------------------------------------------
                                                                  NEW YORK             MULTI-STATE INSURED TAX FREE FUND
                                                                   INSURED     ----------------------------------------------
                                                                  TAX FREE          ARIZONA       CALIFORNIA         COLORADO
--------------------------------------------------------      ------------     ----------------------------------------------
Investment Income
Interest income                                               $  8,511,308     $    870,197     $  1,354,687     $    500,859
                                                              ------------     ------------     ------------     ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                  1,356,264          137,482          217,452           81,280
  Distribution plan expenses - Class A                             433,928           39,763           65,091           24,327
  Distribution plan expenses - Class B                              72,638           24,256           29,570           11,065
  Shareholder servicing costs                                      105,866            9,929           13,195            6,807
  Professional fees                                                 52,876           10,986           12,113            7,105
  Registration fees                                                  1,826            2,209            2,109              600
  Custodian fees                                                    14,576            3,456            4,686            2,146
  Reports to shareholders                                           21,009            3,208            4,336            3,518
  Directors/trustees' fees                                           7,100              727            1,132              424
  Other expenses                                                    61,161           11,405           12,664            9,430
                                                              ------------     ------------     ------------     ------------
Total expenses                                                   2,127,244          243,421          362,348          146,702
Less: Expenses waived                                             (271,253)         (85,408)         (90,055)         (70,987)
      Expenses paid indirectly                                     (14,714)          (2,341)          (3,701)          (2,400)
                                                              ------------     ------------     ------------     ------------
Net expenses                                                     1,841,277          155,672          268,592           73,315
                                                              ------------     ------------     ------------     ------------
Net investment income                                            6,670,031          714,525        1,086,095          427,544
                                                              ------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments
  and swap agreements                                              409,725          288,602          410,390             (668)
Net unrealized depreciation of investments
  and swap agreements                                           (3,250,965)        (655,927)        (749,557)        (193,132)
                                                              ------------     ------------     ------------     ------------
Net gain (loss) on investments and swap agreements              (2,841,240)        (367,325)        (339,167)        (193,800)
                                                              ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations          $  3,828,791     $    347,200     $    746,928     $    233,744
                                                              ============     ============     ============     ============

See notes to financial statements.


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2005
--------------------------------------------------------      ---------------------------------------------------------------
                                                                              MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------------
                                                               CONNECTICUT          FLORIDA          GEORGIA         MARYLAND
--------------------------------------------------------      ---------------------------------------------------------------
Investment Income
Interest income                                               $  1,745,659     $  1,712,181     $    575,526     $  1,442,135
                                                              ------------     ------------     ------------     ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    278,431          275,181           93,837          234,015
  Distribution plan expenses - Class A                              81,174           84,385           28,084           65,468
  Distribution plan expenses - Class B                              46,546           29,367           12,780           50,146
  Shareholder servicing costs                                       19,290           18,865            5,564           16,443
  Professional fees                                                 14,375           20,000            8,086           15,487
  Registration fees                                                  1,358              768              599            2,113
  Custodian fees                                                     5,216            5,161            2,315            4,690
  Reports to shareholders                                            5,443            5,058            2,729            4,534
  Directors/trustees' fees                                           1,447            1,451              490            1,279
  Other expenses                                                    20,373           15,307           10,677           20,660
                                                              ------------     ------------     ------------     ------------
Total expenses                                                     473,653          455,543          165,161          414,835
Less: Expenses waived                                             (118,600)         (99,216)         (78,051)        (107,258)
      Expenses paid indirectly                                      (4,646)          (4,060)          (2,471)          (4,730)
                                                              ------------     ------------     ------------     ------------
Net expenses                                                       350,407          352,267           84,639          302,847
                                                              ------------     ------------     ------------     ------------
Net investment income                                            1,395,252        1,359,914          490,887        1,139,288
                                                              ------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments
  and swap agreements                                              201,692          155,265          (54,787)         208,725
Net unrealized depreciation of investments
  and swap agreements                                             (725,235)        (817,924)        (142,678)        (698,588)
                                                              ------------     ------------     ------------     ------------
Net loss on investments and swap agreements                       (523,543)        (662,659)        (197,465)        (489,863)
                                                              ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations          $    871,709     $    697,255     $    293,422     $    649,425
                                                              ============     ============     ============     ============

See notes to financial statements.


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2005
--------------------------------------------------------      -----------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                              -----------------------------------------------
                                                              MASSACHUSETTS         MICHIGAN        MINNESOTA
--------------------------------------------------------      -----------------------------------------------
Investment Income
Interest income                                                $  1,268,641     $  1,814,237     $    717,309
                                                               ------------     ------------     ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     202,211          271,744          115,823
  Distribution plan expenses - Class A                               59,537           84,871           36,496
  Distribution plan expenses - Class B                               31,465           22,843            8,448
  Shareholder servicing costs                                        16,872           22,168            9,774
  Professional fees                                                  16,780           20,825            8,748
  Registration fees                                                   2,057            2,059              764
  Custodian fees                                                      4,831            5,882            3,344
  Reports to shareholders                                             4,894            5,532            3,792
  Directors/trustees' fees                                            1,112            1,429              602
  Other expenses                                                     12,927           16,418           12,409
                                                               ------------     ------------     ------------
Total expenses                                                      352,686          453,771          200,200
Less: Expenses waived                                               (96,623)        (108,538)         (98,320)
      Expenses paid indirectly                                       (3,296)          (2,018)          (2,907)
                                                               ------------     ------------     ------------
Net expenses                                                        252,767          343,215           98,973
                                                               ------------     ------------     ------------
Net investment income                                             1,015,874        1,471,022          618,336
                                                               ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments
  and swap agreements                                               376,485          645,963           54,887
Net unrealized depreciation of investments
  and swap agreements                                              (814,771)      (1,281,511)        (337,651)
                                                               ------------     ------------     ------------
Net loss on investments and swap agreements                        (438,286)        (635,548)        (282,764)
                                                               ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations           $    577,588     $    835,474     $    335,572
                                                               ============     ============     ============

See notes to financial statements.


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2005
--------------------------------------------------------      ----------------------------------------------------------------
                                                                              MULTI-STATE INSURED TAX FREE FUND
                                                              ----------------------------------------------------------------
                                                                  MISSOURI       NEW JERSEY   NORTH CAROLINA             OHIO
--------------------------------------------------------      ----------------------------------------------------------------
Investment Income
Interest income                                               $    594,140     $  3,230,787     $  1,216,732     $  1,225,883
                                                              ------------     ------------     ------------     ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     99,392          510,320          196,601          191,696
  Distribution plan expenses - Class A                              25,280          154,814           54,261           54,995
  Distribution plan expenses - Class B                              31,404           61,172           45,091           35,617
  Shareholder servicing costs                                        5,975           33,927           15,261           16,302
  Professional fees                                                  7,767           33,028           11,273           12,021
  Registration fees                                                  1,304              569              681              561
  Custodian fees                                                     2,577            8,373            4,231            3,436
  Reports to shareholders                                            3,702            8,135            4,718            4,959
  Directors/trustees' fees                                             522            2,389            1,023            1,001
  Other expenses                                                    11,760           24,346           15,055           12,074
                                                              ------------     ------------     ------------     ------------
Total expenses                                                     189,683          837,073          348,195          332,662
Less: Expenses waived                                              (84,371)        (140,219)        (113,708)        (112,469)
      Expenses paid indirectly                                      (2,274)          (4,614)          (4,115)          (1,806)
                                                              ------------     ------------     ------------     ------------
Net expenses                                                       103,038          692,240          230,372          218,387
                                                              ------------     ------------     ------------     ------------
Net investment income                                              491,102        2,538,547          986,360        1,007,496
                                                              ------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain on investments and swap agreements                39,053          471,810          114,553           36,438
Net unrealized depreciation of investments
  and swap agreements                                             (195,628)      (1,436,871)        (463,889)        (568,090)
                                                              ------------     ------------     ------------     ------------
Net loss on investments and swap agreements                       (156,575)        (965,061)        (349,336)        (531,652)
                                                              ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations          $    334,527     $  1,573,486     $    637,024     $    475,844
                                                              ============     ============     ============     ============

See notes to financial statements.


Statements of Operations
FIRST INVESTORS
Year Ended December 31, 2005
--------------------------------------------------------      ----------------------------------------------
                                                                      MULTI-STATE INSURED TAX FREE FUND
                                                              ----------------------------------------------
                                                                    OREGON     PENNSYLVANIA         VIRGINIA
--------------------------------------------------------      ----------------------------------------------
Investment Income
Interest income                                               $  1,381,389     $  2,318,516     $  1,669,368
                                                              ------------     ------------     ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    226,398          361,895          265,194
  Distribution plan expenses - Class A                              68,891          112,142           82,593
  Distribution plan expenses - Class B                              26,299           33,959           23,219
  Shareholder servicing costs                                       22,804           27,253           19,975
  Professional fees                                                 12,053           22,059           17,455
  Registration fees                                                  1,373              728              821
  Custodian fees                                                     5,267            6,876            5,519
  Reports to shareholders                                            6,194            6,767            6,218
  Directors/trustees' fees                                           1,170            2,024            1,395
  Other expenses                                                    16,194           19,252           20,292
                                                              ------------     ------------     ------------
Total expenses                                                     386,643          592,955          442,681
Less: Expenses waived                                             (106,601)        (128,599)        (103,701)
      Expenses paid indirectly                                      (3,797)          (4,636)          (3,322)
                                                              ------------     ------------     ------------
Net expenses                                                       276,245          459,720          335,658
                                                              ------------     ------------     ------------
Net investment income                                            1,105,144        1,858,796        1,333,710
                                                              ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain on investments and swap agreements               369,684          855,995          350,413
Net unrealized depreciation of investments
  and swap agreements                                             (749,704)      (1,670,399)        (851,203)
                                                              ------------     ------------     ------------
Net loss on investments and swap agreements                       (380,020)        (814,404)        (500,790)
                                                              ------------     ------------     ------------
Net Increase in Net Assets Resulting from Operations          $    725,124     $  1,044,392     $    832,920
                                                              ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                           TAX-EXEMPT                   INSURED INTERMEDIATE
                                                                          MONEY MARKET                       TAX EXEMPT
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $    226,985     $     76,797     $  1,542,178     $  1,396,672
  Net realized gain (loss) on investments
    and swap agreements                                                    --               --         (339,352)         (42,578)
  Net unrealized depreciation of investments
    and swap agreements                                                    --               --         (691,933)        (621,532)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations              226,985           76,797          510,893          732,562
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                    (226,985)         (76,797)      (1,303,534)      (1,217,150)
  Net investment income - Class B                                          --               --         (167,839)        (153,481)
  Net realized gains - Class A                                             --               --               --               --
  Net realized gains - Class B                                             --               --               --               --
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                              (226,985)         (76,797)      (1,471,373)      (1,370,631)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      11,250,261       15,526,220        4,895,599       12,510,318
    Reinvestment of distributions                                     223,126           75,241        1,036,058          930,079
    Cost of shares redeemed                                       (12,051,512)     (18,519,020)     (15,517,584)     (10,485,277)
                                                                 ------------     ------------     ------------     ------------
                                                                     (578,125)      (2,917,559)      (9,585,927)       2,955,120
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                               1               --          473,152        1,204,621
    Reinvestment of distributions                                          10               --          117,049          108,582
    Cost of shares redeemed                                           (21,632)         (41,197)      (3,142,187)      (2,768,408)
                                                                 ------------     ------------     ------------     ------------
                                                                      (21,621)         (41,197)      (2,551,986)      (1,455,205)
                                                                 ------------     ------------     ------------     ------------

    Net increase (decrease) from share transactions                  (599,746)      (2,958,756)     (12,137,913)       1,499,915
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                            (599,746)      (2,958,756)     (13,098,393)         861,846

Net Assets
  Beginning of year                                                14,007,342       16,966,098       70,644,421       69,782,575
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 13,407,596     $ 14,007,342     $ 57,546,028     $ 70,644,421
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $         --     $         --     $    109,451     $     38,646
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                           11,250,261       15,526,220          766,369        1,932,760
    Issued for distributions reinvested                               223,126           75,241          162,277          144,275
    Redeemed                                                      (12,051,512)     (18,519,020)      (2,427,869)      (1,626,829)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding            (578,125)      (2,917,559)      (1,499,223)         450,206
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                                    1               --           73,864          186,548
    Issued for distributions reinvested                                    10               --           18,300           16,809
    Redeemed                                                          (21,632)         (41,197)        (492,011)        (427,443)
                                                                 ------------     ------------     ------------     ------------
  Net decrease in Class B shares outstanding                          (21,621)         (41,197)        (399,847)        (224,086)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ----------------------------------------------------------------
                                                                             INSURED                          INSURED
                                                                           TAX EXEMPT                      TAX EXEMPT II
                                                                 ------------------------------     -----------------------------
Year Ended December 31                                                    2005             2004             2005             2004
--------------------------------------------------------         ----------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $ 32,054,524    $  34,726,429     $  3,626,558     $  3,206,325
  Net realized gain (loss) on investments
    and swap agreements                                              3,069,878         (996,161)       1,064,890          747,721
  Net unrealized depreciation of investments
    and swap agreements                                            (21,566,892)     (12,925,151)        (751,569)        (108,480)
                                                                  ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations            13,557,510       20,805,117        3,939,879        3,845,566
                                                                  ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                  (31,899,578)     (34,656,091)      (3,191,652)      (2,730,704)
  Net investment income - Class B                                     (107,093)        (133,406)        (423,181)        (446,083)
  Net realized gains - Class A                                      (1,924,902)              --         (919,700)        (625,204)
  Net realized gains - Class B                                          (7,805)              --         (145,644)        (123,282)
                                                                  ------------     ------------     ------------     ------------
    Total distributions                                            (33,939,378)     (34,789,497)      (4,680,177)      (3,925,273)
                                                                  ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                        9,688,186       10,859,209       32,078,273       21,227,156
    Reinvestment of distributions                                   26,372,012       26,578,691        3,101,139        2,539,297
    Cost of shares redeemed                                        (80,453,798)     (81,302,747)     (16,348,733)     (20,457,528)
                                                                  ------------     ------------     ------------     ------------
                                                                   (44,393,600)     (43,864,847)      18,830,679        3,308,925
                                                                  ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                           62,014          129,257        1,569,637        2,082,638
    Reinvestment of distributions                                       77,755           92,057          415,255          425,505
    Cost of shares redeemed                                           (571,141)      (1,137,768)      (2,236,150)      (3,435,657)
                                                                  ------------     ------------     ------------     ------------
                                                                      (431,372)        (916,454)        (251,258)        (927,514)
                                                                  ------------     ------------     ------------     ------------

    Net increase (decrease) from share transactions                (44,824,972)     (44,781,301)      18,579,421        2,381,411
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                          (65,206,840)     (58,765,681)      17,839,123        2,301,704

Net Assets
  Beginning of year                                                828,094,671      886,860,352       99,993,293       97,691,589
                                                                  ------------     ------------     ------------     ------------
  End of year+                                                    $762,887,831     $828,094,671     $117,832,416     $ 99,993,293
                                                                  ============     ============     ============     ============
+Includes undistributed net investment income of                  $    293,706     $    253,538     $     45,364     $     33,639
                                                                  ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                               951,990        1,059,662        2,075,816        1,378,776
    Issued for distributions reinvested                              2,602,817        2,593,816          200,970          165,270
    Redeemed                                                        (7,940,469)      (7,941,199)      (1,057,113)      (1,336,511)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding           (4,385,662)      (4,287,721)       1,219,673          207,535
                                                                  ============     ============     ============     ============
  Class B:
    Sold                                                                 6,090           12,677          101,350          134,824
    Issued for distributions reinvested                                  7,692            8,997           26,917           27,698
    Redeemed                                                           (56,200)        (111,054)        (144,670)        (225,431)
                                                                  ------------     ------------     ------------     ------------
  Net decrease in Class B shares outstanding                           (42,418)         (89,380)         (16,403)         (62,909)
                                                                  ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                                                        MULTI-STATE INSURED
                                                                                                           TAX FREE FUND
                                                                            NEW YORK               -----------------------------
                                                                        INSURED TAX FREE                      ARIZONA
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  6,670,031     $  7,235,620     $    714,525     $    870,885
  Net realized gain (loss) on investments
    and swap agreements                                               409,725       (2,148,682)         288,602           69,920
  Net unrealized depreciation of investments
    and swap agreements                                            (3,250,965)        (696,617)        (655,927)        (230,690)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations            3,828,791        4,390,321          347,200          710,115
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                  (6,518,214)      (7,134,342)        (641,127)        (779,499)
  Net investment income - Class B                                    (218,689)        (254,270)         (79,919)         (88,963)
  Net realized gains - Class A                                             --               --         (251,373)         (61,321)
  Net realized gains - Class B                                             --               --          (37,390)          (8,649)
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                            (6,736,903)      (7,388,612)      (1,009,809)        (938,432)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      12,030,467       10,685,426        1,584,820        1,256,785
    Reinvestment of distributions                                   4,584,085        5,140,818          595,630          510,877
    Cost of shares redeemed                                       (22,011,512)     (19,928,188)      (4,428,657)      (5,368,089)
                                                                 ------------     ------------     ------------     ------------
                                                                   (5,396,960)      (4,101,944)      (2,248,207)      (3,600,427)
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                         493,050          422,722           48,163          359,824
    Reinvestment of distributions                                     181,074          210,286           55,121           51,575
    Cost of shares redeemed                                        (1,231,707)      (1,472,513)        (305,202)        (978,700)
                                                                 ------------     ------------     ------------     ------------
                                                                     (557,583)        (839,505)        (201,918)        (567,301)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                (5,954,543)      (4,941,449)      (2,450,125)      (4,167,728)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                          (8,862,655)      (7,939,740)      (3,112,734)      (4,396,045)

Net Assets
  Beginning of year                                               185,587,811      193,527,551       20,433,991       24,830,036
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $176,725,156     $185,587,811     $ 17,321,257     $ 20,433,991
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $     24,044     $     91,533     $      1,565     $      8,086
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                              829,851          731,828          115,779           90,986
    Issued for distributions reinvested                               316,439          352,186           43,862           36,922
    Redeemed                                                       (1,520,329)      (1,364,324)        (322,931)        (387,659)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding            (374,039)        (280,310)        (163,290)        (259,751)
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                               33,951           29,106            3,503           25,997
    Issued for distributions reinvested                                12,516           14,423            4,062            3,728
    Redeemed                                                          (85,084)        (100,817)         (22,322)         (70,885)
                                                                 ------------     ------------     ------------     ------------
  Net decrease in Class B shares outstanding                          (38,617)         (57,288)         (14,757)         (41,160)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ----------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                           CALIFORNIA                          COLORADO
                                                                 ------------------------------     -----------------------------
Year Ended December 31                                                    2005             2004             2005             2004
--------------------------------------------------------         ----------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $  1,086,095     $  1,118,922      $   427,544      $   468,854
  Net realized gain (loss) on investments
    and swap agreements                                                410,390           (1,228)            (668)          32,443
  Net unrealized depreciation of investments
    and swap agreements                                               (749,557)         (29,430)        (193,132)        (162,016)
                                                                  ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations               746,928        1,088,264          233,744          339,281
                                                                  ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                   (1,007,194)      (1,002,660)        (402,310)        (418,598)
  Net investment income - Class B                                      (91,407)         (98,056)         (36,984)         (44,306)
  Net realized gains - Class A                                        (372,193)              --               --               --
  Net realized gains - Class B                                         (36,131)              --               --               --
                                                                  ------------     ------------     ------------     ------------
    Total distributions                                             (1,506,925)      (1,100,716)        (439,294)        (462,904)
                                                                  ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                        3,495,807        3,327,105        1,090,885        1,506,132
    Reinvestment of distributions                                      809,296          565,902          271,761          296,650
    Cost of shares redeemed                                         (2,956,457)      (4,994,575)      (1,207,755)      (3,941,044)
                                                                  ------------     ------------     ------------     ------------
                                                                     1,348,646       (1,101,568)         154,891       (2,138,262)
                                                                  ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                          118,717          140,274            3,300           88,035
    Reinvestment of distributions                                       54,682           40,838           25,760           28,447
    Cost of shares redeemed                                           (574,319)        (635,385)        (122,159)        (637,145)
                                                                  ------------     ------------     ------------     ------------
                                                                      (400,920)        (454,273)         (93,099)        (520,663)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                    947,726       (1,555,841)          61,792       (2,658,925)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                              187,729       (1,568,293)        (143,758)      (2,782,548)

Net Assets
  Beginning of year                                                 28,919,765       30,488,058       10,851,021       13,633,569
                                                                  ------------     ------------     ------------     ------------
  End of year+                                                    $ 29,107,494     $ 28,919,765     $ 10,707,263     $ 10,851,021
                                                                  ============     ============     ============     ============
+Includes undistributed net investment income of                  $     16,211     $     28,717     $      3,255     $     15,005
                                                                  ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                               281,661          266,470           79,572          107,998
    Issued for distributions reinvested                                 65,495           45,634           19,879           21,564
    Redeemed                                                          (237,708)        (401,382)         (88,388)        (287,789)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding              109,448          (89,278)          11,063         (158,227)
                                                                  ============     ============     ============     ============
  Class B:
    Sold                                                                 9,416           11,086              245            6,444
    Issued for distributions reinvested                                  4,425            3,292            1,884            2,070
    Redeemed                                                           (46,394)         (51,661)          (8,954)         (46,446)
                                                                  ------------     ------------     ------------     ------------
  Net decrease in Class B shares outstanding                           (32,553)         (37,283)          (6,825)         (37,932)
                                                                  ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ---------------------------------------------------------------
                                                                          CONNECTICUT                          FLORIDA
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  1,395,252     $  1,437,677     $  1,359,914     $  1,526,474
  Net realized gain (loss) on investments
    and swap agreements                                               201,692           (9,581)         155,265          109,636
  Net unrealized depreciation of investments
    and swap agreements                                              (725,235)         (84,724)        (817,924)        (310,411)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations              871,709        1,343,372          697,255        1,325,699
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                  (1,263,963)      (1,246,426)      (1,288,423)      (1,409,052)
  Net investment income - Class B                                    (148,376)        (172,518)         (90,665)         (98,983)
  Net realized gains - Class A                                       (174,891)              --         (143,644)        (100,964)
  Net realized gains - Class B                                        (21,109)              --          (11,738)          (8,951)
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                            (1,608,339)      (1,418,944)      (1,534,470)      (1,617,950)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                       5,068,615        4,901,311        2,394,965        4,221,290
    Reinvestment of distributions                                   1,134,531          907,176          849,378          861,819
    Cost of shares redeemed                                        (3,503,752)      (4,858,857)      (7,581,680)      (5,762,913)
                                                                 ------------     ------------     ------------     ------------
                                                                    2,699,394          949,630       (4,337,337)        (679,804)
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                         143,750          171,594          293,957          277,972
    Reinvestment of distributions                                     103,977          107,188           38,934           46,816
    Cost of shares redeemed                                        (1,014,279)      (1,241,070)        (938,683)        (422,978)
                                                                 ------------     ------------     ------------     ------------
                                                                     (766,552)        (962,288)        (605,792)         (98,190)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                 1,932,842          (12,658)      (4,943,129)        (777,994)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                           1,196,212          (88,230)      (5,780,344)      (1,070,245)

Net Assets
  Beginning of year                                                37,104,628       37,192,858       39,709,628       40,779,873
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 38,300,840     $ 37,104,628     $ 33,929,284     $ 39,709,628
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $     14,098     $     31,185     $     28,233     $     47,407
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                              378,121          365,009          176,298          307,140
    Issued for distributions reinvested                                84,796           67,574           62,654           63,002
    Redeemed                                                         (260,620)        (361,216)        (558,505)        (420,415)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding             202,297           71,367         (319,553)         (50,273)
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                               10,715           12,821           21,441           20,240
    Issued for distributions reinvested                                 7,782            7,989            2,870            3,422
    Redeemed                                                          (76,075)         (92,697)         (68,969)         (30,952)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class B shares outstanding             (57,578)         (71,887)         (44,658)          (7,290)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ---------------------------------------------------------------
                                                                            GEORGIA                           MARYLAND
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $   490,887      $   442,632     $  1,139,288     $  1,208,279
  Net realized gain (loss) on investments
    and swap agreements                                               (54,787)         (45,798)         208,725         (188,230)
  Net unrealized depreciation of investments
    and swap agreements                                              (142,678)         (52,254)        (698,588)        (252,869)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations              293,422          344,580          649,425          767,180
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                    (444,490)        (399,998)        (993,984)      (1,011,003)
  Net investment income - Class B                                     (40,636)         (43,910)        (151,675)        (162,812)
  Net realized gains - Class A                                             --               --          (17,301)              --
  Net realized gains - Class B                                             --               --           (3,511)              --
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                              (485,126)        (443,908)      (1,166,471)      (1,173,815)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                       2,166,882        1,678,395        2,242,520        3,855,660
    Reinvestment of distributions                                     308,385          289,352          579,879          562,666
    Cost of shares redeemed                                        (1,549,404)        (697,758)      (5,556,327)      (3,913,103)
                                                                 ------------     ------------     ------------     ------------
                                                                      925,863        1,269,989       (2,733,928)         505,223
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                          35,643          175,836          345,773           84,479
    Reinvestment of distributions                                      24,405           25,438          107,988          115,905
    Cost of shares redeemed                                           (50,193)        (458,942)        (691,560)        (979,473)
                                                                 ------------     ------------     ------------     ------------
                                                                        9,855         (257,668)        (237,799)        (779,089)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                   935,718        1,012,321       (2,971,727)        (273,866)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                             744,014          912,993       (3,488,773)        (680,501)

Net Assets
  Beginning of year                                                12,110,053       11,197,060       32,287,101       32,967,602
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 12,854,067     $ 12,110,053     $ 28,798,328     $ 32,287,101
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $     12,280     $      6,519     $     43,565     $     49,947
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                              158,166          122,182          160,898          274,901
    Issued for distributions reinvested                                22,578           21,159           41,603           40,140
    Redeemed                                                         (113,963)         (51,195)        (400,887)        (278,145)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding              66,781           92,146         (198,386)          36,896
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                                2,607           12,893           24,775            5,975
    Issued for distributions reinvested                                 1,788            1,862            7,743            8,260
    Redeemed                                                           (3,655)         (33,395)         (49,543)         (69,576)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class B shares outstanding                 740          (18,640)         (17,025)         (55,341)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ---------------------------------------------------------------
                                                                          MASSACHUSETTS                       MICHIGAN
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  1,015,874     $  1,113,540     $  1,471,022     $  1,621,494
  Net realized gain (loss) on investments
    and swap agreements                                               376,485         (280,495)         645,963           19,726
  Net unrealized appreciation  (depreciation)of
investments and swap agreements                                      (814,771)         (93,949)      (1,281,511)        (753,444)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations              577,588          739,096          835,474          887,776
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                    (901,286)      (1,003,042)      (1,320,301)      (1,564,872)
  Net investment income - Class B                                     (95,926)        (112,002)         (71,653)         (69,045)
  Net realized gains - Class A                                        (85,992)              --         (604,061)         (18,653)
  Net realized gains - Class B                                        (10,293)              --          (42,113)          (1,187)
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                            (1,093,497)      (1,115,044)      (2,038,128)      (1,653,757)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                       2,108,969        2,649,815        3,062,173        2,334,422
    Reinvestment of distributions                                     802,284          838,840        1,363,568        1,047,597
    Cost of shares redeemed                                        (4,559,670)      (3,647,128)      (6,844,921)      (8,345,749)
                                                                 ------------     ------------     ------------     ------------
                                                                   (1,648,417)        (158,473)      (2,419,180)      (4,963,730)
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                         154,790          217,588           15,001        1,019,288
    Reinvestment of distributions                                      91,266           97,412           61,267           59,859
    Cost of shares redeemed                                        (1,031,974)        (523,826)         (61,887)        (449,793)
                                                                 ------------     ------------     ------------     ------------
                                                                     (785,918)        (208,826)          14,381          629,354
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                (2,434,335)        (367,299)      (2,404,799)      (4,334,376)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                          (2,950,244)        (743,247)      (3,607,453)      (5,100,357)

Net Assets
  Beginning of year                                                28,951,803       29,695,050       38,170,548       43,270,905
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 26,001,559     $ 28,951,803     $ 34,563,095     $ 38,170,548
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $     25,413     $      6,751     $     89,371     $     10,303
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                              175,625          215,998          241,666          182,111
    Issued for distributions reinvested                                66,851           69,517          108,717           81,909
    Redeemed                                                         (379,269)        (301,961)        (539,930)        (648,634)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding            (136,793)         (16,446)        (189,547)        (384,614)
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                               12,856           18,099            1,184           81,208
    Issued for distributions reinvested                                 7,596            8,064            4,893            4,695
    Redeemed                                                          (85,464)         (43,560)          (4,928)         (35,114)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class B shares outstanding             (65,012)         (17,397)           1,149           50,789
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         --------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 --------------------------------------------------------------
                                                                          MINNESOTA                          MISSOURI
                                                                 ----------------------------     -----------------------------
Year Ended December 31                                                  2005             2004             2005             2004
--------------------------------------------------------         --------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                              618,336     $    618,874     $    491,102     $    425,716
  Net realized gain (loss) on investments
    and swap agreements                                               54,887         (110,109)          39,053          (61,817)
  Net unrealized appreciation  (depreciation)of
investments and swap agreements                                     (337,651)         (12,405)        (195,628)           7,604
                                                                 -----------     ------------     ------------     ------------
    Net increase in net assets resulting from operations             335,572          496,360          334,527          371,503
                                                                 -----------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                   (600,396)        (577,488)        (393,874)        (317,027)
  Net investment income - Class B                                    (28,636)         (39,057)         (98,712)        (102,848)
  Net realized gains - Class A                                            --               --               --               --
  Net realized gains - Class B                                            --               --               --               --
                                                                 -----------     ------------     ------------     ------------
    Total distributions                                             (629,032)        (616,545)        (492,586)        (419,875)
                                                                 -----------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      2,438,812        1,515,312        3,771,425          680,322
    Reinvestment of distributions                                    464,710          460,890          181,699          172,794
    Cost of shares redeemed                                       (1,494,052)      (1,423,828)        (546,973)      (1,135,071)
                                                                 -----------     ------------     ------------     ------------
                                                                   1,409,470          552,374        3,406,151         (281,955)
                                                                 -----------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                         24,600          226,775           16,000          254,474
    Reinvestment of distributions                                     22,541           29,562           73,524           75,436
    Cost of shares redeemed                                         (433,750)        (321,605)        (251,793)        (152,376)
                                                                 -----------     ------------     ------------     ------------
                                                                    (386,609)         (65,268)        (162,269)         177,534
                                                                 -----------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                1,022,861          487,106        3,243,882         (104,421)
                                                                 -----------     ------------     ------------     ------------
    Net increase (decrease) in net assets                            729,401          366,921        3,085,823         (152,793)

Net Assets
  Beginning of year                                               15,409,077       15,042,156       11,112,835       11,265,628
                                                                 -----------     ------------     ------------     ------------
  End of year+                                                    16,138,478     $ 15,409,077     $ 14,198,658     $ 11,112,835
                                                                 ===========     ============     ============     ============
+Includes undistributed net investment income of                       3,724     $     15,374     $     11,552     $     13,036
                                                                 ===========     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                             205,184          125,475          274,741           49,594
    Issued for distributions reinvested                               38,872           38,275           13,254           12,616
    Redeemed                                                        (124,842)        (118,957)         (40,001)         (83,123)
                                                                 -----------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding            119,214           44,793          247,994          (20,913)
                                                                 ===========     ============     ============     ============
  Class B:
    Sold                                                               2,053           18,824            1,163           18,386
    Issued for distributions reinvested                                1,881            2,451            5,359            5,507
    Redeemed                                                         (36,089)         (26,566)         (18,261)         (11,099)
                                                                 -----------     ------------     ------------     ------------
    Net increase (decrease) in Class B shares outstanding            (32,155)          (5,291)         (11,739)          12,794
                                                                 ===========     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ---------------------------------------------------------------
                                                                           NEW JERSEY                      NORTH CAROLINA
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  2,538,547     $  2,695,206     $    986,360     $    950,901
  Net realized gain (loss) on investments
    and swap agreements                                               471,810         (480,751)         114,553          (28,263)
  Net unrealized depreciation of investments
    and swap agreements                                            (1,436,871)        (564,678)        (463,889)        (173,945)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations            1,573,486        1,649,777          637,024          748,693
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                  (2,369,615)      (2,461,177)        (854,186)        (793,354)
  Net investment income - Class B                                    (184,090)        (207,772)        (145,221)        (143,369)
  Net realized gains - Class A                                             --               --          (86,354)              --
  Net realized gains - Class B                                             --               --          (17,530)              --
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                            (2,553,705)      (2,668,949)      (1,103,291)        (936,723)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                       5,462,576        6,964,472        3,568,841        3,405,548
    Reinvestment of distributions                                   1,655,005        1,658,007          703,115          564,125
    Cost of shares redeemed                                        (8,294,950)      (7,871,721)      (2,755,822)      (1,985,084)
                                                                 ------------     ------------     ------------     ------------
                                                                   (1,177,369)         750,758        1,516,134        1,984,589
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                         608,700          516,658          387,195          596,971
    Reinvestment of distributions                                     137,776          153,682          136,692          113,630
    Cost of shares redeemed                                        (1,400,979)      (1,126,781)        (241,631)        (879,663)
                                                                 ------------     ------------     ------------     ------------
                                                                     (654,503)        (456,441)         282,256         (169,062)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                (1,831,872)         294,317        1,798,390        1,815,527
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                          (2,812,091)        (724,855)       1,332,123        1,627,497

Net Assets
  Beginning of year                                                69,749,183       70,474,038       25,805,342       24,177,845
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 66,937,092     $ 69,749,183     $ 27,137,465     $ 25,805,342
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $     24,339     $     39,497     $      6,911     $     19,958
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                              420,848          529,174          264,712          252,131
    Issued for distributions reinvested                               127,109          126,513           52,364           41,877
    Redeemed                                                         (637,933)        (600,459)        (204,526)        (147,365)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding             (89,976)          55,228          112,550          146,643
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                               46,687           39,340           28,657           43,587
    Issued for distributions reinvested                                10,599           11,758           10,184            8,432
    Redeemed                                                         (107,553)         (86,001)         (17,975)         (64,966)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class B shares outstanding             (50,267)         (34,903)          20,866          (12,947)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ----------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ----------------------------------------------------------------
                                                                              OHIO                              OREGON
                                                                 ------------------------------     -----------------------------
Year Ended December 31                                                    2005             2004             2005             2004
--------------------------------------------------------         ----------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $  1,007,496     $  1,032,907     $  1,105,144     $  1,108,252
  Net realized gain (loss) on investments
    and swap agreements                                                 36,438          (61,610)         369,684         (152,598)
  Net unrealized depreciation of investments
    and swap agreements                                               (568,090)        (359,074)        (749,704)        (199,179)
                                                                  ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations               475,844          612,223          725,124          756,475
                                                                  ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                     (900,539)        (890,551)      (1,017,097)      (1,013,524)
  Net investment income - Class B                                     (118,592)        (128,513)         (78,135)         (90,415)
  Net realized gains - Class A                                              --               --         (163,420)              --
  Net realized gains - Class B                                              --               --          (14,222)              --
                                                                  ------------     ------------     ------------     ------------
    Total distributions                                             (1,019,131)      (1,019,064)      (1,272,874)      (1,103,939)
                                                                  ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                        1,646,663        1,568,616        6,285,232        5,005,781
    Reinvestment of distributions                                      639,214          642,361          960,389          805,670
    Cost of shares redeemed                                         (2,132,615)      (2,914,221)      (4,173,808)      (4,599,232)
                                                                  ------------     ------------     ------------     ------------
                                                                       153,262         (703,244)       3,071,813        1,212,219
                                                                  ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                          281,720          661,809          146,874          258,785
    Reinvestment of distributions                                       92,493           94,024           84,271           82,309
    Cost of shares redeemed                                           (573,555)      (1,314,596)        (339,788)        (646,264)
                                                                  ------------     ------------     ------------     ------------
                                                                      (199,342)        (558,763)        (108,643)        (305,170)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                    (46,080)      (1,262,007)       2,963,170          907,049
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                             (589,367)      (1,668,848)       2,415,420          559,585

Net Assets
  Beginning of year                                                 25,667,452       27,336,300       29,325,503       28,765,918
                                                                  ------------     ------------     ------------     ------------
  End of year+                                                    $ 25,078,085     $ 25,667,452     $ 31,740,923     $ 29,325,503
                                                                  ============     ============     ============     ============
+Includes undistributed net investment income of                  $     13,793     $     25,428     $     16,793     $      6,881
                                                                  ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                               130,358          123,369          480,039          378,817
    Issued for distributions reinvested                                 50,621           50,404           73,375           61,138
    Redeemed                                                          (169,185)        (228,169)        (318,237)        (349,432)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding               11,794          (54,396)         235,177           90,523
                                                                  ============     ============     ============     ============
  Class B:
    Sold                                                                22,163           51,402           11,208           19,484
    Issued for distributions reinvested                                  7,317            7,366            6,450            6,255
    Redeemed                                                           (45,423)        (104,613)         (26,051)         (49,232)
                                                                  ------------     ------------     ------------     ------------
    Net increase (decrease) in Class B shares outstanding              (15,943)         (45,845)          (8,393)         (23,493)
                                                                  ============     ============     ============     ============

See notes to financial statements.


Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------         ---------------------------------------------------------------
                                                                                 MULTI-STATE INSURED TAX FREE FUND
                                                                 ---------------------------------------------------------------
                                                                          PENNSYLVANIA                        VIRGINIA
                                                                 -----------------------------     -----------------------------
Year Ended December 31                                                   2005             2004             2005             2004
--------------------------------------------------------         ---------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                          $  1,858,796     $  1,885,568     $  1,333,710     $  1,670,534
  Net realized gain (loss) on investments
    and swap agreements                                               855,995         (239,114)         350,413         (166,527)
  Net unrealized depreciation of investments
    and swap agreements                                            (1,670,399)        (565,122)        (851,203)        (469,991)
                                                                 ------------     ------------     ------------     ------------
    Net increase in net assets resulting from operations            1,044,392        1,081,332          832,920        1,034,016
                                                                 ------------     ------------     ------------     ------------
Distributions to Shareholders
  Net investment income - Class A                                  (1,749,625)      (1,773,253)      (1,297,926)      (1,596,737)
  Net investment income - Class B                                    (104,652)        (113,727)         (72,966)         (88,681)
  Net realized gains - Class A                                       (576,482)              --         (161,530)         (11,293)
  Net realized gains - Class B                                        (42,775)              --          (10,316)            (754)
                                                                 ------------     ------------     ------------     ------------
    Total distributions                                            (2,473,534)      (1,886,980)      (1,542,738)      (1,697,465)
                                                                 ------------     ------------     ------------     ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                       2,932,750        5,427,673        2,955,893        3,541,235
    Reinvestment of distributions                                   1,505,092        1,068,162          932,169          821,567
    Cost of shares redeemed                                        (5,452,739)      (4,940,784)      (7,885,670)      (9,556,243)
                                                                 ------------     ------------     ------------     ------------
                                                                   (1,014,897)       1,555,051       (3,997,608)      (5,193,441)
                                                                 ------------     ------------     ------------     ------------
  Class B:
    Proceeds from shares sold                                         236,654          440,041          113,246          169,007
    Reinvestment of distributions                                     101,386           71,681           69,379           66,124
    Cost of shares redeemed                                          (455,565)        (527,938)        (535,656)        (654,101)
                                                                 ------------     ------------     ------------     ------------
                                                                     (117,525)         (16,216)        (353,031)        (418,970)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) from share transactions                (1,132,422)       1,538,835       (4,350,639)      (5,612,411)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets                          (2,561,564)         733,187       (5,060,457)      (6,275,860)

Net Assets
  Beginning of year                                                49,421,922       48,688,735       38,333,097       44,608,957
                                                                 ------------     ------------     ------------     ------------
  End of year+                                                   $ 46,860,358     $ 49,421,922     $ 33,272,640     $ 38,333,097
                                                                 ============     ============     ============     ============
+Includes undistributed net investment income of                 $     36,190     $     33,931     $      2,615     $     39,797
                                                                 ============     ============     ============     ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                              221,706          408,428          223,242          265,085
    Issued for distributions reinvested                               114,710           80,182           70,579           61,717
    Redeemed                                                         (412,730)        (371,966)        (593,121)        (720,475)
                                                                 ------------     ------------     ------------     ------------
    Net increase (decrease) in Class A shares outstanding             (76,314)         116,644         (299,300)        (393,673)
                                                                 ============     ============     ============     ============
  Class B:
    Sold                                                               17,849           32,574            8,560           12,760
    Issued for distributions reinvested                                 7,737            5,386            5,268            4,983
    Redeemed                                                          (34,529)         (39,867)         (40,784)         (49,305)
                                                                 ------------     ------------     ------------     ------------
  Net decrease in Class B shares outstanding                           (8,943)          (1,907)         (26,956)         (31,562)
                                                                 ============     ============     ============     ============

See notes to financial statements.


Notes to Financial Statements
December 31, 2005


1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market Fund"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate Fund"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt Fund"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II Fund"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured Fund") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured Fund"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured Fund and each fund of the Multi-State Insured Fund seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of value of an instrument, whereby the difference between its acquisition cost and the value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

December 31, 2005


At December 31, 2005, capital loss carryovers were as follows:

                                                 Year Capital Loss Carryovers Expire
                                          -----------------------------------------------
Fund                             Total           2011              2012              2013
----                      ------------    -----------      ------------     -------------
Insured Intermediate         $ 218,495           $ --         $  42,499          $175,996
New York Insured             1,738,340             --         1,738,340                --
Colorado                         4,145          3,477                --               668
Georgia                        100,585             --            45,798            54,787
Minnesota                       85,398             --            85,398                --
Missouri                        22,764             --            22,764                --
New Jersey                       8,941             --             8,941                --
Ohio                            33,456             --            33,456                --

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured Fund and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2005, The Bank of New York, custodian for the Funds, has provided credits in the amount of $108,671 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2005, the Funds' expenses under these arrangements were reduced by $6,531.

F. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swaps") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of December 31, 2005, are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--Tax-Exempt Money Market Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and

December 31, 2005


declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 $.01 par value shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 $1.00 par value shares originally authorized, Insured Tax Exempt Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized, New York Insured Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured Fund and Series Fund have established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the year ended December 31, 2005, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                              Cost of         Proceeds
Fund                        Purchases         of Sales
----                     ------------     ------------
Insured Intermediate     $ 91,601,110     $101,905,362
Insured Tax Exempt        191,124,929      241,646,189
Insured Tax Exempt II     138,407,107      122,807,948
New York Insured           87,246,263       89,943,165
Arizona                     2,596,858        5,314,944
California                 16,942,814       16,720,164
Colorado                      517,285          356,249
Connecticut                15,323,155       14,020,680
Florida                     6,526,465       11,539,712
Georgia                     3,289,134        2,615,720
Maryland                    8,162,392       11,401,833
Massachusetts               7,329,420       10,043,666
Michigan                   12,688,116       16,613,909
Minnesota                   5,604,885        4,702,573
Missouri                    8,096,585        4,742,568
New Jersey                 26,697,964       27,174,368
North Carolina              7,395,368        5,604,672
Ohio                        3,375,080        3,487,654
Oregon                     16,019,100       13,169,189
Pennsylvania               17,678,040       18,335,101
Virginia                    7,989,808       12,205,051

December 31, 2005


At December 31, 2005, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:

                                                Gross             Gross              Net
                             Aggregate     Unrealized        Unrealized       Unrealized
Fund                             Cost    Appreciation      Depreciation     Appreciation
----                      ------------   ------------      ------------     -------------
Insured Intermediate      $ 56,575,250     $  516,043           $13,449       $  502,594
Insured Tax Exempt         681,472,642     69,871,184                --       69,871,184
Insured Tax Exempt II      114,391,235      3,612,759                --        3,612,759
New York Insured           164,769,750     11,251,779                --       11,251,779
Arizona                     16,091,180        883,970                --          883,970
California                  27,131,974      1,718,326                --        1,718,326
Colorado                     9,958,093        582,876                --          582,876
Connecticut                 35,781,611      1,502,498             3,437        1,499,061
Florida                     31,691,460      1,898,878                --        1,898,878
Georgia                     11,711,409        658,189                --          658,189
Maryland                    26,744,138      1,458,043            10,535        1,447,508
Massachusetts               23,864,230      1,567,542             2,847        1,564,695
Michigan                    31,825,414      2,205,505                --        2,205,505
Minnesota                   15,020,164        698,206             166            698,040
Missouri                    13,471,613        519,847             4,371          515,476
New Jersey                  62,055,370      3,782,107                77        3,782,030
North Carolina              25,692,258      1,123,296                --        1,123,296
Ohio                        23,331,192      1,488,174                --        1,488,174
Oregon                      30,285,569      1,133,437             4,315        1,129,122
Pennsylvania                43,979,784      2,472,161             2,014        2,470,147
Virginia                    30,999,937      1,865,227                --        1,865,227

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2005, total directors/trustees fees accrued by the Funds amounted to $65,376.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, other than the Tax-Exempt Money Market Fund, Insured Intermediate Fund and Insured Tax Exempt II Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by

..03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market Fund and Insured Intermediate Fund is payable monthly, at the rate of .50% and .60%, respectively, of each Fund's average daily net assets. The annual fee for Insured Tax Exempt II Fund is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the year ended December 31, 2005, FIMCO has voluntarily waived advisory fees in excess of .60% for Insured Tax Exempt Fund and New York Insured Fund. In addition, FIMCO has voluntarily waived advisory fees to limit each of the other Fund's overall expense ratio on Class A and Class B shares as follows:
..71% on Class A and 1.46% on Class B for Tax-Exempt Money Market; .95% on Class A and 1.70% on Class B for Insured Intermediate and New Jersey; 1.00% on Class A and 1.75% on Class B for Insured Tax Exempt II; .75% on Class A and 1.50% on Class B for Arizona, North Carolina, and Ohio; .85% on Class A and 1.60% on Class B for California, Connecticut, Maryland, Massachusetts and Oregon; .60% on Class A and 1.35% on Class B for Colorado, Georgia, Minnesota and Missouri; and .90% on Class A and 1.65% on Class B for Florida, Michigan, Pennsylvania and Virginia. For the year ended December 31, 2005, advisory fees accrued by the Funds to FIMCO were $12,378,165 of which $3,623,471 was waived as noted above.

For the year ended December 31, 2005, FIC, as underwriter, received $2,215,299 in commissions from the sale of shares of the Funds after allowing $522,961 to other dealers. Shareholder servicing costs included $910,941 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2005, the fees paid under the distribution plans, other than the Tax-Exempt Money Market Fund, were limited to .27% on Class A and 1.00% on Class B for the Insured Tax Exempt Fund and .25% on Class A and 1.00% on Class B for each of the remaining Funds. The distribution fees paid by Tax-Exempt Money Market Fund were limited to. 75% on Class B shares. For the year ended December 31, 2005, total distribution plan fees accrued to FIC by the Funds amounted to $4,958,652.

December 31, 2005


6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2005 and December 31, 2004 were as follows:

                              Year Ended December 31, 2005                            Year Ended December 31, 2004
                   ----------------------------------------------------  -------------------------------------------------------
                         Distributions Declared from                           Distributions Declared from
                   --------------------------------------                ----------------------------------------
                                                Long-Term                                               Long-Term
                    Tax-Exempt     Ordinary       Capital                  Tax-Exempt      Ordinary       Capital
Fund                    Income       Income          Gain         Total        Income        Income          Gain          Total
----               -----------  -----------  ------------  ------------  ------------  ------------  ------------  -------------
Intermediate       $ 1,471,373      $    --    $       --   $ 1,471,373   $ 1,370,631       $    --       $    --    $ 1,370,631
Tax Exempt          32,006,671           --     1,932,707    33,939,378    34,789,497            --            --     34,789,497
Tax Exempt II        3,614,833      345,282       720,062     4,680,177     3,176,787            --       748,486      3,925,273
New York Insured     6,736,903           --            --     6,736,903     7,388,612            --            --      7,388,612
Arizona                721,046      167,834       120,929     1,009,809       868,462            --        69,970        938,432
California           1,098,601           --       408,324     1,506,925     1,100,716            --            --      1,100,716
Colorado               439,294           --            --       439,294       462,904            --            --        462,904
Connecticut          1,412,339           --       196,000     1,608,339     1,418,944            --            --      1,418,944
Florida              1,379,088           --       155,382     1,534,470     1,508,035            --       109,915      1,617,950
Georgia                485,126           --            --       485,126       443,908            --            --        443,908
Maryland             1,145,659           --        20,812     1,166,471     1,173,815            --            --      1,173,815
Massachusetts          997,212           --        96,285     1,093,497     1,115,044            --            --      1,115,044
Michigan             1,391,954           --       646,174     2,038,128     1,633,917            --        19,840      1,653,757
Minnesota              629,032           --            --       629,032       616,545            --            --        616,545
Missouri               492,586           --            --       492,586       419,875            --            --        419,875
New Jersey           2,553,705           --            --     2,553,705     2,668,949            --            --      2,668,949
North Carolina         999,407           --       103,884     1,103,291       936,723            --            --        936,723
Ohio                 1,019,131           --            --     1,019,131     1,019,064            --            --      1,019,064
Oregon               1,095,232           --       177,642     1,272,874     1,103,939            --            --      1,103,939
Pennsylvania         1,854,277           --       619,257     2,473,534     1,886,980            --            --      1,886,980
Virginia             1,370,892           --       171,846     1,542,738     1,685,418            --        12,047      1,697,465

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                         Undistributed   Undistributed     Undistributed
                            Tax-Exempt         Taxable     Capital Gains                          Total Tax
                              Ordinary        Ordinary         or (Loss)      Unrealized      Distributable
Fund                            Income          Income         Carryover     Appreciation          Earnings*
----                      ------------    ------------     -------------     ------------      ------------
Insured Intermediate          $109,451        $     --       $  (218,495)     $   490,096       $   381,052
Insured Tax Exempt               9,469         284,237                --       69,946,726        70,240,432
Insured Tax Exempt II           45,170             194                --        3,654,293         3,699,657
New York Insured                15,152           8,892        (1,738,340)      11,416,685         9,702,389
Arizona                          1,489              76                --          884,972           886,537
California                       3,591          12,620               838        1,737,197         1,754,246
Colorado                         2,424             831            (4,145)         585,747           584,857
Connecticut                     12,848           1,250                --        1,511,883         1,525,981
Florida                         25,769           2,464                --        1,912,940         1,941,173
Georgia                         11,509             771          (100,585)         663,931           575,626
Maryland                        28,932          14,633                --        1,469,561         1,513,126
Massachusetts                   20,100           5,313                --        1,572,160         1,597,573
Michigan                        76,300          13,071                --        2,207,508         2,296,879
Minnesota                        1,250           2,474           (85,398)         703,169           621,495
Missouri                        10,852             700           (22,764)         520,604           509,392
New Jersey                      18,787           5,552            (8,941)       3,821,078         3,836,476
North Carolina                   2,834           4,077                --        1,128,361         1,135,272
Ohio                            13,175             618           (33,100)       1,495,639         1,476,332
Oregon                          16,793              --                --        1,140,100         1,156,893
Pennsylvania                    14,388          21,802                --        2,476,656         2,512,846
Virginia                         1,060           1,555               260        1,888,819         1,891,694

* Differences between book distributable earnings and tax distributable earnings consist of post-October losses.


December 31, 2005


For the year ended December 31, 2005, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                                           Accumulated     Undistributed
                               Capital    Net Realized    Net Investment
Fund                           Paid In            Gain            Income
----                      ------------    ------------     -------------
Insured Tax Exempt            $(1,186)          $8,871           $(7,685)
Insured Tax Exempt II            (454)             454                --
New York Insured                   --              617              (617)
Arizona                          (161)             161                --
Connecticut                    (3,889)           3,889                --
Florida                          (117)             117                --
Maryland                         (306)             317               (11)
Massachusetts                    (295)             295                --
Michigan                         (211)             211                --
Minnesota                          --              954              (954)
North Carolina                   (142)             142                --
Oregon                           (255)             255                --
Pennsylvania                     (116)           2,376            (2,260)


7. Fund Reorganizations--The shareholders of the Funds approved an Agreement and Plan of Conversion and Termination pursuant to which each Fund would be reorganized into a corresponding series of the First Investors Tax Exempt Funds, a newly-established Delaware statutory trust (the "Reorganizations"). As part of the Reorganizations, the investment objectives of each Fund will be classified as non-fundamental, which means the Board of Trustees may change the objective of each Fund without shareholder approval. First Investors Insured Tax Exempt Fund II's objective will be revised to state "seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax and, secondarily, total return." It is expected that the Reorganizations will take effect after the close of business on or about April 28, 2006, although the date may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.

This page intentionally left blank.


Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2001            $ 1.00       $.022             --      $ .022       $.022          --          $.022
2002              1.00        .008             --        .008        .008          --           .008
2003              1.00        .003             --        .003        .003          --           .003
2004              1.00        .005             --        .005        .005          --           .005
2005              1.00        .016             --        .016        .016          --           .016

Class B
-------
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004              1.00          --             --          --          --          --             --
2005              1.00        .009             --        .009        .009          --           .009

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2001            $ 6.10       $.243         $ .049      $ .292       $.245       $.137          $.382
2002              6.01        .208           .543        .751        .208        .103           .311
2003              6.45        .150           .092        .242        .149        .043           .192
2004              6.50        .134          (.052)       .082        .132          --           .132
2005              6.45        .164          (.108)       .056        .156          --           .156

Class B
-------
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004              6.51        .086          (.052)       .034        .084          --           .084
2005              6.46        .118          (.110)       .008        .108          --           .108

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2001            $10.33       $.460         $(.099)     $ .361       $.470       $.071          $.541
2002             10.15        .446           .560       1.006        .452        .244           .696
2003             10.46        .425           .037        .462        .422        .080           .502
2004             10.42        .418          (.169)       .249        .419          --           .419
2005             10.25        .409          (.236)       .173        .408        .025           .433

Class B
-------
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004             10.40        .336          (.159)       .177        .347          --           .347
2005             10.23        .329          (.228)       .101        .336        .025           .361

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   -----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*   (in thousands)   Expenses      Income   Expenses   Income (Loss)      Rate
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2001                         $ 1.00      2.17%         $ 20,185         .80%      2.10%         .88%        2.02%        --
2002                           1.00       .81            18,409         .80        .81          .92          .69         --
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)        --
2004                           1.00       .51            13,985         .70        .49         1.24         (.05)        --
2005                           1.00      1.66            13,407         .71       1.63         1.39          .95         --

Class B
-------
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27         --
2002                           1.00       .12                64        1.48        .13         1.60          .01         --
2003                           1.00        --                64        1.10         --         1.46         (.36)        --
2004                           1.00        --                23        1.19         --         1.73         (.54)        --
2005                           1.00       .91                 1        1.46        .88         2.14          .20         --

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2001                         $ 6.01      4.82%         $ 11,298         .75%      3.90%        1.05%        3.60%       134%
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004                           6.45      1.28            59,520         .95       2.08         1.05         1.98        102
2005                           6.35       .88            49,128         .95       2.55         1.09         2.41        147

Class B
-------
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004                           6.46       .53            11,125        1.70       1.33         1.80         1.23        102
2005                           6.36       .13             8,419        1.70       1.80         1.84         1.66        147

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2001                         $10.15      3.51%         $901,699        1.05%      4.43%        1.10%        4.38%        32%
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004                          10.25      2.47           824,507        1.01       4.08         1.15         3.94         27
2005                           9.99      1.72           759,815        1.01       4.02         1.13         3.90         24

Class B
-------
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004                          10.23      1.76             3,588        1.74       3.35         1.88         3.21         27
2005                           9.97      1.00             3,073        1.74       3.29         1.86         3.17         24

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT II FUND
--------------------------
Class A
-------
2001            $14.30       $.591         $ .175      $ .766       $.593       $.143         $ .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004             15.41        .535           .123        .658        .531        .117           .648
2005             15.42        .523           .050        .573        .523        .140            .663

Class B
-------
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004             15.40        .419           .129        .548        .411        .117           .528
2005             15.42        .408           .045        .453        .403        .140           .543

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
2001            $14.61       $.622        $ (.164)     $ .458       $.628       $  --         $ .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004             14.83        .570          (.219)       .351        .581          --           .581
2005             14.60        .536          (.225)       .311        .541          --           .541

Class B
-------
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004             14.81        .460          (.217)       .243        .473          --           .473
2005             14.58        .427          (.224)       .203        .433          --           .433

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
2001            $13.36       $.616         $(.012)     $ .604       $.614       $  --          $.614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003             13.98        .552           .101        .653        .556        .087           .643
2004             13.99        .552          (.074)       .478        .550        .048           .598
2005             13.87        .547          (.270)       .277        .551        .226           .777

Class B
-------
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004             13.99        .449          (.079)       .370        .442        .048           .490
2005             13.87        .445          (.268)       .177        .451        .226           .677

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                            Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT II FUND
--------------------------
Class A
-------
2001                         $14.33      5.43%         $ 29,851        1.00%      4.03%        1.52%        3.51%       190%
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004                          15.42      4.36            83,555        1.00       3.47         1.46         3.01        115
2005                          15.33      3.77           101,741        1.00       3.37         1.46         2.91        114

Class B
-------
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004                          15.42      3.62            16,439        1.75       2.72         2.21         2.26        115
2005                          15.33      2.97            16,091        1.75       2.62         2.21         2.16        114

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
2001                         $14.44      3.14%         $171,962        1.01%      4.22%        1.16%        4.07%        48%
2002                          14.90     10.45           186,992         .99       4.11         1.14         3.96         70
2003                          14.83      4.37           184,944         .99       3.99         1.14         3.84         21
2004                          14.60      2.44           177,975         .98       3.88         1.13         3.73         30
2005                          14.37      2.16           169,787         .99       3.70         1.14         3.55         49

Class B
-------
2001                          14.44      2.40             6,981        1.74       3.49         1.89         3.34         48
2002                          14.89      9.59            10,293        1.74       3.36         1.89         3.21         70
2003                          14.81      3.55             8,583        1.74       3.24         1.89         3.09         21
2004                          14.58      1.69             7,613        1.73       3.13         1.88         2.98         30
2005                          14.35      1.41             6,938        1.74       2.95         1.89         2.80         49

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
2001                         $13.35      4.56%         $ 16,652         .65%      4.55%        1.20%        4.00%        36%
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004                          13.87      3.51            17,911         .75       3.96         1.18         3.53         15
2005                          13.37      2.04            15,086         .75       3.99         1.23         3.51         14

Class B
-------
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004                          13.87      2.71             2,523        1.50       3.21         1.93         2.78         15
2005                          13.37      1.30             2,235        1.50       3.24         1.98         2.76         14

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2001            $12.01       $.544         $(.095)     $ .449       $.571       $.028          $.599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003             12.47        .481           .063        .544        .479        .025           .504
2004             12.51        .480           .002        .482        .472          --           .472
2005             12.52        .474          (.151)       .323        .480        .173           .653

Class B
-------
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004             12.51        .388          (.002)       .386        .376          --           .376
2005             12.52        .384          (.147)       .237        .384        .173           .557

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2001            $12.99       $.619         $ .055      $ .674       $.620       $.014          $.634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003             13.75        .560           .126        .686        .556          --           .556
2004             13.88        .564          (.089)       .475        .555          --           .555
2005             13.80        .548          (.234)       .314        .564          --           .564

Class B
-------
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004             13.87        .466          (.089)       .377        .447          --           .447
2005             13.80        .449          (.243)       .206        .456          --           .456

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2001            $13.11       $.604         $(.051)     $ .553       $.593        $ --          $.593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003             13.62        .536           .023        .559        .534        .115           .649
2004             13.53        .533          (.037)       .496        .526          --           .526
2005             13.50        .515          (.186)       .329        .521        .068           .589

Class B
-------
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004             13.52        .434          (.034)       .400        .430          --           .430
2005             13.49        .414          (.191)       .223        .425        .068           .493

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2001                         $11.86      3.78%          $17,449         .65%      4.52%        1.14%        4.03%        36%
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004                          12.52      3.96            25,873         .85       3.86         1.16         3.55         30
2005                          12.19      2.63            26,536         .85       3.81         1.17         3.49         59

Class B
-------
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004                          12.52      3.15             3,046        1.60       3.11         1.91         2.80         30
2005                          12.20      1.92             2,571        1.60       3.06         1.92         2.74         59

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2001                         $13.03      5.24%          $ 7,268         .50%      4.70%        1.15%        4.05%        61%
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004                          13.80      3.51             9,705         .60       4.06         1.25         3.41          7
2005                          13.55      2.32             9,675         .60       4.01         1.27         3.34          3

Class B
-------
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004                          13.80      2.78             1,146        1.35       3.31         2.00         2.66          7
2005                          13.55      1.51             1,032        1.35       3.26         2.02         2.59          3

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2001                         $13.07      4.26%          $22,552         .80%      4.57%        1.19%        4.18%        33%
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004                          13.50      3.76            32,130         .85       3.97         1.18         3.64         45
2005                          13.24      2.48            34,186         .85       3.84         1.18         3.51         38

Class B
-------
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004                          13.49      3.02             4,975        1.60       3.22         1.93         2.89         45
2005                          13.22      1.68             4,115        1.60       3.09         1.93         2.76         38

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2001            $13.38       $.592        $ (.028)     $ .564       $.598       $.146          $.744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003             13.83        .531           .038        .569        .527        .062           .589
2004             13.81        .523          (.068)       .455        .517        .038           .555
2005             13.71        .513          (.243)       .270        .518        .062           .580

Class B
-------
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004             13.81        .421          (.064)       .357        .409        .038           .447
2005             13.72        .414          (.243)       .171        .419        .062           .481

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2001            $13.23       $.619        $ (.027)     $ .592       $.622        $ --          $.622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003             13.86        .562           .109        .671        .557        .114           .671
2004             13.86        .547          (.119)       .428        .548          --           .548
2005             13.74        .547          (.205)       .342        .542          --           .542

Class B
-------
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004             13.84        .447          (.117)       .330        .440          --           .440
2005             13.73        .444          (.199)       .245        .435          --           .435

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2001            $13.48       $.605         $(.077)     $ .528       $.608        $ --          $.608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003             14.14        .526           .094        .620        .525        .025           .550
2004             14.21        .538          (.194)       .344        .524          --           .524
2005             14.03        .527          (.209)       .318        .528        .010           .538

Class B
-------
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004             14.22        .436          (.200)       .236        .416          --           .416
2005             14.04        .423          (.212)       .211        .421        .010           .431

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2001                         $13.20      4.25%          $28,990         .80%       4.38%       1.17%       4.01%         73%
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42
2003                          13.81      4.19            37,426         .85        3.84        1.17        3.52          37
2004                          13.71      3.38            36,477         .90        3.81        1.16        3.55          20
2005                          13.40      2.00            31,370         .90        3.76        1.18        3.48          18

Class B
-------
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
2003                          13.81      3.38             3,354        1.60        3.09        1.92        2.77          37
2004                          13.72      2.64             3,232        1.65        3.06        1.91        2.80          20
2005                          13.41      1.26             2,560        1.65        3.01        1.93        2.73          18

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2001                         $13.20      4.52%          $ 7,429         .50%       4.64%       1.13%       4.01%         37%
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004                          13.74      3.18            10,815         .60        4.00        1.24        3.36          32
2005                          13.54      2.53            11,567         .60        3.99        1.24        3.35          21

Class B
-------
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004                          13.73      2.45             1,295        1.35        3.25        1.99        2.61          32
2005                          13.54      1.81             1,287        1.35        3.24        1.99        2.60          21

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2001                         $13.40      3.95%          $17,758         .65%       4.46%       1.17%       3.94%         33%
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004                          14.03      2.48            27,107         .85        3.83        1.18        3.50          15
2005                          13.81      2.30            23,935         .85        3.76        1.21        3.40          27

Class B
-------
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004                          14.04      1.70             5,180        1.60        3.08        1.93        2.75          15
2005                          13.82      1.52             4,863        1.60        3.01        1.95        2.66          27

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2001            $11.85       $.538         $(.050)     $ .488       $.540       $.028          $.568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003             12.30        .484           .103        .587        .482        .165           .647
2004             12.24        .465          (.139)       .326        .466          --           .466
2005             12.10        .465          (.195)       .270        .456        .044           .500

Class B
-------
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004             12.24        .375          (.135)       .240        .370          --           .370
2005             12.11        .379          (.197)       .182        .368        .044           .412

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2001            $12.73       $.581         $(.090)     $ .491       $.595       $.006          $.601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003             13.03        .535           .061        .596        .541        .055           .596
2004             13.03        .523          (.240)       .283        .526        .007           .533
2005             12.78        .523          (.224)       .299        .494        .235           .729

Class B
-------
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004             13.01        .425          (.238)       .187        .430        .007           .437
2005             12.76        .426          (.223)       .203        .398        .235           .633

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2001            $11.57       $.555         $(.045)     $ .510       $.560          --          $.560
2002             11.52        .520           .561       1.081        .521          --           .521
2003             12.08        .499           .083        .582        .492          --           .492
2004             12.17        .496          (.091)       .405        .495          --           .495
2005             12.08        .483          (.231)       .252        .492          --           .492

Class B
-------
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004             12.18        .408          (.089)       .319        .399          --           .399
2005             12.10        .405          (.240)       .165        .405          --           .405

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2001                         $11.77      4.15%          $24,626         .80%       4.50%       1.18%       4.12%         45%
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004                          12.10      2.74            25,329         .85        3.85        1.19        3.51          29
2005                          11.87      2.27            23,220         .85        3.85        1.22        3.48          27

Class B
-------
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004                          12.11      2.01             3,623        1.60        3.10        1.94        2.76          29
2005                          11.88      1.52             2,781        1.60        3.10        1.97        2.73          27

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2001                         $12.62      3.89%          $38,797         .86%       2.49%       1.16%       2.19%         22%
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004                          12.78      2.25            35,869         .90        4.07        1.19        3.78          23
2005                          12.35      2.38            32,325         .90        4.10        1.20        3.80          36

Class B
-------
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004                          12.76      1.48             2,302        1.65        3.32        1.94        3.03          23
2005                          12.33      1.61             2,238        1.65        3.35        1.95        3.05          36

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2001                         $11.52      4.47%          $10,321         .50%       4.77%       1.15%       4.12%         27%
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004                          12.08      3.42            14,287         .60        4.12        1.24        3.48          18
2005                          11.84      2.13            15,420         .60        4.03        1.25        3.38          31

Class B
-------
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004                          12.10      2.68             1,122        1.35        3.37        1.99        2.73          18
2005                          11.86      1.38               719        1.35        3.28        2.00        2.63          31

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2001            $12.88       $.604         $(.073)     $ .531       $.601        $ --          $.601
2002             12.81        .559           .844       1.403        .563          --           .563
2003             13.65        .541           .185        .726        .534        .012           .546
2004             13.83        .558          (.056)       .502        .552          --           .552
2005             13.78        .533          (.154)       .379        .539          --           .539

Class B
-------
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004             13.83        .454          (.050)       .404        .444          --           .444
2005             13.79        .433          (.161)       .272        .432          --           .432

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2001            $13.08       $.588         $(.061)     $ .527       $.610       $.037          $.647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003             13.38        .524           .038        .562        .526        .116           .642
2004             13.30        .518          (.184)       .334        .514          --           .514
2005             13.12        .494          (.186)       .308        .498          --           .498

Class B
-------
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004             13.27        .418          (.192)       .226        .406          --           .406
2005             13.09        .395          (.185)       .210        .390          --           .390

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2001            $12.86       $.583         $(.082)     $ .501       $.581        $ --          $.581
2002             12.78        .541           .788       1.329        .539          --           .539
2003             13.57        .536           .145        .681        .537        .084           .621
2004             13.63        .530          (.108)       .422        .522          --           .522
2005             13.53        .522          (.173)       .349        .528        .051           .579

Class B
-------
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004             13.63        .429          (.103)       .326        .426          --           .426
2005             13.53        .422          (.179)       .243        .432        .051           .483

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2001                         $12.81      4.17%          $ 4,585         .50%       4.65%       1.16%       3.99%         29%
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004                          13.78      3.73             7,839         .60        4.07        1.28        3.39           7
2005                          13.62      2.79            11,123         .60        3.87        1.25        3.22          37

Class B
-------
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004                          13.79      2.99             3,274        1.35        3.32        2.03        2.64           7
2005                          13.63      2.00             3,076        1.35        3.12        2.00        2.47          37

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2001                         $12.96      4.06%          $60,321         .96%       4.47%       1.16%       4.27%         37%
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004                          13.12      2.59            63,235         .95        3.95        1.15        3.75          28
2005                          12.93      2.39            61,161         .95        3.79        1.16        3.58          40

Class B
-------
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004                          13.09      1.75             6,514        1.70        3.20        1.90        3.00          28
2005                          12.91      1.63             5,776        1.70        3.04        1.91        2.83          40

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2001                         $12.78      3.94%          $13,316         .65%       4.50%       1.20%       3.95%         51%
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004                          13.53      3.18            21,430         .75        3.94        1.20        3.49          59
2005                          13.30      2.62            22,561         .75        3.88        1.20        3.43          22

Class B
-------
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004                          13.53      2.45             4,375        1.50        3.19        1.95        2.74          59
2005                          13.29      1.82             4,576        1.50        3.13        1.95        2.68          22

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2001            $12.46       $.567         $(.067)     $ .500       $.575       $.105          $.680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003             12.86        .520           .087        .607        .517          --           .517
2004             12.95        .517          (.187)       .330        .510          --           .510
2005             12.77        .510          (.264)       .246        .516          --           .516

Class B
-------
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004             12.96        .422          (.198)       .224        .414          --           .414
2005             12.77        .416          (.256)       .160        .420          --           .420

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2001            $12.63       $.573         $(.067)     $ .506       $.566       $  --          $.566
2002             12.57        .533           .707       1.240        .540          --           .540
2003             13.27        .524           .078        .602        .522          --           .522
2004             13.35        .513          (.152)       .361        .511          --           .511
2005             13.20        .490          (.161)       .329        .486        .073           .559

Class B
-------
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004             13.34        .414          (.159)       .255        .415          --           .415
2005             13.18        .391          (.168)       .223        .390        .073           .463

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2001            $12.97       $.577         $(.002)     $ .575       $.591       $.074          $.665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003             13.57        .538           .016        .554        .534        .050           .584
2004             13.54        .527          (.219)       .308        .528          --           .528
2005             13.32        .514          (.217)       .297        .514        .173           .687

Class B
-------
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004             13.53        .427          (.227)       .200        .420          --           .420
2005             13.31        .384          (.216)       .168        .375        .173           .548

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2001                         $12.28      4.05%          $19,996         .80%       4.51%       1.18%       4.13%         40%
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004                          12.77      2.63            22,010         .75        4.06        1.19        3.62          24
2005                          12.50      1.96            21,696         .75        4.04        1.20        3.59          13

Class B
-------
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004                          12.77      1.78             3,658        1.50        3.31        1.94        2.87          24
2005                          12.51      1.27             3,382        1.50        3.29        1.95        2.84          13

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2001                         $12.57      4.05%          $17,341         .65%       4.50%       1.20%       3.95%         37%
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004                          13.20      2.78            26,631         .75        3.89        1.21        3.43          15
2005                          12.97      2.54            29,204         .85        3.72        1.22        3.35          44

Class B
-------
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004                          13.18      1.96             2,695        1.50        3.14        1.96        2.68          15
2005                          12.94      1.71             2,537        1.60        2.97        1.97        2.60          44

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2001                         $12.88      4.47%          $39,649         .86%       4.39%       1.16%       4.09%         35%
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004                          13.32      2.35            45,969         .90        3.95        1.16        3.69          24
2005                          12.93      2.27            43,623         .90        3.90        1.18        3.62          37

Class B
-------
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004                          13.31      1.52             3,453        1.65        3.20        1.91        2.94          24
2005                          12.93      1.51             3,237        1.65        3.15        1.93        2.87          37

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2001            $13.00       $.579         $(.059)     $ .520       $.598       $.062          $.660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003             13.53        .550           .063        .613        .540        .083           .623
2004             13.52        .538          (.173)       .365        .541        .004           .545
2005             13.34        .505          (.199)       .306        .518        .068           .586

Class B
-------
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004             13.48        .436          (.177)       .259        .445        .004           .449
2005             13.29        .402          (.191)       .211        .413        .068           .481

---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Net of expenses waived by the investment adviser (Note 5)


See notes to financial statements.




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2001                         $12.86      4.04%          $32,580         .80%       4.44%       1.17%       4.07%         36%
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004                          13.34      2.78            35,941         .90        4.02        1.17        3.75          23
2005                          13.06      2.33            31,281         .90        3.81        1.20        3.51          23

Class B
-------
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004                          13.29      1.98             2,392        1.65        3.27        1.92        3.00          23
2005                          13.02      1.61             1,992        1.65        3.06        1.95        2.76          23

---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public
Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform audits of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2005, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 2, 2006


FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers*

                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                              DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1932        Director/Trustee     None/Retired             49                None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  1922             Director/Trustee     None/Retired             49                None
c/o First Investors           since 3/31/84 +
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   1921     Director/Trustee     None/Retired             49                None
c/o First Investors           since 9/20/79 +
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932        Director/Trustee     Owner                    49                None
c/o First Investors           since 1/19/95        Hampton
Management Company, Inc.                           Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929     Director/Trustee     None/Retired             49                None
c/o First Investors           since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005


  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested director/trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested director/trustee because he is a director and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.

  + Mr. Reed and Mr. Rubinstein retired effective December 31, 2005.

    Charles R. Barton, III, Stefan L. Geiringer, and Arthur M. Scutro,
    Jr., were elected by shareholders as Director/Trustees effective
    January 1, 2006.





                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                              INTERESTED DIRECTORS/TRUSTEES**

Kathryn S. Head  1955         Director/Trustee     Chairman, President      49                None
c/o First Investors           since 3/17/94        and Director of
Management Company, Inc.                           First Investors
Raritan Plaza I               President            Consolidated
Edison, NJ 08837              since 11/15/01       Corporation;
                                                   First Investors
                              Chairman             Management
                              since 1/1/05         Company, Inc.;
                                                   Administrative Data
                                                   Management Corp.;
                                                   Chairman and
                                                   Director of
                                                   First Investors
                                                   Corporation;
                                                   First Investors
                                                   Federal Savings
                                                   Bank; School
                                                   Financial
                                                   Management
                                                   Services, Inc.;
                                                   and other affiliated
                                                   companies***

John T. Sullivan  1932        Director/Trustee     Director of              49                None
c/o First Investors           since 9/20/79        First Investors
Management Company, Inc.                           Corporation,
95 Wall Street                                     First Investors
                                                   Consolidated
                                                   Corporation,
                                                   First Investors
                                                   Management
                                                   Company, Inc.,
                                                   Administrative Data
                                                   Management Corp.,
                                                   and other affiliated
                                                   companies***




FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers* (continued)

                              Position(s)
                              Held with            Principal                Number of         Other
                              Funds and            Occupation(s)            Portfolios in     Trusteeships
Name, Year of Birth           Length of            During Past              Fund Complex      Directorships
and Address                   Service              5 Years                  Overseen          Held
-------------------           -----------          -------------            -------------     -------------
                              OFFICER(S) WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  1957       Treasurer            Treasurer                49                None
c/o First Investors           since 1988           and Principal
Management Company, Inc.                           Accounting Officer
Raritan Plaza I
Edison, NJ 08837

Larry R. Lavoie  1947         Chief Compliance     General Counsel          49                None
c/o First Investors           Officer since        of First Investors
Management Company, Inc.      8/19/04              Corporation
95 Wall Street                                     and its affiliates
New York, NY 10005
                                                   Director/Trustee
                                                   from 9/17/98
                                                   to 8/18/04


Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison NJ 08837-3620

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1601 K Street, N.W.
Washington, DC 20006


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

As of December 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2005, there were no amendments to any provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2005      2004
						   ----	     ----
(a) Audit Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$ 13,000  $12,400
	Series Fund 				   7,700    7,400
	Insured Tax Exempt Fund, Inc.		  39,500   37,900
	Executive Investors Trust 	          12,500   11,900
	Multi-State Insured Tax Free Fund	 103,200   99,000
	New York Tax Free Fund, Inc.		  19,200   18,400


(b) Audit-Related Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$     0	  $	0
	Series Fund 				      0	        0
	Insured Tax Exempt Fund, Inc.		      0         0
	Executive Investors Trust 		      0         0
	Multi-State Insured Tax Free Fund	      0		0
	New York Tax Free Fund, Inc.		      0         0


(c) Tax Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$ 2,600	  $ 2,500
	Series Fund 				  3,600     3,500
	Insured Tax Exempt Fund, Inc.		  3,600	    3,500
	Executive Investors Trust 		  3,600	    3,500
	Multi-State Insured Tax Free Fund	 52,700	   51,000
	New York Tax Free Fund, Inc.		  3,600	    3,500

    Nature of fees:  tax returns preparation and tax compliance


(d) All Other Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$     0	  $	0
	Series Fund 				      0         0
	Insured Tax Exempt Fund, Inc.		      0		0
	Executive Investors Trust (Insured Tax        0	        0
	Multi-State Insured Tax Free Fund	      0		0
	New York Tax Free Fund, Inc.		      0         0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds' investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;


(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2005 and 2004 were $68,000 and $66,500, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicalbe

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 10, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 10, 2006